Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

      This supplement amends the Statement of Additional Information ("SAI") of each of the above referenced Funds as described below and is in addition to any existing supplements of the Funds.

1.    The second paragraph for each SAI, except for Cash Reserves and Money Market Fund,
Inc., under "Brokerage Policies of the Fund - Brokerage Provisions of the Investment
Advisory Agreement" is deleted and replaced by the following paragraphs:

           Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The concessions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the concession is fair and reasonable in relation to the services provided.

           Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the investment advisory agreement also permits the Manager to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.  Notwithstanding that authority, and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.  However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

2.    The paragraph under "Distribution and Service Plans - Distribution and Service
Plans", with the exception of Money Market Fund, beginning with the following sentence "Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion,...." is deleted in its entirety and replaced with the following paragraphs:

           Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

           Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

3.    The fifth paragraph under "Distribution and Service Plans - Class B, Class C and
Class N Service and Distribution Plans" or under "Distribution and Service Plans - Class B,
                                        --------
Class C (add "Class M" for Convertible Securities Fund only) and Class N Service and
Distribution Plan Fees" in each SAI, for the Capital Preservation Fund, Convertible
Securities Fund, Developing Markets Fund, High Yield Fund, International Small Company
Fund, Main Street Opportunity Fund, Main Street Small Cap Fund, Quest Balanced Fund, Quest
Opportunity Value Fund, Small Cap Fund, Quest International Value Fund and Select Value
Fund is deleted and replaced by the following paragraph:

           Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

4.    The second paragraph under "Distribution and Service Plans - Class B,
Class C and Class N Service and Distribution Plans" or under "Distribution and
                                                    --------
Service Plans - Class B, Class C and Class N Service and Distribution Plan Fees"
for the Balanced Fund, Bond Fund, Capital Appreciation Fund, Capital Income
Fund, Champion Income Fund, Discovery Fund, Disciplined Allocation Fund,
Emerging Growth Fund, Emerging Technologies Fund, Enterprise Fund, Equity Fund,
Inc., Global Fund, Global Opportunity Fund, Gold & Special Minerals Fund, Growth
Fund, International Bond Fund, International Growth Fund, International Value
Fund, Limited Term Government Fund, Main Street Fund, MidCap Fund, Quest Capital
Value Fund, Inc., Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund,
Strategic Income Fund, Total Return Bond Fund, U.S. Government Trust and Value
Fund is amended by deleting the last sentence and replacing it with the following:

           Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

5.    The fifth paragraph under "Distribution and Service Plans - Class B and Class C
Service and Distribution Plans" or under "Distribution and Service Plans - Class B and
                                --------
Class C Service and Distribution Plan Fees" for the AMT-Free Municipals, AMT-Free New York
Municipals, California Municipal Fund, Cash Reserves, International Large-Cap Core Fund,
Limited Term Municipal Fund, New Jersey Municipal Fund, Pennsylvania Municipal Fund,
Rochester National Municipals and Senior Floating Rate Fund is deleted and replaced by the following paragraph:

           Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the
           Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

6.    The second paragraph under "Distribution and Service Plans - Class B, and
Class C Service and Distribution Plans" or under "Distribution and Service Plans
                                        --------
- Class B and Class C Service and Distribution Plan Fees" for the Limited Term
California Municipal Fund, Limited Term New York Municipal Fund and Rochester
Fund Municipals is amended by deleting the last sentence and replacing it with the following:

           Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the
           Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

7.    The following paragraph is added before the section titled "AccountLink"
under "How to Buy Shares", except for the Principal Protected Main Street Fund and Principal Protected Main Street Fund II:

           When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

8.    The first paragraph under "About Your Account - How to Buy Shares -
Retirement Plans," with the exception of the following funds: AMT-Free
Municipals, AMT-Free New York Municipals, California Municipal Fund, Cash
Reserves, Limited Term California Municipal Fund, Limited Term Municipal Fund,
Limited Term New York Municipal Fund, Money Market Fund, Inc., New Jersey
Municipal Fund, Pennsylvania Municipal Fund, Principal Protected Main Street
Fund, Principal Protected Main Street Fund II, Rochester Fund Municipals,
Rochester National Municipals and Senior Floating Rate Fund, is deleted and replaced with the following:

           Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of
           Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce
           Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill
           Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only
           Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only
           Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the
           Oppenheimer funds.

9.    The last paragraph under "About Your Account - How to Buy Shares - Classes of Shares" with the exception of Cash Reserves, Money Market Fund, Inc.,
Principal Protected Main Street Fund, Principal Protected Main Street Fund II
and Senior Floating Rate Fund, is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount greater than
           $250,000 to purchase Class B shares or more than $1 million to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than
           $100,000 to purchase Class B shares on behalf of a single investor
           (not including dealer "street name" or omnibus accounts).

10.   For Cash Reserves the last paragraph under "How to Buy Shares - Classes of
Shares - Alternative Sales Arrangements" is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount greater than
           $250,000 to purchase Class B shares or more than $1 million to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than
           $100,000 to purchase Class B shares on behalf of a single investor
           (not including dealer "street name" or omnibus accounts).

11.   For the Senior Floating Rate Fund, the section titled "About Your Account
- Classes of Shares" is deleted in its entirety and replaced with the following paragraphs:

            Classes of Shares.  The Fund's multiple class structure is available because the Fund has obtained from the Securities and Exchange
            Commission an exemptive order (discussed in "Distribution Plans")
            permitting it to offer more than one class of shares.  The availability of the Fund's share classes is contingent upon the continued availability of the relief under that order.

                  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C shares are subject.

                  The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor.  That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances.  Class A shares normally are sold subject to an initial sales charge.  While Class B and Class C shares have no initial sales charge, the purpose of the early withdrawal charge and asset-based sales charge on Class B and Class
            C shares is the same as that of the initial sales charge on Class A shares -to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

            The Distributor will not accept an order in an amount greater than
            $250,000 to purchase Class B shares or more than $1 million to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).  Effective July
            15, 2004, the Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts)

12.   The entire section under "About Your Account - How to Buy Shares - Account
Fees" with the exception of the Principal Protected Main Street Fund and
Principal Protected Main Street Fund II, is deleted in its entirety and replaced with the following:

            Fund Account Fees. As stated in the Prospectus, a $12 annual
            "Minimum Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Low Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

            Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer
                     Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus,
                     Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

            To access account documents electronically via eDocs Direct, please visit the
            Service Center on our website at www.oppenheimerfunds.com or call
                                             ------------------------
            1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

13.   The Appendix to each SAI, with the exception of Money Market Fund, Inc., titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers" is
amended by deleting the third bullet point under "Waivers of Class A Sales
Charges of Oppenheimer Funds - Waivers of Initial and Contingent Deferred Sales
Charges in Certain Transactions."

14.   The Appendix to each SAI, with the exception of Money Market Fund, Inc., titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers" is
amended by deleting the seventh bullet point under the section "Waivers of Class
B, Class C and Class N Sales Charges of Oppenheimer Funds - Waivers for
Redemptions in Certain Cases" and replacing it with the following bullet point:

o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

February 2, 2005                                                  PX0000.014

Rochester Fund Municipals
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated February 24, 2004, revised February
2, 2005

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 24, 2004, as further supplemented thereafter.
It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box
5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks...
     The Fund's Investment Policies.....................................
     Municipal Securities...............................................
     Other Investment Techniques and Strategies.........................
     Other Investment Restrictions......................................
How the Fund is Managed.................................................
     Organization and History...........................................
     Board of Trustees and Oversight Committees.........................
     Trustees and Officers of the Fund..................................
     The Manager........................................................
Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Independent Auditors' Report............................................
Financial Statements ...................................................

                                      10
ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment objective, principal investment policies and main risks of the
Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc., (the "Manager") can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund can invest are described in the Prospectus under "About the Fund's Investments."
The Fund may from time to time invest in municipal securities other than New
York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to
New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      The Fund is "diversified" with respect to 75% of its total assets. That means that as to 75% of its total assets, the Fund cannot invest more than 5%
of its net assets in the securities of any one issuer (other than the U.S.
government or its agencies and instrumentalities) and the Fund cannot own more than 10% of an issuer's voting securities. In applying its diversification policy with respect to the remaining 25% of its total assets not covered by that diversification requirement, the Fund will not invest more than 10% of its assets in the securities of any one issuer.

      |X|   Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development"
bonds). They may have fixed, variable or floating rates of interest, as described below, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.
Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      The Fund will purchase industrial revenue bonds only if the interest paid on the bonds is tax-exempt under the Internal Revenue Code. The Internal
Revenue Code limits the types of facilities that may be financed with tax-exempt industrial revenue bonds and private-activity bonds (discussed below) and the amounts of these bonds that each state can issue.

      The Fund will not invest more than 5% of its total assets in industrial development bonds for which the underlying credit is one business or one charitable entity. Additionally, the Fund will not invest more than 5% of its total assets in securities for which industrial users having less than three years' operating history are responsible for the payments of interest and principal on the securities.

o     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.
      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% of the proceeds or $5.0 million. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user. This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.
o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

o     Miscellaneous, Temporary and Anticipatory Instruments. These
instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer term instruments or obtaining other refinancing.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain financing to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. If they are illiquid, their purchase by the Fund will be subject to the percentage limitations on the Fund's investments in illiquid securities described in the Prospectus and below in "Illiquid and Restricted
Securities." The Fund may not invest more than 5% of its net assets in unrated or illiquid municipal lease obligations. That limitation does not apply to a municipal lease obligation that the Manager has determined to be liquid under guidelines set by the Board of Trustees and that has received an investment grade rating from a nationally-recognized rating organization.

      Those Board guidelines require the Manager to evaluate, among other things:
o     the frequency of trades and price quotations for the obligation;
o     the number of dealers willing to purchase or sell the securities and the number of potential buyers;
o     the willingness of dealers to undertake to make a market in the obligation;
o     the nature of the marketplace trades for the securities;
o     the likelihood that the marketability of the obligation will continue while the Fund owns it; and
o     the likelihood that the municipality will continue to appropriate funding for the leased property.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      To reduce the risk of "non-appropriation," the Fund will not invest more than 10% of its total assets in municipal leases that contain
"non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:

o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

      Municipal leases may be subject to an "abatement" risk. The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage or destruction of the leased property interferes with the lessee's use of the property. In some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve funds for lease payments.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the
Manager will evaluate their credit quality and the likelihood of a continuing market for them.

      Subject to the foregoing percentage limitations on investments in
Illiquid Securities, the Fund may invest in a tax-exempt lease only if the following requirements are met:
o     the Fund must receive the opinion of issuer's legal counsel that the tax-exempt obligation will generate interest income that is exempt from federal and New York State income taxes; that legal counsel must be experienced in municipal lease transactions;
o     the Fund must receive an opinion that, as of the effective date of the lease or at the date of the Fund's purchase of the obligation (if that occurs on a date other than the effective date of the lease), the lease is the valid and binding obligation of the governmental issuer;
o     the Fund must receive an opinion of issuer's legal counsel that the obligation has been issued in compliance with all applicable federal and state securities laws;
o     the Manager must perform its own credit analysis in instances where a credit rating has not been provided for the lease obligation by a national rating agency;
o     if a particular exempt obligation is unrated and, in the opinion of the
         Manager, not of investment- grade quality, then at the time the Fund makes the investment the Manager must include the investment within the Fund's illiquid investments; it will also be subject to the
         Fund's overall limitation on investments in unrated tax-exempt leases.

      Municipal lease obligations are generally not rated by rating organizations. In those cases the Manager must perform its own credit analysis of the obligation. In those cases, the Manager generally will rely on current information furnished by the issuer or obtained from other sources considered by the Manager to be reliable.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's") and Fitch, Inc. ("Fitch"), represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Credit ratings typically evaluate the safety of municipal and interest payments, not market risk. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, it may cease to be rated or its rating may be reduced below the minimum required to enable the Fund to buy it. Neither event requires the Fund to sell a security, but the Manager will consider those events in determining whether the Fund should continue to hold that security. If ratings given by Moody's, Standard & Poor's, or another rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a "AAA"-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch municipal securities are contained in Appendix A to this Statement of
Additional Information. The Fund can purchase securities that are unrated by nationally-recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Lower-grade securities, commonly called "junk bonds," may offer higher yields than securities rated in investment grade rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be more difficult to value and harder to sell at an acceptable price. These additional risks mean that the Fund might not receive the anticipated level of income from these securities, and the Fund's net asset value could be affected by declines in the value of lower-grade securities. However, because the added risk of lower-quality securities might not be consistent with the portion of the Fund's objective to seek preservation of capital, the Fund limits its investments in lower-quality securities to not more than 25% of its tax-exempt investments
(including New York municipal securities).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are considered investment grade, they may be subject to special risks and have some speculative characteristics. The Fund will not invest more than 5% of its net assets in the securities of any one issuer if the securities are rated "B" or below by a national rating organization or are given a comparable rating by the Manager.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors associated with concentrating investments in New York municipal securities is only a summary, based on the State's Annual Information Statement dated May 30,
2003, and update thereto dated January 26, 2004 (the "January Update") and on publicly-available official statements relating to offerings by issuers of
New York municipal securities on or prior to June 17, 2003 with respect to offerings of the State, and on or prior to December 10, 2003 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      |X| Factors Affecting Investments in New York State Securities.  On
January 20, 2004, the Governor presented the Executive Budget for 2004-05 to the New York State Legislature containing the Financial Plan for 2004-05 (the
"2004-05 Executive Budget" or "Executive Budget" containing the "2004-05
Financial Plan").   The State reported that consistent with the Division of
Budget ("DOB") projections since the 2003-04 Enacted Budget, the 2003-04
Budget is soundly balanced while the baseline budget gap for 2004-05 is projected at $5.1 billion with outyear gaps at roughly $7 billion to $8 billion.  The Executive Budget recommendations were expected to close the entire 2004-05 gap, and significantly reduce the outyear gaps.

      Like most states, the State believed it continues to face significant challenges.  The national recession, in conjunction with the economic dislocation caused by the September 11, 2001 attacks, produced consecutive year-to-year declines in total tax receipts.  Costs for employee pensions have increased dramatically, while Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and the jobless recovery that has followed.  New York's fiscal difficulties were also compounded by last year's Enacted Budget process that resulted in spending growth in excess of recurring revenues.  Flexible reserves, significantly increased when times were good, were reported to be depleted.

      The 2004-05 Executive Budget projected that a strengthening economic recovery would produce a return to above-average rates of growth in tax revenues.  The 2004-05 Financial Plan reflected overall tax receipt growth of
7.8 percent.  Real Gross Domestic Product (GDP) growth for the United States was forecast at 4.7 percent, with employment growth expected to accelerate in
2004.  The equity market rebound was expected to produce renewed growth in financial sector compensation and in taxable income gains for the owners of corporate equities.

      The State did not believe that economic growth alone would solve its fiscal problems.  Thus, the Executive Budget moved toward structural budget balance with a mix of recurring cuts, revenue actions and transitional financing.  No new broad-based tax increases were proposed in the budget.

      Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions.  State agency operations were expected to continue to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies.  The State expected that its workforce would remain level at roughly 187,900.  Revenue proposals focused on maximization of
Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support.  Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

      The 2004-05 Executive Budget also included funding in response to the
State Court of Appeals ruling requiring the State to implement reforms that ensure all children have the opportunity for a sound basic education (SBE).
The 2003-04 Budget took the first step in a multi-year effort to fund SBE costs by reserving all proceeds from video lottery terminals (VLTs) and providing additional General Fund support of $100 million to the City for this purpose.  VLT proceeds from facilities being developed and new ones proposed with the 2004-05 Executive Budget were projected at $325 million in the 2004-05 school year growing to $2 billion annually over the next five years.

      The 2004-05 Executive Budget was expected to have a positive $1.4 billion impact on local governments, and to further the process of lowering the local property tax burden over a multi-year period.  The State reported that the $3 billion STAR program significantly reduced the school tax burden for New Yorkers and recommendations for the 2004-05 fiscal year would contain the growth in local property taxes through a proposed multi-year takeover of
Medicaid long-term care costs, reforms in pensions and health care that would lower costs for both the State and its localities, and a cap on school district spending increases.  In addition, a comprehensive mandate relief package was proposed to assist local governments.

      The current budget begins rebuilding State reserves by making a maximum
$84 million deposit to the rainy day fund in 2003-04, the eighth such deposit made in the last nine years.  The State believed the last several years have demonstrated that adequate reserve levels are critical if the State is to withstand economic downturns without draconian local assistance budget cuts or massive layoffs.

      The State reported that the 2004-05 Executive Budget closes the $5.1 billion General Fund budget gap in 2004-05 with a mix of spending restraint, revenue actions and transitional financing.  Actions of nearly $3.9 billion in 2005-06 and $3.5 billion in 2006-07 would reduce the outyear gaps to levels of $2.9 billion in 2005-06 and $4.3 billion in 2006-07.  In addition,
$240 million in 2004-05 ($325 million on a school year basis), growing to $2 billion annually over the next five years was reserved from new VLT resources to fund the SBE requirements.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The
State's financial activities sector share, as measured by wages, is particularly large relative to the nation.  The State has projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction sectors, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      The State reported that its economy is slowly emerging from recession.
The long recovery from the September 11th attacks and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession.  However, employment losses have reportedly stabilized and growth is evident in several economic sectors.  State nonagricultural employment was projected to rise 0.8 percent in 2004, the first increase in four years.  Moreover, with the first sustained rise in equity prices in three years and interest rates remaining low, the State's outlook for the finance industry has brightened, improving prospects for bonuses and wages.  Bonuses in the finance and insurance sector were projected to rise 11.7 percent in 2004-05, following growth of 23.2 percent for 2003-04.  Total New York wages were expected to grow 5.1 percent in 2004, primarily reflecting the strength in wage growth.  Consistent with national trends, inflation in New York was projected to fall from 2.8 percent in 2003 to 2.1 percent in 2004.

      The State reported its view that following an unusually sluggish recovery period, the U.S. economy finally appears to be on a sustainable expansionary path.  Since the simultaneous collapse of equities and the high-tech sector in 2000, the national economy absorbed three additional but distinct shocks:  the September 11th terrorist attacks, a string of corporate governance scandals, and the war in Iraq and its aftermath. These events created an environment of uncertainty that lengthened the period of adjustment for the business sector from the unrealistic expectations of the late 1990s.  However, the climate of uncertainty appeared to the State to have subsided and business confidence appeared to be improving.  Equity prices were rising in response to brisk profit growth and monetary policy was expected to remain accommodative.  Household spending was expected to rise, supported by rising employment and incomes, and the continued impact of the
2003 tax cuts.  Finally, the combined impact of a moderately falling dollar and accelerating growth in the world economy was expected to increase the demand for U.S. exports in 2004, although on balance, the trade deficit was projected to widen.

      Real GDP growth of 4.7 percent was projected for 2004, following growth of 3.1 percent for 2003.  Total nonagricultural employment was projected to rise 1.1 percent in 2004, following a decline of 0.2 percent in 2003.  The
U.S. unemployment rate was expected to decline to 5.7 percent in 2004, from
6.0 percent in 2003.  Persistent slack in the economy and declining oil prices were expected to lower the inflation rate, as measured by growth in the Consumer Price Index (CPI), to 1.8 percent in 2004 from 2.3 percent in
2003.  Personal income was expected to increase 4.7 percent in 2004 following an increase of 3.3 percent in 2003.

      The State's Financial Plan is necessarily based upon forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.  The DOB expressed its belief that its current receipts and spending estimates related to the performance of the State and national economies are reasonable.  However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

      Although DOB believed that the U.S. is on a sustainable path, that belief was contingent upon the absence of any further shocks to the economy.
Unpredictable events such as a terrorist attack remain the biggest risk to the economic expansion.  Such a shock could induce firms to postpone their spending and hiring plans again, reducing future investment and employment, which in turn could result in lower consumption growth.  Moreover, a destructive attack on oil facilities abroad or a policy shift on the part of oil-producing nations could result in higher oil prices than anticipated, having adverse economic repercussions.  Similarly, a corporate governance scandal of Enron proportions could dishearten investors, weakening equity prices and business and consumer spending.

      If the Federal Reserve Board should initiate a policy of monetary tightening sooner than anticipated, growth could also be more restrained than expected.  The State believed that a significant risk of deflation had receded, and that the Federal Reserve has demonstrated in the past that it can swiftly shift course when it deems necessary.  If households demonstrate a weaker response than expected to the fiscal stimulus provided by the tax cut, growth could be weaker than what was reflected in the forecast.  In addition, with the personal savings rate at a relatively low level, there is a risk of a "virtuous reform" by consumers to increase savings in order to readjust their balance sheets.  The resulting decline in consumption growth could weaken corporate profits, which could in turn result in lower employment and investment growth.  The State believed that the dollar is at some risk of a sharp adverse reaction by foreign investors.  A dollar collapse would impart a substantial inflationary impulse to the economy.
This could lead to higher interest rates and lower stock prices, both of which would constrict economic activity.  This problem could be exacerbated by weaker-than-expected growth among the nation's trading partners, producing weaker export growth than projected.

      The State expressed the view that an economic resurgence that moderately exceeds DOB's expectations was also possible.  A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a stronger increase in total output than expected.
Similarly, lower inflation than expected, perhaps as a result of a drop in the price of oil or stronger productivity growth than expected, could induce the Federal Reserve to postpone interest rate increases, resulting in potentially stronger consumption and investment growth than expected.
Moreover, strong productivity growth could result in higher real wages, supporting faster growth in consumer spending than expected.

      In addition to the risks for the national forecast, the State believed there are also risks specific to New York.  Another attack targeted at the
City would once again disproportionately affect the State economy. Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect the State, resulting in lower income and employment growth than reflected in the current forecast.  In addition, if the national and world economies grow more slowly than expected, demand for the State's goods and services would also be lower than projected, dampening employment and income growth relative to the State's forecast.  In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with increased activity in mergers and acquisitions and IPOs could be possible, resulting in potentially higher wage growth than projected.

      The State cautioned that its economic expansion is just starting to gain momentum, and forecasting at or near a business cycle turning point is fraught with risk.  Moreover, the financial markets, which are so pivotal to the direction of the downstate economy, are currently in a state of extreme flux.  In the wake of several high-profile scandals, the pace of both technological and regulatory change is as rapid as it has ever been.  These circumstances compound even further the difficulty in projecting industry revenues and profits.

      |X| The 2004-05 Fiscal Year.  The January Update reported that the
State's total General Fund receipts were projected to reach $41.83 billion in
2004-05, a decrease of $424 million from 2003-04.  The major source of the annual change in the General Fund was the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal revenue sharing grants, which were received in 2003-04, but will not recur in 2004-05.  This loss was offset, in part, by increased receipts from both the Personal Income
Tax (PIT) and Sales Tax, as a result of temporary tax increases adopted as part of the 2003-04 Enacted Budget.  Overall, improved economic performance and a resurgence in financial service sector compensation were also expected to increase 2004-05 receipts.

      PIT net receipts for 2004-05 were projected to reach $27.46 billion, an increase of $3.38 billion from 2003-04 due largely to three factors:  an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a
$1.27 billion higher contribution from the Refund Reserve account.  Net of the Refund Reserve transaction, all Governmental Funds income tax receipts were projected to increase by 8.6 percent over 2003-04.

      General Fund user taxes and fees net receipts for 2004-05 were projected to reach $8.34 billion, an increase of $443 million from 2003-04.
The sales and use tax was projected to increase $488 million from 2003-04 due to increased economic growth and the recommended changes to the clothing and footware exemption.  The other user taxes and fees were projected to decrease
$44 million from 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds.

      General Fund business tax receipts in 2004-05 were projected to be
$3.74 billion, or $344 million over 2003-04, due primarily to tax law changes enacted in 2003-04 relating to intangible income and the de-coupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits.

      General Fund other taxes, which include estate, pari-mutuel, gift, real property gains, and racing admissions/boxing and wrestling exhibition taxes, were estimated at $762 million in 2004-05, which is $22 million below
2003-04.  This estimate also reflects an anticipated leveling off of market equity values in the second half of 2004-05.

      General Fund miscellaneous receipts were projected to total $2.09 billion in 2004-05, a decrease of $3.88 billion from 2003-04.  This decrease was due largely to the one-time receipt of tobacco securitization bond proceeds in 2003-04.  Excluding those proceeds, General Fund miscellaneous receipts would increase by $317 million.  This increase was due primarily to increased collections of Licenses and Fees, and an additional payment of $100 million from the Power Authority of the State of New York to offset the remaining cost of the "Power for Jobs" program.

      There were no projected Federal Grants in 2004-05 in the General Fund, a decrease of $645 million from the 2003-04 fiscal year.  This decrease reflects the loss of the one-time Federal revenue sharing payments received in 2003-04.  All Governmental Funds Federal grants for 2004-05 were projected to reach $36.27 billion, a decrease of $922 million from 2003-04.  This decrease reflects primarily the General Fund decrease of $645 million from the current fiscal year, augmented by the decrease in World Trade Center pass-through costs ($200 million).

      The State projected General Fund disbursements of $41.89 billion in
2004-05, a decrease of $175 million from 2003-04.  The change in General Fund disbursements reflected higher spending in Grants to Local Governments, State
Operations, General State Charges and Debt Service, partially offset by lower spending in Capital Projects and Transfers to Other Funds.

      Local assistance spending was projected to be $28.46 billion in
2004-05, a decrease of $856 million from 2003-04.  Spending growth of roughly
$3.4 billion is offset by the local assistance share of the 2002-03 payment deferrals ($1.8 billion) plus a combination of recommended cost containment initiatives and the use of alternative financing sources totaling nearly $2.5 billion.  Reforms were proposed to continue to provide planned fiscal relief to the City while eliminating legal concerns associated with the current linkage to the Local Government Assistance Corporation (LGAC).  The
recommendations were expected to eliminate all impacts on LGAC, and reduce total taxpayer costs (financed by both State and City taxpayers) by $1.9 billion, through legislation authorizing a refunding of Municipal Assistance
Corporation debt for a period of 10 years rather than 30 years.  The State would provide additional resources of $170 million annually to the City to help them finance this refunding by directing certain State sales tax receipts previously received by the State to the City.  In addition, the recommendations would generate recurring savings to New York City of another
$80 million through a variety of proposals.

      Excluding payment deferrals, the annual increase in local assistance spending would be $970 million and is primarily attributable to higher spending in Medicaid ($373 million), Higher Education Services Corporation
($176 million), school aid ($169 million), preschool special education programs ($89 million), Office of Children and Family Services ($57 million)
and mental hygiene ($55 million).

      State Operations accounts for the cost of running the Executive,
Legislative and Judicial branches of government and was projected to total
$7.25 billion in 2004-05, an increase of $196 million from 2003-04.  Personal service costs (e.g., State employee payroll) comprised 73 percent of State
Operations spending and the remaining 27 percent represents non-personal service costs for contracts, rent, supplies, and other operating expenses.

      Spending for General State Charges was projected to be $3.65 billion in
2004-05, an increase of $395 million over 2003-04.  This annual increase was due mostly to rising costs of employee health benefits to $2.05 billion (an increase of $255 million) and higher costs related to employer pension contributions to a level of $669 million (an increase of $184 million) after reflecting savings for proposed pension reforms.

      Transfers to Other Funds was projected to total $2.53 billion in
2004-05, an increase of $90 million from 2003-04 and include General Fund transfers to support debt service ($1.75 billion), capital projects ($187 million), and other funds ($587 million), including SUNY, banking services and the Judiciary.

      The January Update projected that in 2004-05, the General fund would have quarterly balances of $2.0 billion in June, $2.20 billion in September,
$1.22 billion by the end of December and $964 million at the end of March.
The lowest projected month-end cash flow balance other than March was $1.2 billion in December.  The 2004-05 General Fund cash flow estimates assumed the 2004-05 Executive Budget is enacted on time and in its entirety.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law, other than local authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2002, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $104.7 billion, only a portion of which constituted
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certian of their programs.

      |X|   Ratings of the State's Securities.  As of June 17, 2003, S&P has
rated the State's general obligation bonds "AA," Moody's has rated those bonds "A2" and Fitch has rated those bonds "AA-".

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State's municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2003, the
State had approximately $4.0 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were
$571 million for the 2002-03 fiscal year and were estimated to be $527 million for the State's 2003-04 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2003-04 fiscal year or thereafter.

      The State believed that the 2003-04 Financial Plan included sufficient reserves for the payment of judgments that may be required during the 2003-04 fiscal year.  There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential 2003-04
Financial Plan resources available for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced
2003-04 Financial Plan.  The State reported that the 2004-05 Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, future collective bargaining agreements with State employee unions, Federal disallowances, or other Federal Actions that could adversely affect the
State's projections of receipts or disbursements.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, are not presently determinable, it was the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2003-04 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2003-04 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, manufacturing sales offices, tourism and finance.  The
City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the missions to the
United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumed that the economic decline that began in 2001 would continue through calendar year 2003 as a result of the September 11 attack, a national economic recession and a downturn in the securities industry.  The City's financial plan assumed the City's economy would begin a slow recovery in the first half of calendar year 2004.

      The City reported that total expenditures for recovery, clean up and repair efforts in the wake of the September 11, 2001 terrorist attacks on the
World Trade Center ("September 11 attack") have resulted in substantial expenditures.  The City has been largely reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade
Center site.  In addition, the State authorized the Transitional Finance
Authority ("TFA") to have outstanding $2.5 billion of bonds and notes to pay costs related to or arising from the September 11 attack, of which the TFA had outstanding approximately $2 billion.  The City believed it was not possible to quantify with any certainty the long-term impact of the September
11 attack on the City and its economy.

      For each of the 1981 through 2003 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2003 through 2007 fiscal years submitted to the Control Board on June 30, 2003 (the "June Financial Plan")
and modification to the June Financial Plan submitted to the Control Board on
November 18, 2003 (as so modified, the "2004-2007 Financial Plan", or
"Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the TFA, which issues debt secured by personal income tax and sales revenues, and the New York City Municipal Water
Finance Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  The TFA was created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

      In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2004-2007 Financial Plan.  For the 2003 fiscal year, the City's General Fund had an operating surplus of $1.422 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2003 fiscal year was the twenty-third consecutive year that the City had achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

      The City's expense and capital budgets for the 2004 fiscal year were adopted on June 27, 2003.  The June Financial Plan was based on the City's expense and capital budgets for the 2004 fiscal year.  The June Financial
Plan reflected reductions made during fiscal year 2003 in projected revenues for fiscal year 2004 and subsequent fiscal years of greater than $2 billion annually and annual increases in projected net expenditures of greater than
$1 billion.  The reduction in projected revenues was primarily due to a decline in projected tax revenues reflecting the September 11 attack and a continued weak economy, which had resulted in lower wage earnings, lower corporate earnings, local job losses, a disruption in tourism and related spending and a decline in financial services sector profits and employee income.  The June Financial Plan contained a gap-closing which included expenditure reductions and an 18.49% property tax increase, a temporary increase in personal income tax rates for City residents with taxable income above specified amounts and a temporary increase in the City portion of the sales tax.

      The 2004-2007 Financial Plan relates to the City and certain entities which receive funds from the City.  It projected revenues for the 2004 fiscal year balanced in accordance with GAAP, and projected gaps of $1.8 billion,
$3.4 billion and $3.9 billion for fiscal years 2005, 2006, and 2007, respectively, after implementation of a gap-closing program to reduce agency expenditures or increase revenues by $267 million in fiscal year 2004 and by approximately $75 million in each of fiscal years 2005 through 2007, and a pay-as-you-go expenditure program for school construction capital costs reflecting increases of $100 million in fiscal year 2004 and $200 million in each of fiscal years 2005 through 2007.

      Increases in projected revenues since the June Financial Plan totaled
$582 million, $340 million, $157 million and $153 million in fiscal years
2004 through 2007, respectively, including an increase in projected tax revenues of $575 million, $65 million, $43 million and $58 million in fiscal years 2004 through 2007, respectively, resulting primarily from increases in personal income and business tax revenues, primarily due to improved securities industry profits, and mortgage recording, real property transfer and sales tax revenues.  Changes in projected expenditures since the June
Financial Plan included:  (i) increased spending for Medicaid totaling $248 million, $163 million, $226 million and $418 million for fiscal years 2004 through 2007, respectively; (ii) increased public assistance spending of $59 million in fiscal year 2004 and $69 million annually in each of fiscal years
2005 through 2007; (iii) increased health insurance costs of approximately
$50 million annually in each of fiscal years 2005 through 2007 and other increased health and social services costs of approximately $50 million annually starting in fiscal year 2004; and (iv) $118 million of increased overtime spending in fiscal year 2004.  The Financial Plan also included proposed discretionary transfers and prepayments in fiscal years 2004 and
2005 of $413 million and $200 million, respectively, reflecting discretionary transfers and prepayments in fiscal years 2004 and 2005 of debt service due in fiscal years 2005 and 2006, respectively.

      The Financial Plan also reflected legislation enacted by the State
Legislature, over the Governor's veto, pursuant to which the LGAC is to make available to the City or its assignee $170 million annually.  The City intended to assign the $170 million annual payment to the State Tax Asset
Receivable Corporation ("STAR Corp."), a local development corporation created to issue bonds to finance the cost of debt service on bonds of the
Municipal Assistance Corporation for the City of New York ("MAC") otherwise payable from City sales tax revenue.  The STAR Corp. financing would make available to the City approximately $500 million annually in fiscal years
2004 through 2008 by reducing the amount of City revenues retained by MAC for its debt service or reimbursing the City for revenues already retained in the
2004 fiscal year.  On August 6, 2003, the LGAC directors adopted a resolution stating that LGAC would not make the $170 million annual payment to the City, expressing legal and policy concerns with the legislation.  On August 13,
2003, LGAC, its Chairperson, the State DOB and its Director sued the City and the STAR Corp. challenging the constitutionality of the legislation and seeking to prevent the issuance of bonds by STAR Corp.  The State Supreme
Court granted the City's and STAR Corp.'s motion for summary judgment.
Plaintiffs appealed that decision to the State Appellate Division which had previously issued a preliminary injunction preventing STAR Corp. from issuing its bonds pending the appeal.  The Appellate Division had not issued its decision on the case.  The outcome of this litigation can not be predicted with certainty.  If the $500 million in annual savings in MAC debt service for fiscal years 2004 through 2008 from the STAR Corp. financing were to become available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal year
2004 and would be faced with larger than forecast budget gaps in the subsequent years of the Financial Plan.

      In addition, the Financial Plan reflected $783 million in fiscal year
2005 and approximately $96 million in subsequent fiscal years of back rent and renegotiated future lease payments for the City's airports, reflecting a recent agreement between the City and the Port Authority of New York and New
Jersey.  The Financial Plan also reflected additional State assistance which requires the approval of the State government.  The additional State actions proposed in the Financial Plan included a proposed regional transportation initiative which would produce savings for the City totaling approximately
$150 million annually in fiscal year 2005 and thereafter by transferring responsibility for the local private bus system to the Metropolitan
Transportation Authority, which is subject to MTA and other approvals.

      The Financial Plan did not make any provision for wage increases, other than the pay increases for the 2000-02 round of bargaining and pay increases to be funded by productivity initiatives.  It was estimated that each 1% wage increase for all City employees for subsequent contract periods would cost approximately $213 million annually (including benefits).  The economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the
September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2004 through 2007 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets.  Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On July 30, 2003, the City Comptroller released a report on the adopted budget for fiscal year 2004 and the June Financial Plan.  In his report, the
City Comptroller identified risks for fiscal years 2004 through 2007, respectively, which, when added to the gaps in the June Financial Plan, result in gaps of $484 million, $3.0 billion, $3.9 billion and $3.9 billion in fiscal years 2004 through 2007, respectively.

      On July 24, 2003, the staff of the Office of the State Deputy
Comptroller issued a report on the June Financial Plan.  The report identified net risks of $367 million, $806 million, $401 million and $423 million for fiscal years 2004 through 2007, respectively, which, when added to the gaps projected in the June Financial Plan, would result in gaps of
$367 million, $2.8 billion, $3.6 billion and $3.7 billion in fiscal years
2004 through 2007, respectively.

      On July 24, 2003, the staff of the Control Board issued a report reviewing the June Financial Plan.  In its report, the staff concluded that the City's budget for fiscal year 2004 appears to be balanced.  However, the report noted that the ability of the City to continue to balance its budget once temporary tax increases have expired is far from certain.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.  In addition, the economic and financial condition of the
City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      |X|   Ratings of the City's Bonds.  As of December 10, 2003, Moody's,
S&P and Fitch rated the City's general obligations bonds A2, A and A+, respectively.  These ratings reflect only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16, 1998, S&P revised its rating of City bonds to "A-" from "BBB+." On September 13, 2000, S&P revised its rating of City bonds upward to "A."  On November 26, 2002, S&P issued a negative outlook on City bonds and on May 27, 2003, changed the outlook to stable.  Moody's rating of City bonds was revised in August 2000 to "A2" from
"A3."  On November 15, 2001, Moody's issued a negative outlook on City bonds.  On March 8, 1999, Fitch revised its rating of City bonds upward to
"A" from "A-" and on September 15, 2000, Fitch revised its rating to "A+."
On December 23, 2002, Fitch issued a negative outlook on City bonds.  Fitch changed its outlook to stable on December 8, 2003.

      |X|   The City's Outstanding Indebtedness.  As of June 30, 2003, the
City and the Municipal Assistance Corporation for the City, respectively,
$29.043 billion and $2.122 billion of outstanding net long-term debt.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2003, the City paid $626.9 million for judgments and claims, $172.4 million of which was reimbursed by the Health & Hospitals
Corporation.  The Financial Plan includes provisions for the payment of judgments and claims of $642.7 million, $676.2 million, $712.7 million and
$751.5 million for the 2004 through 2007 fiscal years, respectively.  The
City has estimated that its potential future liability for outstanding claims against it as of June 30, 2003, amounted to approximately $4.5 billion.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use any of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate demand obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.
      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative Investments. "Inverse
floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. The Fund can invest up to
20% of its total assets in inverse floaters. Certain inverse floaters may be illiquid and therefore subject to the Fund's limitation on illiquid securities.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. The interest rate on one obligation reflects short-term interest rates.
The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund might invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock"
option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   Options Transactions. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
              That means the Fund must own the investment on which the call was written.
(3)   As an operating policy, no more than 5% of the Fund's net assets will be invested in options transactions.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.
If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The Fund could also experience losses if the prices of its options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

o     Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

|X|   When-Issued  and  Delayed-Delivery  Transactions.  Subject to the Fund's
fundamental  policy  as  stated  in the  Prospectus,  the  Fund  can  purchase securities,  up to 10% of the Fund's net assets, on a "when-issued" basis, and may  purchase  or sell such  securities  on a  "delayed-delivery"  or "forward commitment"  basis.  "When-issued" or "delayed  delivery" refers to securities whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can invest without limit in zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities it purchases in order to enhance portfolio liquidity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid securities.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value on an ongoing basis.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

      |X|   Borrowing for Leverage. As a fundamental policy, the Fund may borrow up to 5% of its total assets from banks on an unsecured basis for temporary and emergency purposes or to purchase additional portfolio securities. Borrowing to purchase portfolio securities is a speculative investment technique known as "leveraging."  This investment technique may subject the Fund to greater risks and costs, including the burden of interest expense, an expense the Fund would not otherwise incur. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner required under applicable provisions of the Investment Company Act. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund is required to reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      The Fund has entered into an agreement enabling it to participate with other OppenheimerFunds in an unsecured line of credit with a bank. Interest is charged to each fund based on its respective borrowings. The Fund pays a commitment fee equal to its pro rata share of the average amortized amount of the credit line. This fee is described in the notes to the Financial
Statements at the end of this Statement of Additional Information.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X|   Taxable Investments. While the Fund can invest up to 20% of its net assets in investments that generate income subject to income taxes, it attempts to invest 100% of its assets in tax-exempt securities under normal market conditions. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax-exempt income to its shareholders. Taxable investments include, for example, options, repurchase agreements and some of the types of securities it would buy for temporary defensive purposes.

      |X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     commercial paper rated "A-1" by Standard & Poor's, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot borrow money or mortgage or pledge any of its assets, except that the Fund may borrow from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 5% of its total assets. Where borrowings are made for a purpose other than temporary or emergency purposes, the Investment Company Act requires that the Fund maintain asset coverage of at least 300% for all such borrowings. Should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent necessary to meet that asset coverage requirement. To reduce its borrowings, the Fund might have to sell investments at a time when it would be disadvantageous to do so.
Additionally, interest paid by the Fund on its borrowings will decrease the net earnings of the Fund.

o     The Fund cannot buy any securities on margin or sell any securities short.

o     The Fund cannot lend any of its funds or other assets, except by the purchase of a portion of an issue of publicly distributed bonds, debentures, notes or other debt securities.

o     The Fund cannot act as underwriter of securities issued by other persons. A permitted exception is if the Fund technically is deemed to be an underwriter under the federal securities laws in connection with the disposition of its portfolio securities.

o     The Fund cannot purchase the securities of any issuer that would result in the Fund owning more than 10% of the voting securities of that issuer.

o     The Fund cannot purchase securities from or sell them to its officers and trustees, or any firm of which any officer or trustee is a member, as principal. However, the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission. The Fund cannot retain securities of any issuer, if to the knowledge of the Fund, one or more of its officers, trustees or investment advisor, own beneficially more than1/2of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of those securities.

o     The Fund cannot acquire, lease or hold real estate, except as may be necessary or advisable for the maintenance of its offices or to enable the
Fund to take appropriate such action in the event of financial difficulties, default or bankruptcy of either the issuer of or the underlying source of funds for debt service for any obligations in the Fund's portfolio.

o     The Fund cannot invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The Fund may, however, write covered call options (or purchase put options) listed for trading on a national securities exchange. The Fund can also purchase call options (and sell put options) to the extent necessary to close out call options it previously wrote or put options it previously purchased.

o     The Fund cannot invest in companies for the purpose of exercising control or management.

o     The Fund cannot invest more than 25% of its total assets in securities of  issuers of a particular industry. For the purposes of this limitation, tax-exempt securities and United States government obligations are not considered to be part of an industry. However, with respect to industrial development bonds and other revenue obligations for which the underlying credit is a business or charitable entity, the industry of that entity will be considered for purposes of this 25% limitation.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchases agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification. The Fund intends to be "diversified," as defined in the
Investment Company Act, with respect to 75% of its total assets, and to satisfy the restrictions against investing too much of its assets in any
"issuer" as set forth above. Under the Investment Company Act's requirements for diversification, as to 75% of its total assets, the Fund cannot invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) nor can it own more than 10% of an issuer's voting securities.

      In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

      For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the
Prospectus and this Statement of Additional Information, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of
Additional Information. This is not a fundamental policy. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

      Subject to the limitations stated above, from time to time the Fund may increase the relative emphasis of its investments in a particular segment of the municipal securities market above 25% of its net assets. For example, these might include, among others, general obligation bonds, pollution control bonds, hospital bonds, or any other segment of the municipal securities market as listed in Appendix B to this Statement of Additional
Information. To the extent it does so, the Fund's exposure to market risks from economic, business, political or other changes affecting one bond in a particular segment (such as proposed legislation affecting the financing of a project or decreased demand for a type of project) might also affect other bonds in the same.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the Board without shareholder approval. These restrictions provide that:

o     The Fund may not acquire more than 3% of the voting securities issued by any one investment company. An exception is if the acquisition results from a dividend or a merger, consolidation or other reorganization. Also, the
Fund cannot invest more than 5% of its assets in securities issued by any one investment company or invest more than 5% of the Fund's assets in securities of other investment companies.

o     For purposes of the Fund's investment restriction as to concentration described above, its policy with respect to concentration of investments shall be interpreted as prohibiting the Fund from making an investment in any given industry if, upon making the proposed investment, 25% or more of the value of its total assets would be invested in such industry.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

How the Fund Is Managed

Organization and History. The Fund was organized as a New York corporation in
June 1965 and reorganized as Massachusetts business trust in February 1991.
The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class
C and Class Y.  All classes invest in the same investment portfolio. Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met six times during the Fund's fiscal year ended December 31, 2003.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Mr. Cannon who is only a Trustee of Rochester Fund Municipals, Limited-Term New York Municipal
Fund and Convertible Securities Fund) (referred to as "Board III Funds"):

Oppenheimer Quest For Value Funds, a
  series fund having the following three
  series:
  Oppenheimer Small Cap Value Fund,        Oppenheimer Quest  International Value
                                           Fund, Inc.
  Oppenheimer Quest Balanced Value Fund    Oppenheimer  Quest Capital Value Fund,
  and                                      Inc.
  Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Value Fund, Inc.
Rochester Portfolio Series, a series fund  Bond Fund Series, a series fund
  having one series: Limited-Term New        having one series: Oppenheimer
  York Municipal Fund                        Convertible Securities Fund
Rochester Fund Municipals                  Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 25 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Fielding, Murphy, Molleur, Vottiero, Wixted and Zack, and Mses.
Bechtolt, and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund. As of
January 28, 2004, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the
Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
                   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
Position(s) Held   Trustee;                                   BeneficiallFunds
with Fund, Length  Number of Portfolios in Fund Complex       Owned in   Overseen
of Service, Age    Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Thomas W.          Principal  of  Courtney  Associates,  Inc. None       $50,001-$100,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1995 of   Investment    Counseling    Federated
Age: 70            Investors,  Inc.; Trustee of the following
                   open-end   investment   companies:    Cash
                   Assets  Trust,  Pimco  Advisors  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust.   Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John Cannon,       Director,    Neuberger    Berman    Income None       $10,001-$50,000
Trustee, since     Managers Trust,  Neuberger & Berman Income
1992               Funds   and   Neuberger    Berman   Trust,
Age: 74            (1995-present);  Neuberger  Berman  Equity
                   Funds  (November  2000-present);  Trustee,
                   Neuberger  Berman  Mutual  Funds  (October
                   1994-present);   formerly   Chairman   and
                   Treasurer,  CDC  Associates,  a registered
                   investment        adviser        (December
                   1993-February      1996);      Independent
                   Consultant;  Chief Investment Officer, CDC
                   Associates  (1996-June  2000);  Consultant
                   and  director,  CDC  Associates  (December
                   1993-February     1999).     Oversees    3
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Paul Y. Clinton,   Principal     of    Clinton     Management None       Over
Trustee, since     Associates,   a   financial   and  venture            $100,000
1995               capital  consulting  firm;  Trustee of the
Age: 72            following open-end  investment  companies:
                   Trustee of Capital Cash Management  Trust,
                   Prime Cash Fund,  Pimco  Advisors  VIT and
                   Narragansett   Insured   Tax-Free   Income
                   Fund.  Formerly  a  director  of OCC  Cash
                   Reserves,    Inc.   (open-end   investment
                   company)  (1989-December  2002).  Oversees
                   10  portfolios  in  the   OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A   trustee   or    director    of   other None       Over
Trustee since 1998 Oppenheimer funds.  Oversees 35 portfolios            $100,000
Age: 70            in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lacy B. Herrmann,  Chairman  and Chief  Executive  Officer of None       $10,001-$50,000
Trustee since 1995 Aquila   Management    Corporation,    the
Age: 74            sponsoring   organization   and   manager,
                   administrator  and/or  sub-adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund, Cash Assets Trust,  Prime Cash Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free  Trust,   Aquila  Rocky  Mountain
                   Equity Fund and Pimco  Advisors  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Oversees    10     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Wruble,      Special  Limited  Partner  (since  January $1-10,000  Over
Trustee since 2001 1999) of Odyssey Investment Partners,  LLC            $100,000
Age:  60           (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur, Murphy and Zack, Two World Financial Center, 225 Liberty
Street, New York, NY 10281-1008, for Messrs. Vottiero and Wixted and Mses.
Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924, for Mr.
Fielding, 350 Linden Oaks, Rochester, NY 14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice  President  (since January 1996) of the Manager;
Vice President and      Chairman of the  Rochester  Division  of the Manager  (since
Portfolio Manager       January   1996);   an  officer  of  9   portfolios   in  the
since 1996              OppenheimerFunds complex.
Age: 54
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (Investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        72  portfolios  as  Trustee/Officer  and  10  portfolios  as
                        Officer in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund Services Division.  An officer of 82 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82 in
Age: 40                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 82 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 38                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Trustees of the
Fund received the compensation shown below from the Fund during the Fund's fiscal year ended December 31, 2003. The compensation from all 10 of the
Board III Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2003. The amounts shown for Mr. Cannon relate solely to Rochester Fund Municipals, Limited Term New
York Municipal Fund and Oppenheimer Convertible Securities Fund, as Mr.
Cannon serves as Trustee of those Board III Funds only.

--------------------------------------------------------------------------------
Trustee Name and         Aggregate   Retirement   Estimated         Total
                                                                Compensation
                                                    Annual        From All
                                      Benefits    Retirement     Oppenheimer
                                     Accrued as  Benefits to   Funds For Which
Other Fund                             Part of     be Paid       Individual
Position(s) (as        Compensation     Fund         Upon         Serves As
applicable)             From Fund1    Expenses   Retirement2  Trustee/Director
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Courtney        $27,084      $39,816     $72,174        $106,000
Board Chairman and
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Cannon3              $10,889      $17,038     $21,158         $42,617
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Y. Clinton           $25,806      $40,616     $71,108        $101,000
Audit Committee
Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Galli           $24,528      $32,608     $67,1044       $213,5365
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lacy B. Herrmann          $24,528      $25,375     $69,561         $96,000
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Wruble             $24,5286      $4,747       $7,527         $96,000
Audit Committee Member
--------------------------------------------------------------------------------
1.    Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a Trustee.
2.    Estimated Annual Retirement Benefits to be Paid Upon Retirement is
   based on a straight life payment plan election, with the assumption that a trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under
   "Retirement Plan for Trustees."
3.    Compensation for Mr. Cannon was paid by Rochester Fund Municipals,
   Limited Term New York Municipal Fund and Oppenheimer Convertible
   Securities Fund only.
4.    Includes $38,050 estimated to be paid to Mr. Galli for serving as a trustee or director of 25 other Oppenheimer funds (at December 31, 2003)
   that are not Board III Funds.
5.    Includes $117,536 paid to Mr. Galli for serving as trustee or director of 25 other Oppenheimer funds (at December 31, 2003) that are not Board
   III Funds.
6.    Includes $24,528 deferred by Mr. Wruble under the Deferred Compensation
   Plan described below.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the Board III Funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|   Major Shareholders. As of January 28, 2004, the only person who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Citigroup Global Markets, Inc., 109801250, Attn Cindy Tempesta, 7th.
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      37,735,047.567 Class A shares (15.59% of the outstanding Class A shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin/975G2, 4800 Deer Lake Drive, E FL 3,
      Jacksonville, FL 32246-6484, which owned 18,043,480.996 Class A shares
      (7.45% of the outstanding Class A shares).

      Citigroup Global Markets, Inc., 109801250, Attn Cindy Tempesta, 7th.
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      7,669,763.528 Class B shares (11.06% of the outstanding Class B shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL 32246-6484, which owned 7,137,303.815 Class B shares (10.29% of the outstanding Class B shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL 32246-6484, which owned 4,272,424.010 Class C shares (16.81% of the outstanding Class C shares).

      Citigroup Global Markets, Inc., 109801250, Attn Cindy Tempesta, 7th.
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      3,651,592.584 Class C shares (14.36% of the outstanding Class C shares).

      Roger W. Kirby Trust, UW Gwenoline Hoguet Trust, FBO Geoffrey R.
      Hoguet, 580 Park Ave. New York, NY 10021-7313, who owned 427,152.960
      Class Y shares (83.16% of the outstanding Class Y shares).

      Elizabeth N. Hoguet, 238 McLain Street, Mount Kisco, NY 10549-4931, who
      owed 86,384.248 Class Y shares (16.81% of the outstanding Class Y shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a
           ------------------
duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The first such filing is due no later than August 31,
2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form
N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at  1.800.225.5677 and (ii) on the SEC's website at
www.sec.gov.
-----------

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

o     Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and
Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The Accounting and Administrative Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year        Management Fee Paid to       Accounting and Administrative
                                                    Services Fee Paid to
Ended 12/31        OppenheimerFunds, Inc.          OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2001                $24,490,985                      $1,287,774
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002                $28,013,299                      $1,814,185
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003                $26,976,540                      $1,745,069
-------------------------------------------------------------------------------

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year and that the fees charged there under are fair and reasonable. In arriving at a decision, the
Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.
The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

----------------------------------------------------------------
  Fiscal Year Ended    Total Brokerage Commissions Paid by the
        12/31                           Fund1
----------------------------------------------------------------
----------------------------------------------------------------
         2001                            None
----------------------------------------------------------------
----------------------------------------------------------------
         2002                            None
----------------------------------------------------------------
----------------------------------------------------------------
         2003                            None
----------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Year      Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
12/31:    on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor  Distributor1   Distributor1 Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2001     $17,868,015   2,695,893     $1,143,154   $16,428,018   $2,028,152
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2002     $15,818,044   $2,187,155    $2,632,657   $12,022,476   $1,480,192
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2003     $8,983,346    $1,256,842     $790,325     $4,732,115    $608,374
-------------------------------------------------------------------------------
1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal Year  Class A Contingent    Class B Contingent    Class C Contingent
             Deferred Sales        Deferred Sales        Deferred Sales
             Charges Retained by   Charges Retained by   Charges Retained by
Ended 12/31: Distributor           Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2001            $54,854             $1,783,196              $96,364
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002           $163,987             $3,268,897             $134,035
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003           $117,684             $3,574,383              $79,710
-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees currently limits aggregate payments under the Class A plan to 0.15% of average annual net assets.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.15% of average annual net assets of
Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate currently not to exceed 0.15% of the average annual net assets consisting of
Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended December 31, 2003 payments under the Class A plan totaled $5,974,356. The Distributor retained $37,508 and the remaining balance was paid out by the Distributor to recipients, which included $41,313 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. However, if there is no other broker-dealer designated as the broker-dealer of record for accounts holding
Class C shares the Distributor will retain the asset-based sales charge after the first year those shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase. The
Distributor does not retain service fees on Class B and Class C shares held in accounts for which no other broker-dealer is named as the dealer of record.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
 Distribution Fees Paid to the Distributor for the Fiscal Year Ended 12/31/2003

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan   $12,595,749    $8,419,353 1      $43,709,458          3.55%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan    $4,363,839     $853,109 2       $9,655,198           2.18%
---------------------------------------------------------------------------------
1.    Includes  $14,150  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $20,134  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------
The Fund's Yields for the 30-Day Periods Ended 12/31/2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield
                                                           (39.45%Combined
                                                         Federal/New York Tax
Shares                                                        Bracket)1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A      5.88%      5.59%      6.27%      5.97%       9.70%        9.24%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B      5.00%       N/A       5.25%       N/A        8.26%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C      5.00%       N/A       5.25%       N/A        8.27%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y      5.96%       N/A       6.36%       N/A        9.84%         N/A
--------------------------------------------------------------------------------
1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2003 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------
The Fund's Total Returns for the Periods Ended 12/31/2003
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
               Returns
            (10 Years or
           life-of-class,
Shares        if less)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                 1-Year            5-Year            10-Year
                                                 (or life of
                                                   class)       (or life of class)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A1   62.36%   70.47%    2.98%    8.12%    3.85%    4.86%    4.97%    5.48%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class B   40.57%2  40.57%2    2.19%    7.19%    3.64%    3.97%    5.14%2   5.14%2
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class C   39.49%3  39.49%3    6.14%    7.14%    3.96%    3.96%    5.02%3   5.02%3
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class Y     N/A    30.96%4     N/A     8.16%     N/A     7.62%4    N/A      N/A
-----------------------------------------------------------------------------------
1. Inception of Class A:      5/15/86
2. Inception of Class B:      3/17/97
3. Inception of Class C:      3/17/97
4. Inception of Class Y:      4/28/00

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 12/31/2003
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                1-Year         5-Year          10-Year
---------------------------------------------------------------------------
---------------------------------------------------------------------------
After Taxes on Distributions     2.98%          3.85%           4.97%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
After Taxes on                   4.12%          4.12%           5.08%
Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni New York long-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
And the following money market funds:     Rochester Fund Municipals

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. A Letter does not consider Class C shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter
Period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter
Period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter Period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter Period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter Period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter Period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter Period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter Period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain the prospectus(es) of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) can causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the
Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $250,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
         Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts held by corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly
           authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the next net asset value computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a dealer or broker under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use Class A shares held under the plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which
Oppenheimer funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
   o  Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five regular business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next regular business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.
      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X|   Qualification  as a  Regulated  Investment  Company.  The Fund has
elected to be taxed as a "regulated  investment company" under Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.

      If the Fund qualifies as a regulated investment company under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer
(other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures;
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the
                                                 -
redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:
 We have audited the accompanying statement of assets and liabilities of
 Rochester Fund Municipals, including the statement of investments, as of
 December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Rochester Fund Municipals as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 January 23, 2004

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--99.5%
-----------------------------------------------------------------------------------------------------------------
 NEW YORK--89.9%
 $   620,000  Albany Hsg. Authority (Lark Drive)                        5.500%      12/01/2028    $       640,702
-----------------------------------------------------------------------------------------------------------------
   1,420,000  Albany IDA (Albany Medical Center)                        6.000       05/01/2019          1,381,078
-----------------------------------------------------------------------------------------------------------------
   2,460,000  Albany IDA (Albany Medical Center)                        6.000       05/01/2029          2,285,537
-----------------------------------------------------------------------------------------------------------------
     455,000  Albany IDA (Albany Medical Center)                        8.250       08/01/2004            455,710
-----------------------------------------------------------------------------------------------------------------
     400,000  Albany IDA (Albany Municipal Golf Course Clubhouse)       7.500       05/01/2012            408,568
-----------------------------------------------------------------------------------------------------------------
     935,000  Albany IDA (Albany Rehab.)                                8.375       06/01/2023            979,646
-----------------------------------------------------------------------------------------------------------------
   4,005,000  Albany IDA (Charitable Leadership)                        5.750       07/01/2026          4,079,813
-----------------------------------------------------------------------------------------------------------------
   3,730,000  Albany IDA (Daughters of Sarah Nursing Home)              5.375       10/20/2030          3,950,667
-----------------------------------------------------------------------------------------------------------------
   1,650,000  Albany IDA (MARA Mansion Rehab.)                          6.500       02/01/2023          1,651,089
-----------------------------------------------------------------------------------------------------------------
   1,395,000  Albany IDA (Port of Albany)                               7.250       02/01/2024          1,412,870
-----------------------------------------------------------------------------------------------------------------
   1,285,000  Albany IDA (Sage Colleges)                                5.250       04/01/2019          1,309,312
-----------------------------------------------------------------------------------------------------------------
   1,760,000  Albany IDA (Sage Colleges)                                5.300       04/01/2029          1,768,360
-----------------------------------------------------------------------------------------------------------------
     125,000  Albany IDA (University Heights-Albany Pharmacy)           6.750       12/01/2029            143,971
-----------------------------------------------------------------------------------------------------------------
   1,770,000  Albany Parking Authority                                  0.000 z     11/01/2017            925,197
-----------------------------------------------------------------------------------------------------------------
   2,510,000  Albany Parking Authority                                  5.625       07/15/2020          2,678,070
-----------------------------------------------------------------------------------------------------------------
   2,000,000  Albany Parking Authority                                  5.625       07/15/2025          2,090,920
-----------------------------------------------------------------------------------------------------------------
   2,010,000  Allegany County IDA (Cuba Memorial Hospital) a,b,d        6.500       11/01/2009            648,406
-----------------------------------------------------------------------------------------------------------------
   4,230,000  Allegany County IDA (Cuba Memorial Hospital) a,b,d        7.250       11/01/2019          1,357,069
-----------------------------------------------------------------------------------------------------------------
   5,700,000  Allegany County IDA (Houghton College)                    5.250       01/15/2024          5,757,114
-----------------------------------------------------------------------------------------------------------------
     920,000  Amherst IDA (Asbury Pointe)                               5.800       02/01/2015            902,143
-----------------------------------------------------------------------------------------------------------------
   3,000,000  Amherst IDA (Asbury Pointe)                               6.000       02/01/2029          2,842,320
-----------------------------------------------------------------------------------------------------------------
   2,880,000  Amherst IDA (Daemen College)                              6.000       10/01/2021          2,999,405
-----------------------------------------------------------------------------------------------------------------
  10,055,000  Amherst IDA (Daemen College)                              6.125       10/01/2031         10,453,379
-----------------------------------------------------------------------------------------------------------------
   3,000,000  Appleridge Retirement Community                           5.750       09/01/2041          3,364,470
-----------------------------------------------------------------------------------------------------------------
     990,000  Babylon IDA (WWH Ambulance)                               7.375       09/15/2008          1,017,047
-----------------------------------------------------------------------------------------------------------------
     710,000  Battery Park City Authority                              10.000       06/01/2023            713,543
-----------------------------------------------------------------------------------------------------------------
   1,360,000  Bayshore HDC                                              7.500       02/01/2023          1,419,704
-----------------------------------------------------------------------------------------------------------------
     570,000  Bethany Retirement Home                                   7.450       02/01/2024            601,339
-----------------------------------------------------------------------------------------------------------------
   1,065,000  Blauvelt Volunteer Fire Company                           6.250       10/15/2017          1,036,991
-----------------------------------------------------------------------------------------------------------------
      45,000  Bleeker Terrace HDC                                       8.350       07/01/2004             45,339
-----------------------------------------------------------------------------------------------------------------
     900,000  Bleeker Terrace HDC                                       8.750       07/01/2007            908,181
-----------------------------------------------------------------------------------------------------------------
     580,000  Brookhaven IDA (Brookhaven Memorial Hospital)             8.250       11/15/2030            604,865
-----------------------------------------------------------------------------------------------------------------
   7,005,000  Brookhaven IDA (Dowling College)                          6.750       03/01/2023          7,006,821
-----------------------------------------------------------------------------------------------------------------
     255,000  Brookhaven IDA (Farber) a                                 3.188 v     12/01/2004            254,618
-----------------------------------------------------------------------------------------------------------------
      95,000  Brookhaven IDA (Interdisciplinary School)                 8.500       12/01/2004             95,835
-----------------------------------------------------------------------------------------------------------------
   3,220,000  Brookhaven IDA (Interdisciplinary School)                 9.500       12/01/2019          3,380,775
-----------------------------------------------------------------------------------------------------------------
   1,250,000  Brookhaven IDA (St. Joseph's College)                     6.000       12/01/2020          1,318,563
-----------------------------------------------------------------------------------------------------------------
   2,425,000  Brookhaven IDA (Stony Brook Foundation)                   6.500       11/01/2020          2,508,444
-----------------------------------------------------------------------------------------------------------------
     515,000  Brookhaven IDA (United Baking Company)                    8.750       12/01/2011            542,393
-----------------------------------------------------------------------------------------------------------------
   3,230,000  Brookhaven IDA (United Baking Company)                    8.750       12/01/2030          3,359,006
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Canton Human Services Initiatives                         5.700       09/01/2024          1,046,590
-----------------------------------------------------------------------------------------------------------------
   1,260,000  Canton Human Services Initiatives                         5.750       09/01/2032          1,311,547
-----------------------------------------------------------------------------------------------------------------
     600,000  Capital District Youth Center                             6.000       02/01/2017            645,534
-----------------------------------------------------------------------------------------------------------------
     500,000  Carnegie Redevelopment Corp. a                            7.000       09/01/2021            502,065

15 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,430,000  Cattaraugus County IDA (Cherry Creek)                     9.800%      09/01/2010    $     1,433,160
----------------------------------------------------------------------------------------------------------------
    570,000  Cattaraugus County IDA
             (Jamestown Community College)                             6.400       07/01/2019            617,624
----------------------------------------------------------------------------------------------------------------
  1,000,000  Cattaraugus County IDA
             (Jamestown Community College)                             6.500       07/01/2030          1,078,060
----------------------------------------------------------------------------------------------------------------
  4,265,000  Cattaraugus County IDA (Olean General Hospital)           5.250       08/01/2023          4,385,401
----------------------------------------------------------------------------------------------------------------
  1,465,000  Cattaraugus County IDA (St. Bonaventure University)       5.450       09/15/2019          1,511,616
----------------------------------------------------------------------------------------------------------------
  2,900,000  Chautauqua County IDA
             (Jamestown Community College)                             5.250       08/01/2028          2,987,464
----------------------------------------------------------------------------------------------------------------
  1,000,000  Chautauqua County IDA (Jamestown Devel. Corp.)            7.125       11/01/2008          1,043,080
----------------------------------------------------------------------------------------------------------------
  3,395,000  Chautauqua County IDA (Jamestown Devel. Corp.)            7.125       11/01/2018          3,529,544
----------------------------------------------------------------------------------------------------------------
  8,145,000  Chemung County IDA (St. Joseph's Hospital)                6.000       01/01/2013          7,546,343
----------------------------------------------------------------------------------------------------------------
  8,435,000  Chemung County IDA (St. Joseph's Hospital)                6.350       01/01/2013          8,008,779
----------------------------------------------------------------------------------------------------------------
  4,910,000  Chemung County IDA (St. Joseph's Hospital)                6.500       01/01/2019          4,526,136
----------------------------------------------------------------------------------------------------------------
  1,960,000  Clifton Springs Hospital & Clinic                         7.650       01/01/2012          1,975,308
----------------------------------------------------------------------------------------------------------------
  3,210,000  Clifton Springs Hospital & Clinic                         8.000       01/01/2020          3,254,683
----------------------------------------------------------------------------------------------------------------
     35,000  Cohoes GO                                                 6.200       03/15/2012             36,847
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.200       03/15/2013             26,237
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.250       03/15/2014             26,187
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.250       03/15/2015             26,060
----------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                 6.250       03/15/2016             25,968
----------------------------------------------------------------------------------------------------------------
    120,000  Columbia County IDA (Berkshire Farms)                     6.900       12/15/2004            121,388
----------------------------------------------------------------------------------------------------------------
  1,855,000  Columbia County IDA (Berkshire Farms)                     7.500       12/15/2014          1,935,006
----------------------------------------------------------------------------------------------------------------
  3,300,000  Corinth IDA (International Paper Company)                 5.750       02/01/2022          3,368,838
----------------------------------------------------------------------------------------------------------------
  5,370,000  Cortland County IDA (Cortland Memorial Hospital)          5.250       07/01/2032          5,509,352
----------------------------------------------------------------------------------------------------------------
    120,000  Dutchess County IDA (Bard College)                        5.750       08/01/2030            129,107
----------------------------------------------------------------------------------------------------------------
  3,500,000  Dutchess County IDA (Bard College)                        7.000       11/01/2017          3,584,980
----------------------------------------------------------------------------------------------------------------
  2,595,000  Dutchess County IDA (Vassar Brothers Hospital)            6.500       04/01/2020          2,835,868
----------------------------------------------------------------------------------------------------------------
  5,615,000  Dutchess County IDA (Vassar Brothers Hospital)            6.500       04/01/2030          6,070,096
----------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County Water & Wastewater Authority              0.000 z     06/01/2027            317,860
----------------------------------------------------------------------------------------------------------------
  3,350,000  East Rochester Hsg. Authority (Episcopal Senior Hsg.)     7.750       10/01/2032          3,296,367
----------------------------------------------------------------------------------------------------------------
  1,355,000  East Rochester Hsg. Authority (Gates Senior Hsg.)         6.125       04/20/2043          1,506,801
----------------------------------------------------------------------------------------------------------------
  1,400,000  East Rochester Hsg. Authority
             (Genesee Valley Nursing Home)                             5.200       12/20/2024          1,469,160
----------------------------------------------------------------------------------------------------------------
  2,000,000  East Rochester Hsg. Authority (Linden Knoll)              5.350       02/01/2038          2,038,540
----------------------------------------------------------------------------------------------------------------
  4,095,000  East Rochester Hsg. Authority (St. John's Meadows)        5.950       08/01/2027          4,251,388
----------------------------------------------------------------------------------------------------------------
  2,820,000  Erie County IDA (Affordable Hospitality) a                9.250       12/01/2015          2,779,759
----------------------------------------------------------------------------------------------------------------
    675,000  Erie County IDA (Air Cargo)                               8.250       10/01/2007            677,599
----------------------------------------------------------------------------------------------------------------
  2,380,000  Erie County IDA (Air Cargo)                               8.500       10/01/2015          2,413,534
----------------------------------------------------------------------------------------------------------------
  1,750,000  Erie County IDA (DePaul Properties)                       5.750       09/01/2028          1,352,173
----------------------------------------------------------------------------------------------------------------
  3,055,000  Erie County IDA (DePaul Properties)                       6.500       09/01/2018          2,858,930
----------------------------------------------------------------------------------------------------------------
 11,310,000  Erie County IDA (Medaille College)                        7.625       04/01/2035         11,339,972
----------------------------------------------------------------------------------------------------------------
  3,515,000  Erie County IDA (Medaille College)                        8.250       11/01/2026          3,617,954
----------------------------------------------------------------------------------------------------------------
  2,655,000  Erie County IDA (Mercy Hospital)                          6.250       06/01/2010          2,476,664
----------------------------------------------------------------------------------------------------------------
     25,000  Erie County IDA (The Episcopal Church Home)               5.875       02/01/2018             25,433
----------------------------------------------------------------------------------------------------------------
  9,495,000  Erie County IDA (The Episcopal Church Home)               6.000       02/01/2028          9,617,296

16 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   570,000  Erie County Tobacco Asset Securitization Corp.            6.125%      07/15/2030    $       563,206
----------------------------------------------------------------------------------------------------------------
  9,295,000  Erie County Tobacco Asset Securitization Corp.            6.250       07/15/2040          9,311,824
----------------------------------------------------------------------------------------------------------------
     40,000  Erie County Tobacco Asset Securitization Corp.            6.500       07/15/2032             40,667
----------------------------------------------------------------------------------------------------------------
 10,120,000  Erie County Tobacco Asset Securitization Corp. RITES a   10.658 f     07/15/2040         10,156,634
----------------------------------------------------------------------------------------------------------------
 22,490,000  Erie County Tobacco Asset Securitization Corp. RITES a   11.658 f     07/15/2040         23,990,533
----------------------------------------------------------------------------------------------------------------
  1,850,000  Essex County IDA (International Paper Company)            5.500       08/15/2022          1,854,440
----------------------------------------------------------------------------------------------------------------
  1,625,000  Essex County IDA (International Paper Company)            5.500       10/01/2026          1,607,174
----------------------------------------------------------------------------------------------------------------
    310,000  Essex County IDA (International Paper Company)            5.800       12/01/2019            316,445
----------------------------------------------------------------------------------------------------------------
  2,300,000  Essex County IDA (International Paper Company)            6.450       11/15/2023          2,430,249
----------------------------------------------------------------------------------------------------------------
  5,000,000  Essex County IDA (Moses Ludington Nursing Home)           6.375       02/01/2050          5,616,250
----------------------------------------------------------------------------------------------------------------
    275,000  Essex County IDA (Moses Ludington Nursing Home)           9.000       02/01/2008            276,584
----------------------------------------------------------------------------------------------------------------
  5,680,000  Franklin County IDA (Adirondack Medical Center)           5.500       12/01/2029          6,013,814
----------------------------------------------------------------------------------------------------------------
    805,000  Fulton County IDA (Nathan Littauer)                       7.000       11/01/2004            805,845
----------------------------------------------------------------------------------------------------------------
    535,000  Glen Cove IDA (SLCD)                                      6.875       07/01/2008            538,215
----------------------------------------------------------------------------------------------------------------
  3,775,000  Glen Cove IDA (SLCD)                                      7.375       07/01/2023          3,880,436
----------------------------------------------------------------------------------------------------------------
  2,375,000  Grand Central BID (Grand Central District Management)     5.250        01/01/2022          2,413,926
----------------------------------------------------------------------------------------------------------------
  2,795,000  Green Island Power Authority                              6.000       12/15/2020          2,956,467
----------------------------------------------------------------------------------------------------------------
  1,695,000  Green Island Power Authority                              6.000       12/15/2025          1,753,647
----------------------------------------------------------------------------------------------------------------
    655,000  Hamilton EHC (Hamilton Apartments)                       11.250       01/01/2015            667,740
----------------------------------------------------------------------------------------------------------------
  2,500,000  Hempstead IDA (Adelphi University)                        5.500       06/01/2032          2,640,275
----------------------------------------------------------------------------------------------------------------
  3,735,000  Hempstead IDA (Bristal Gardens)                           7.500       05/01/2046          3,741,872
----------------------------------------------------------------------------------------------------------------
  5,175,000  Hempstead IDA (Bristal Gardens) w                         7.500       05/01/2046          5,185,712
----------------------------------------------------------------------------------------------------------------
  5,175,000  Hempstead IDA (Bristal Gardens) w                         7.500       05/01/2046          5,185,712
----------------------------------------------------------------------------------------------------------------
  7,250,000  Hempstead IDA (Bristal Gardens) w                         7.500       05/01/2046          7,265,008
----------------------------------------------------------------------------------------------------------------
    375,000  Hempstead IDA (Dentaco Corp.)                             7.250       11/01/2012            384,866
----------------------------------------------------------------------------------------------------------------
  1,270,000  Hempstead IDA (Dentaco Corp.)                             8.250       11/01/2025          1,326,756
----------------------------------------------------------------------------------------------------------------
  4,695,000  Hempstead IDA (Engel Burman Senior Hsg.)                  6.250       11/01/2010          4,674,154
----------------------------------------------------------------------------------------------------------------
 18,825,000  Hempstead IDA (Engel Burman Senior Hsg.)                  6.750       11/01/2024         18,657,646
----------------------------------------------------------------------------------------------------------------
  2,965,000  Hempstead IDA (Franklin Hospital Medical Center)          5.750       11/01/2008          2,903,684
----------------------------------------------------------------------------------------------------------------
  9,375,000  Hempstead IDA (Franklin Hospital Medical Center)          6.375       11/01/2018          8,963,156
----------------------------------------------------------------------------------------------------------------
  9,780,000  Hempstead IDA (Franklin Hospital Medical Center)          7.750       11/01/2022         10,371,690
----------------------------------------------------------------------------------------------------------------
  4,770,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044          4,800,385
----------------------------------------------------------------------------------------------------------------
 12,530,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044         12,609,816
----------------------------------------------------------------------------------------------------------------
  2,500,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044          2,515,925
----------------------------------------------------------------------------------------------------------------
  5,700,000  Hempstead IDA (Hungry Harbor Associates)                  8.000       05/01/2044          5,699,886
----------------------------------------------------------------------------------------------------------------
  6,355,000  Hempstead IDA (South Shore Y JCC)                         6.750       11/01/2024          6,332,186
----------------------------------------------------------------------------------------------------------------
  9,835,000  Herkimer County IDA (Burrows Paper) a                     8.000       01/01/2009          9,656,298
----------------------------------------------------------------------------------------------------------------
  1,285,000  Herkimer County IDA (College Foundation)                  6.400       11/01/2020          1,354,377
----------------------------------------------------------------------------------------------------------------
  2,000,000  Herkimer County IDA (College Foundation)                  6.500       11/01/2030          2,092,000
----------------------------------------------------------------------------------------------------------------
  1,000,000  Herkimer County IDA
             (Herkimer County College Foundation)                      6.250       08/01/2034          1,041,850
----------------------------------------------------------------------------------------------------------------
    325,000  Herkimer Hsg. Authority                                   7.150       03/01/2011            327,259
----------------------------------------------------------------------------------------------------------------
    990,000  Hudson IDA (Have, Inc.)                                   8.125       12/01/2017            996,742
----------------------------------------------------------------------------------------------------------------
    125,000  Huntington Hsg. Authority (GJSR)                          5.875       05/01/2019            115,423
----------------------------------------------------------------------------------------------------------------
  1,000,000  Huntington Hsg. Authority (GJSR)                          6.000       05/01/2029            895,250

17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 8,500,000  Huntington Hsg. Authority (GJSR)                          6.000%      05/01/2039    $     7,477,110
----------------------------------------------------------------------------------------------------------------
    865,000  Islip IDA (Leeway School)                                 9.000       08/01/2021            866,211
----------------------------------------------------------------------------------------------------------------
 19,550,000  Islip IDA (Southside Hospital Civic Facilities)           7.750       12/01/2022         20,404,531
----------------------------------------------------------------------------------------------------------------
  3,000,000  Kenmore Hsg. Authority (SUNY at Buffalo)                  5.500       08/01/2024          3,183,900
----------------------------------------------------------------------------------------------------------------
  7,905,000  L.I. Power Authority RITES a                             15.320 f     12/01/2022          9,595,247
----------------------------------------------------------------------------------------------------------------
 21,000,000  L.I. Power Authority RITES a                             15.321 f     12/01/2022         25,490,220
----------------------------------------------------------------------------------------------------------------
  3,750,000  L.I. Power Authority RITES a                             15.786 f     12/01/2026          4,583,325
----------------------------------------------------------------------------------------------------------------
  2,915,000  L.I. Power Authority RITES a                             15.861 f     09/01/2028          3,474,447
----------------------------------------------------------------------------------------------------------------
 25,630,000  L.I. Power Authority, Series A                            5.125       09/01/2029         26,066,992
----------------------------------------------------------------------------------------------------------------
 44,530,000  L.I. Power Authority, Series A                            5.375       09/01/2025         46,283,591
----------------------------------------------------------------------------------------------------------------
  3,000,000  L.I. Power Authority, Series C                            5.000       09/01/2027          3,019,920
----------------------------------------------------------------------------------------------------------------
 86,300,000  L.I. Power Authority, Series L                            5.375       05/01/2033         89,304,103
----------------------------------------------------------------------------------------------------------------
     75,000  Lowville GO                                               7.200       09/15/2007             86,698
----------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                               7.200       09/15/2012            124,330
----------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                               7.200       09/15/2013            125,046
----------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                               7.200       09/15/2014            126,388
----------------------------------------------------------------------------------------------------------------
  5,350,000  Lyons Community Health Initiatives Corp.                  6.800       09/01/2024          5,534,254
----------------------------------------------------------------------------------------------------------------
  4,450,000  Macleay Hsg. Corp. (Larchmont Woods)                      8.500       01/01/2031          4,672,322
----------------------------------------------------------------------------------------------------------------
  1,290,000  Madison County IDA (Oneida Healthcare Center)             5.300       02/01/2021          1,354,074
----------------------------------------------------------------------------------------------------------------
  5,500,000  Madison County IDA (Oneida Healthcare Center)             5.350       02/01/2031          5,698,660
----------------------------------------------------------------------------------------------------------------
     90,000  Middleton IDA (Flanagan Design & Display)                 7.000       11/01/2006             87,526
----------------------------------------------------------------------------------------------------------------
    690,000  Middleton IDA (Flanagan Design & Display)                 7.500       11/01/2018            637,857
----------------------------------------------------------------------------------------------------------------
    905,000  Middleton IDA (Fleurchem, Inc.) a                         8.000       12/01/2016            909,842
----------------------------------------------------------------------------------------------------------------
  3,955,000  Middletown IDA (Southwinds Retirement Home)               6.375       03/01/2018          3,634,843
----------------------------------------------------------------------------------------------------------------
    440,000  Middletown IDA (YMCA)                                     6.250       11/01/2009            417,094
----------------------------------------------------------------------------------------------------------------
  1,255,000  Middletown IDA (YMCA)                                     7.000       11/01/2019          1,144,096
----------------------------------------------------------------------------------------------------------------
    300,000  Monroe County COP                                         8.050       01/01/2011            311,400
----------------------------------------------------------------------------------------------------------------
  4,260,000  Monroe County IDA (Al Sigl Center)                        6.600       12/15/2017          4,472,574
----------------------------------------------------------------------------------------------------------------
  1,590,000  Monroe County IDA (Al Sigl Center)                        7.250       12/15/2015          1,642,120
----------------------------------------------------------------------------------------------------------------
  3,145,000  Monroe County IDA (Brazill Merk)                          7.900       12/15/2014          3,193,810
----------------------------------------------------------------------------------------------------------------
    840,000  Monroe County IDA (Canal Ponds)                           7.000       06/15/2013            859,748
----------------------------------------------------------------------------------------------------------------
  2,890,000  Monroe County IDA (Collegiate Hsg. Foundation--RIT)       5.375       04/01/2029          2,881,821
----------------------------------------------------------------------------------------------------------------
  1,547,078  Monroe County IDA (Cottrone Devel.)                       9.500       12/01/2010          1,575,220
----------------------------------------------------------------------------------------------------------------
    950,000  Monroe County IDA (Dayton Rogers Manufacturing)           6.100       12/01/2009            904,267
----------------------------------------------------------------------------------------------------------------
  2,595,000  Monroe County IDA (Depaul Community Facilities)           5.875       02/01/2028          2,150,944
----------------------------------------------------------------------------------------------------------------
  5,650,000  Monroe County IDA (DePaul Community Facilities)           5.950       08/01/2028          5,000,307
----------------------------------------------------------------------------------------------------------------
    880,000  Monroe County IDA (DePaul Community Facilities)           6.450       02/01/2014            901,234
----------------------------------------------------------------------------------------------------------------
  1,285,000  Monroe County IDA (DePaul Community Facilities)           6.500       02/01/2024          1,312,974
----------------------------------------------------------------------------------------------------------------
  4,485,000  Monroe County IDA (DePaul Properties)                     6.150       09/01/2021          4,064,307
----------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)                    6.875       04/01/2017          1,042,430
----------------------------------------------------------------------------------------------------------------
  4,955,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)                    6.875       04/01/2027          5,142,646
----------------------------------------------------------------------------------------------------------------
    275,000  Monroe County IDA (Machine Tool Research)                 7.750       12/01/2006            272,124
----------------------------------------------------------------------------------------------------------------
    600,000  Monroe County IDA (Machine Tool Research)                 8.000       12/01/2011            578,550
----------------------------------------------------------------------------------------------------------------
    300,000  Monroe County IDA (Machine Tool Research)                 8.500       12/01/2013            291,555

18 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   945,000  Monroe County IDA (Melles Griot)                          9.500%      12/01/2009    $       956,605
----------------------------------------------------------------------------------------------------------------
  1,136,000  Monroe County IDA (Morrell/Morrell)                       7.000       12/01/2007          1,139,238
----------------------------------------------------------------------------------------------------------------
  4,330,000  Monroe County IDA (Piano Works)                           7.625       11/01/2016          4,453,448
----------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA (Southview Towers)                      6.125       02/01/2020          1,109,780
----------------------------------------------------------------------------------------------------------------
  1,465,000  Monroe County IDA (St. John Fisher College)               5.200       06/01/2019          1,578,992
----------------------------------------------------------------------------------------------------------------
  2,190,000  Monroe County IDA (St. John Fisher College)               5.250       06/01/2026          2,290,039
----------------------------------------------------------------------------------------------------------------
  3,075,000  Monroe County IDA (St. John Fisher College)               5.375       06/01/2024          3,222,200
----------------------------------------------------------------------------------------------------------------
  1,215,000  Monroe County IDA (St. Joseph's Parking Garage) a         7.000       11/01/2008            419,175
----------------------------------------------------------------------------------------------------------------
  4,345,000  Monroe County IDA (St. Joseph's Parking Garage) a         7.500       11/01/2022          1,499,025
----------------------------------------------------------------------------------------------------------------
  7,420,000  Monroe County IDA (The Children's Beverage Group) a,b,d   8.750       11/01/2010             67,522
----------------------------------------------------------------------------------------------------------------
    955,000  Monroe County IDA (Volunteers of America)                 5.700       08/01/2018            963,700
----------------------------------------------------------------------------------------------------------------
  2,710,000  Monroe County IDA (Volunteers of America)                 5.750       08/01/2028          2,579,270
----------------------------------------------------------------------------------------------------------------
     90,000  Monroe County IDA (West End Business)                     6.750       12/01/2004             89,973
----------------------------------------------------------------------------------------------------------------
     20,000  Monroe County IDA (West End Business)                     6.750       12/01/2004             19,994
----------------------------------------------------------------------------------------------------------------
     15,000  Monroe County IDA (West End Business)                     6.750       12/01/2004             14,996
----------------------------------------------------------------------------------------------------------------
  1,375,000  Monroe County IDA (West End Business)                     8.000       12/01/2014          1,414,160
----------------------------------------------------------------------------------------------------------------
    345,000  Monroe County IDA (West End Business)                     8.000       12/01/2014            354,826
----------------------------------------------------------------------------------------------------------------
    170,000  Monroe County IDA (West End Business)                     8.000       12/01/2014            174,842
----------------------------------------------------------------------------------------------------------------
    515,000  Monroe County IDA (West End Business)                     8.000       12/01/2014            529,667
----------------------------------------------------------------------------------------------------------------
 12,000,000  Monroe County IDA (Woodlawn Village)                      8.550       11/15/2032         12,653,040
----------------------------------------------------------------------------------------------------------------
 15,000,000  Monroe County Tobacco Asset Securitization Corp.          6.375       06/01/2035         15,180,750
----------------------------------------------------------------------------------------------------------------
  3,000,000  Monroe County Tobacco Asset Securitization Corp.
             Fixed Receipts                                            6.600       06/01/2042          3,080,250
----------------------------------------------------------------------------------------------------------------
 15,000,000  Monroe County Tobacco Asset Securitization
             Corp. RITES a                                            10.908 f     06/01/2035         15,361,500
----------------------------------------------------------------------------------------------------------------
  6,870,000  Monroe County Tobacco Asset Securitization
             Corp. RITES a                                            11.259 f     06/01/2042          7,237,476
----------------------------------------------------------------------------------------------------------------
  9,000,000  Monroe County Tobacco Asset Securitization
             Corp. RITES a                                            16.007 f     06/01/2042          9,722,070
----------------------------------------------------------------------------------------------------------------
  2,160,000  Monroe Newpower Corp.                                     5.500       01/01/2034          2,216,506
----------------------------------------------------------------------------------------------------------------
    500,000  Monroe Newpower Corp.                                     5.625       01/01/2026            516,150
----------------------------------------------------------------------------------------------------------------
  5,860,000  Montgomery County IDA (ASMF) a,b,d                        7.250       01/15/2019          2,827,450
----------------------------------------------------------------------------------------------------------------
    500,000  Mount Vernon IDA (Kings Court)                            5.200       12/01/2033            503,515
----------------------------------------------------------------------------------------------------------------
  3,275,000  Mount Vernon IDA (Macedonia Towers)                       5.200       12/01/2033          3,298,023
----------------------------------------------------------------------------------------------------------------
  2,295,000  Mount Vernon IDA (Meadowview)                             6.150       06/01/2019          2,206,574
----------------------------------------------------------------------------------------------------------------
  2,500,000  Mount Vernon IDA (Meadowview)                             6.200       06/01/2029          2,319,550
----------------------------------------------------------------------------------------------------------------
 14,200,000  MTA RITES a                                              14.751 f     11/15/2025         15,899,456
----------------------------------------------------------------------------------------------------------------
  1,910,000  MTA RITES a                                              14.751 f     11/15/2028          2,127,358
----------------------------------------------------------------------------------------------------------------
 10,000,000  MTA RITES a                                              14.751 f     11/15/2030         11,108,800
----------------------------------------------------------------------------------------------------------------
  5,000,000  MTA RITES a                                              14.751 f     11/15/2030          5,554,400
----------------------------------------------------------------------------------------------------------------
  2,890,000  MTA RITES a                                              14.751 f     11/15/2030          3,210,443
----------------------------------------------------------------------------------------------------------------
  7,500,000  MTA RITES a                                              14.751 f     11/15/2031          8,309,550
----------------------------------------------------------------------------------------------------------------
  2,125,000  MTA RITES a                                              14.751 f     11/15/2032          2,341,920
----------------------------------------------------------------------------------------------------------------
  2,220,000  MTA Service Contract RITES a                             15.251 f     01/01/2024          2,510,243
----------------------------------------------------------------------------------------------------------------
136,525,000  MTA Service Contract, Series A                            5.125       01/01/2029        140,312,204
----------------------------------------------------------------------------------------------------------------
 33,275,000  MTA Service Contract, Series B                            5.250       01/01/2031         34,818,295

19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON          MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$20,850,000  MTA, Series A                                             5.125%       11/15/2031   $    21,310,994
----------------------------------------------------------------------------------------------------------------
 20,000,000  MTA, Series B                                             5.250        11/15/2032        20,787,600
----------------------------------------------------------------------------------------------------------------
 34,620,000  MTA, Series E                                             5.250        11/15/2031        35,796,041
----------------------------------------------------------------------------------------------------------------
    802,824  Municipal Assistance Corp. for Troy, NY                   0.000 z      07/15/2021           364,378
----------------------------------------------------------------------------------------------------------------
  1,218,573  Municipal Assistance Corp. for Troy, NY                   0.000 z      01/15/2022           531,310
----------------------------------------------------------------------------------------------------------------
  1,290,000  Nassau County IDA (ALIA--ACDS)                            7.500        06/01/2015         1,384,505
----------------------------------------------------------------------------------------------------------------
  2,975,000  Nassau County IDA (ALIA--ACLD)                            6.250        09/01/2022         3,011,979
----------------------------------------------------------------------------------------------------------------
    260,000  Nassau County IDA (ALIA--ACLD)                            7.125        06/01/2017           271,887
----------------------------------------------------------------------------------------------------------------
    425,000  Nassau County IDA (ALIA--ACLD)                            7.500        06/01/2015           456,136
----------------------------------------------------------------------------------------------------------------
  6,495,000  Nassau County IDA (ALIA--CSMR)                            7.000        11/01/2016         6,818,841
----------------------------------------------------------------------------------------------------------------
  3,875,000  Nassau County IDA (ALIA--CSMR)                            7.125        06/01/2017         4,075,415
----------------------------------------------------------------------------------------------------------------
  2,110,000  Nassau County IDA (ALIA--CSMR)                            7.500        06/01/2015         2,264,579
----------------------------------------------------------------------------------------------------------------
    400,000  Nassau County IDA (ALIA--FREE)                            7.125        06/01/2012           421,284
----------------------------------------------------------------------------------------------------------------
  2,610,000  Nassau County IDA (ALIA--FREE)                            7.500        06/01/2015         2,801,209
----------------------------------------------------------------------------------------------------------------
  4,030,000  Nassau County IDA (ALIA--FREE)                            8.150        06/01/2030         4,340,109
----------------------------------------------------------------------------------------------------------------
  6,610,000  Nassau County IDA (ALIA--FREE)                            8.250        06/01/2032         7,057,365
----------------------------------------------------------------------------------------------------------------
  1,040,000  Nassau County IDA (ALIA--HH)                              7.125        06/01/2017         1,093,789
----------------------------------------------------------------------------------------------------------------
    800,000  Nassau County IDA (ALIA--HHS)                             7.125        06/01/2017           841,376
----------------------------------------------------------------------------------------------------------------
    280,000  Nassau County IDA (ALIA--LVH)                             7.500        06/01/2015           300,513
----------------------------------------------------------------------------------------------------------------
    635,000  Nassau County IDA (CNGCS)                                 7.500        06/01/2030           681,520
----------------------------------------------------------------------------------------------------------------
  2,245,000  Nassau County IDA (CNGCS)                                 8.150        06/01/2030         2,458,095
----------------------------------------------------------------------------------------------------------------
    970,000  Nassau County IDA (Leo D. Bernstein & Sons)               8.000        11/01/2010           895,766
----------------------------------------------------------------------------------------------------------------
  6,060,000  Nassau County IDA (Leo D. Bernstein & Sons)               8.875        11/01/2026         5,532,477
----------------------------------------------------------------------------------------------------------------
  3,955,000  Nassau County IDA (Little Village School)                 7.500        12/01/2031         4,172,446
----------------------------------------------------------------------------------------------------------------
    470,000  Nassau County IDA (Little Village School)                 7.500        12/01/2031           470,597
----------------------------------------------------------------------------------------------------------------
  2,290,000  Nassau County IDA (North Shore CFGA)                      6.750        05/01/2024         2,229,292
----------------------------------------------------------------------------------------------------------------
  2,759,599  Nassau County IDA (Sharp International) a,b,d             7.375        12/01/2007           128,321
----------------------------------------------------------------------------------------------------------------
  1,752,588  Nassau County IDA (Sharp International) a,b,d             7.375        12/01/2007            81,495
----------------------------------------------------------------------------------------------------------------
  2,527,212  Nassau County IDA (Sharp International) a,b,d             7.875        12/01/2012           117,515
----------------------------------------------------------------------------------------------------------------
  1,597,663  Nassau County IDA (Sharp International) a,b,d             7.875        12/01/2012            74,291
----------------------------------------------------------------------------------------------------------------
  2,050,000  Nassau County IDA (United Cerebral Palsy)                 6.250        11/01/2014         1,999,222
----------------------------------------------------------------------------------------------------------------
 24,655,000  Nassau County IDA (Westbury Senior Living)                7.900        11/01/2031        24,406,971
----------------------------------------------------------------------------------------------------------------
  4,375,000  Nassau County IFA RITES a                                15.379 f      11/15/2021         5,448,625
----------------------------------------------------------------------------------------------------------------
  7,155,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         7,171,242
----------------------------------------------------------------------------------------------------------------
  3,340,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         3,279,680
----------------------------------------------------------------------------------------------------------------
  4,290,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         4,212,523
----------------------------------------------------------------------------------------------------------------
  6,195,000  Nassau IDA (EBS North Hills LLC)                          7.800        05/01/2045         6,157,087
----------------------------------------------------------------------------------------------------------------
  4,775,000  Nassau IDA (EBS North Hills LLC) w                        7.800        05/01/2045         4,688,764
----------------------------------------------------------------------------------------------------------------
  4,775,000  Nassau IDA (EBS North Hills LLC) w                        7.800        05/01/2045         4,717,318
----------------------------------------------------------------------------------------------------------------
 17,730,000  Nassau County Tobacco Settlement Corp. RITES a           10.958 f      07/15/2033        18,029,637
----------------------------------------------------------------------------------------------------------------
 10,535,000  Nassau County Tobacco Settlement Corp. RITES a           11.158 f      07/15/2027        10,937,753
----------------------------------------------------------------------------------------------------------------
 17,590,000  Nassau County Tobacco Settlement Corp. RITES a           11.358 f      07/15/2039        18,260,355
----------------------------------------------------------------------------------------------------------------
     20,000  New Hartford HDC (Village Point)                          7.375        01/01/2024            20,034
----------------------------------------------------------------------------------------------------------------
  2,000,000  New Hartford-Sunset Wood Funding Corp.                    5.500        02/01/2029         2,102,840
----------------------------------------------------------------------------------------------------------------
 13,010,000  New Rochelle IDA (College of New Rochelle)                5.250        07/01/2027        13,235,724

20 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON          MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 6,500,000  New Rochelle IDA (College of New Rochelle)                 5.500%      07/01/2019    $     6,865,430
----------------------------------------------------------------------------------------------------------------
  4,950,000  Newark-Wayne Community Hospital                           5.875       01/15/2033          5,016,380
----------------------------------------------------------------------------------------------------------------
  2,660,000  Newark-Wayne Community Hospital                           7.600       09/01/2015          2,577,088
----------------------------------------------------------------------------------------------------------------
  3,300,000  Niagara County IDA (American Ref-Fuel Company)            5.550       11/15/2024          3,501,399
----------------------------------------------------------------------------------------------------------------
  1,500,000  Niagara County IDA (Niagara University)                   5.350       11/01/2023          1,582,485
----------------------------------------------------------------------------------------------------------------
  5,400,000  Niagara County IDA (Niagara University)                   5.400       11/01/2031          5,634,198
----------------------------------------------------------------------------------------------------------------
  1,900,000  Niagara County IDA (Sevenson Hotel)                       6.600       05/01/2007          1,900,494
----------------------------------------------------------------------------------------------------------------
  6,500,000  Niagara County IDA (Solid Waste Disposal)                 5.625       11/15/2024          6,868,940
----------------------------------------------------------------------------------------------------------------
  1,305,000  Niagara County Tobacco Asset Securitization Corp.         6.250       05/15/2034          1,305,874
----------------------------------------------------------------------------------------------------------------
  5,810,000  Niagara County Tobacco Asset Securitization Corp.         6.250       05/15/2040          5,813,893
----------------------------------------------------------------------------------------------------------------
    125,000  Niagara County Tobacco Asset Securitization Corp.
             (TASC)                                                    5.375       05/15/2018            121,843
----------------------------------------------------------------------------------------------------------------
  1,680,000  Niagara Falls City School District                        5.875       06/15/2019          1,897,123
----------------------------------------------------------------------------------------------------------------
  1,700,000  Niagara Falls CSD COP (High School Facility)              5.375       06/15/2028          1,710,081
----------------------------------------------------------------------------------------------------------------
    750,000  Niagara Falls CSD COP (High School Facility)              6.625       06/15/2028            812,153
----------------------------------------------------------------------------------------------------------------
     25,000  Niagara Frontier Transportation Authority
             (Buffalo Niagara International Airport)                   5.625       04/01/2029             27,243
----------------------------------------------------------------------------------------------------------------
    715,000  North Babylon Volunteer Fire Company                      5.750       08/01/2022            802,030
----------------------------------------------------------------------------------------------------------------
  1,555,000  North Country Devel. Authority (Clarkson University)      5.500       07/01/2019          1,659,030
----------------------------------------------------------------------------------------------------------------
  3,145,000  North Country Devel. Authority (Clarkson University)      5.500       07/01/2029          3,284,607
----------------------------------------------------------------------------------------------------------------
    485,000  North Tonawanda HDC (Bishop Gibbons Associates)           6.800       12/15/2007            501,907
----------------------------------------------------------------------------------------------------------------
  3,295,000  North Tonawanda HDC (Bishop Gibbons Associates)           7.375       12/15/2021          3,649,839
----------------------------------------------------------------------------------------------------------------
     25,000  Nunda GO                                                  8.000       05/01/2010             31,484
----------------------------------------------------------------------------------------------------------------
    150,000  NY Counties Tobacco Trust I (TASC)                        6.500       06/01/2035            152,910
----------------------------------------------------------------------------------------------------------------
  3,975,000  NY Counties Tobacco Trust I (TASC) Fixed Receipts         6.225       06/01/2028          4,005,409
----------------------------------------------------------------------------------------------------------------
 11,915,000  NY Counties Tobacco Trust I (TASC) RITES a               14.878 f     06/01/2028         12,188,449
----------------------------------------------------------------------------------------------------------------
 29,525,000  NY Counties Tobacco Trust I RITES a                      10.856 f     06/01/2042         31,104,292
----------------------------------------------------------------------------------------------------------------
  9,105,000  NY Counties Tobacco Trust I RITES a                      11.158 f     06/01/2035          9,458,183
----------------------------------------------------------------------------------------------------------------
    850,000  NY Counties Tobacco Trust II (TASC)                       5.250       06/01/2025            810,356
----------------------------------------------------------------------------------------------------------------
 29,755,000  NY Counties Tobacco Trust II (TASC)                       5.625       06/01/2035         27,333,836
----------------------------------------------------------------------------------------------------------------
 53,160,000  NY Counties Tobacco Trust II (TASC)                       5.750       06/01/2043         49,964,552
----------------------------------------------------------------------------------------------------------------
    200,000  NYC GO                                                    0.000 z     05/15/2012            144,978
----------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                                    0.000 z     10/01/2012             28,541
----------------------------------------------------------------------------------------------------------------
  2,610,000  NYC GO                                                    5.000       09/15/2028          2,625,373
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO                                                    5.250       10/15/2021          5,255,500
----------------------------------------------------------------------------------------------------------------
  1,015,000  NYC GO                                                    5.250       08/15/2023          1,048,434
----------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                                    5.250       08/01/2024            512,390
----------------------------------------------------------------------------------------------------------------
 33,420,000  NYC GO                                                    5.250       06/01/2027         34,405,556
----------------------------------------------------------------------------------------------------------------
  5,400,000  NYC GO                                                    5.250       06/01/2028          5,570,154
----------------------------------------------------------------------------------------------------------------
 16,880,000  NYC GO                                                    5.250       03/15/2032         19,339,416
----------------------------------------------------------------------------------------------------------------
  9,470,000  NYC GO                                                    5.250       03/15/2032          9,739,327
----------------------------------------------------------------------------------------------------------------
  3,640,000  NYC GO                                                    5.250       01/15/2033          3,752,185
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC GO                                                    5.250       09/15/2033          1,032,550
----------------------------------------------------------------------------------------------------------------
 20,825,000  NYC GO                                                    5.375       12/01/2026         21,723,391
----------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                                    5.375       08/01/2027            517,350
----------------------------------------------------------------------------------------------------------------
  1,350,000  NYC GO                                                    5.375       03/15/2028          1,558,778

21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,115,000  NYC GO                                                    5.375%      03/15/2028    $     1,163,592
----------------------------------------------------------------------------------------------------------------
 55,765,000  NYC GO                                                    5.375       06/01/2032         58,177,394
----------------------------------------------------------------------------------------------------------------
 11,500,000  NYC GO                                                    5.500       08/01/2020         12,503,490
----------------------------------------------------------------------------------------------------------------
 11,860,000  NYC GO                                                    5.500       08/01/2021         12,836,908
----------------------------------------------------------------------------------------------------------------
  4,000,000  NYC GO                                                    5.500       06/01/2022          4,308,880
----------------------------------------------------------------------------------------------------------------
 14,325,000  NYC GO                                                    5.500       08/01/2022         15,446,934
----------------------------------------------------------------------------------------------------------------
  1,955,000  NYC GO                                                    5.500       06/01/2023          2,101,312
----------------------------------------------------------------------------------------------------------------
  1,255,000  NYC GO                                                    5.500       06/01/2028          1,330,426
----------------------------------------------------------------------------------------------------------------
 23,215,000  NYC GO                                                    5.500       12/01/2031         24,531,987
----------------------------------------------------------------------------------------------------------------
  7,075,000  NYC GO                                                    5.500       11/15/2037          7,333,733
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO                                                    5.625       03/15/2019          5,455,450
----------------------------------------------------------------------------------------------------------------
     45,000  NYC GO                                                    5.750       02/01/2020             48,491
----------------------------------------------------------------------------------------------------------------
  1,500,000  NYC GO                                                    5.750       03/01/2020          1,660,245
----------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                    5.950       08/01/2014              5,676
----------------------------------------------------------------------------------------------------------------
  4,595,000  NYC GO                                                    6.000       02/01/2011          5,017,281
----------------------------------------------------------------------------------------------------------------
 25,255,000  NYC GO                                                    6.000       01/15/2021         28,391,671
----------------------------------------------------------------------------------------------------------------
    740,000  NYC GO                                                    6.250       04/15/2027            832,026
----------------------------------------------------------------------------------------------------------------
    335,000  NYC GO                                                    6.350       05/15/2014            385,005
----------------------------------------------------------------------------------------------------------------
    397,000  NYC GO                                                    6.500       08/01/2014            433,496
----------------------------------------------------------------------------------------------------------------
  1,580,000  NYC GO                                                    6.625       08/01/2025          1,728,330
----------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                    7.000       02/01/2010              5,022
----------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                    7.250       08/15/2024              5,022
----------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                                    7.750       08/15/2028             15,108
----------------------------------------------------------------------------------------------------------------
    100,000  NYC GO DIAMONDS b                                         0.000 v     08/01/2025             84,041
----------------------------------------------------------------------------------------------------------------
    837,000  NYC GO RIBS                                              10.770 f     08/12/2010            854,083
----------------------------------------------------------------------------------------------------------------
    837,000  NYC GO RIBS                                              10.770 f     09/01/2011            854,083
----------------------------------------------------------------------------------------------------------------
    336,946  NYC HDC (Albert Einstein Staff Hsg.)                      6.500       12/15/2017            354,110
----------------------------------------------------------------------------------------------------------------
  1,288,839  NYC HDC (Atlantic Plaza Towers)                           7.034       02/15/2019          1,356,104
----------------------------------------------------------------------------------------------------------------
  1,045,000  NYC HDC (Barclay Avenue)                                  6.450       04/01/2017          1,094,105
----------------------------------------------------------------------------------------------------------------
  4,055,000  NYC HDC (Barclay Avenue)                                  6.600       04/01/2033          4,228,108
----------------------------------------------------------------------------------------------------------------
    318,054  NYC HDC (Bay Towers)                                      6.500       08/15/2017            334,596
----------------------------------------------------------------------------------------------------------------
  2,378,935  NYC HDC (Boulevard Towers)                                6.500       08/15/2017          2,502,330
----------------------------------------------------------------------------------------------------------------
    404,339  NYC HDC (Bridgeview III)                                  6.500       12/15/2017            425,368
----------------------------------------------------------------------------------------------------------------
    432,705  NYC HDC (Cadman Plaza North)                              7.000       12/15/2018            454,834
----------------------------------------------------------------------------------------------------------------
  1,125,461  NYC HDC (Cadman Towers)                                   6.500       11/15/2018          1,183,940
----------------------------------------------------------------------------------------------------------------
    161,197  NYC HDC (Candia House)                                    6.500       06/15/2018            169,550
----------------------------------------------------------------------------------------------------------------
  3,078,109  NYC HDC (Clinton Towers)                                  6.500       07/15/2017          3,237,771
----------------------------------------------------------------------------------------------------------------
    265,714  NYC HDC (Contello III)                                    7.000       12/15/2018            279,574
----------------------------------------------------------------------------------------------------------------
  1,261,026  NYC HDC (Cooper Gramercy)                                 6.500       08/15/2017          1,326,435
----------------------------------------------------------------------------------------------------------------
    962,152  NYC HDC (Court Plaza)                                     6.500       08/15/2017          1,012,193
----------------------------------------------------------------------------------------------------------------
  1,493,444  NYC HDC (Crown Gardens)                                   7.250       01/15/2019          1,571,849
----------------------------------------------------------------------------------------------------------------
  3,117,011  NYC HDC (East Midtown Plaza)                              6.500       11/15/2018          3,278,971
----------------------------------------------------------------------------------------------------------------
  3,010,861  NYC HDC (Esplanade Gardens)                               7.000       01/15/2019          3,168,389
----------------------------------------------------------------------------------------------------------------
     72,185  NYC HDC (Essex Terrace)                                   6.500       07/15/2018             75,925
----------------------------------------------------------------------------------------------------------------
    434,119  NYC HDC (Forest Park Crescent)                            6.500       12/15/2017            456,637

22 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,437,113  NYC HDC (Gouverneur Gardens)                              7.034%      02/15/2019    $     1,512,332
----------------------------------------------------------------------------------------------------------------
  3,539,216  NYC HDC (Hudsonview Terrace)                              6.500       09/15/2017          3,722,795
----------------------------------------------------------------------------------------------------------------
    997,299  NYC HDC (Janel Towers)                                    6.500       09/15/2017          1,049,168
----------------------------------------------------------------------------------------------------------------
    348,807  NYC HDC (Kingsbridge Arms)                                6.500       08/15/2017            366,948
----------------------------------------------------------------------------------------------------------------
    199,374  NYC HDC (Kingsbridge Arms)                                6.500       11/15/2018            209,706
----------------------------------------------------------------------------------------------------------------
  1,077,656  NYC HDC (Leader House)                                    6.500       03/15/2018          1,133,500
----------------------------------------------------------------------------------------------------------------
  1,522,897  NYC HDC (Lincoln-Amsterdam)                               7.250       11/15/2018          1,600,824
----------------------------------------------------------------------------------------------------------------
  2,299,452  NYC HDC (Montefiore Hospital Hsg. Sec. II)                6.500       10/15/2017          2,418,725
----------------------------------------------------------------------------------------------------------------
  3,000,000  NYC HDC (Multifamily Hsg.), Series A                      5.500       11/01/2034          3,130,080
----------------------------------------------------------------------------------------------------------------
 10,470,000  NYC HDC (Multifamily Hsg.), Series A                      5.600       11/01/2042         10,878,644
----------------------------------------------------------------------------------------------------------------
  9,880,000  NYC HDC (Multifamily Hsg.), Series A                      6.600       04/01/2030         10,118,009
----------------------------------------------------------------------------------------------------------------
    775,000  NYC HDC (Multifamily Hsg.), Series C                      5.700       05/01/2031            805,287
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC HDC (Multifamily Hsg.), Series E                      5.200       11/01/2033          1,019,800
----------------------------------------------------------------------------------------------------------------
  2,155,000  NYC HDC (Multifamily Hsg.), Series F                      5.200       11/01/2032          2,199,199
----------------------------------------------------------------------------------------------------------------
    762,299  NYC HDC (New Amsterdam House)                             6.500       08/15/2018            801,801
----------------------------------------------------------------------------------------------------------------
    779,241  NYC HDC (New Amsterdam House)                             6.500       08/15/2018            780,986
----------------------------------------------------------------------------------------------------------------
    939,155  NYC HDC (Riverbend)                                       6.500       11/15/2018            987,953
----------------------------------------------------------------------------------------------------------------
  5,860,919  NYC HDC (Riverside Park Community)                        7.250       11/15/2018          6,174,771
----------------------------------------------------------------------------------------------------------------
    411,255  NYC HDC (RNA House)                                       7.000       12/15/2018            432,768
----------------------------------------------------------------------------------------------------------------
    582,584  NYC HDC (Robert Fulton Terrace)                           6.500       12/15/2017            612,885
----------------------------------------------------------------------------------------------------------------
    214,686  NYC HDC (Rosalie Manning Apartments)                      7.034       11/15/2018            225,890
----------------------------------------------------------------------------------------------------------------
    571,520  NYC HDC (Scott Tower)                                     7.000       12/15/2018            601,331
----------------------------------------------------------------------------------------------------------------
    782,899  NYC HDC (Seaview Towers)                                  6.500       01/15/2018            823,469
----------------------------------------------------------------------------------------------------------------
    323,089  NYC HDC (St. Martin Tower)                                6.500       11/15/2018            339,877
----------------------------------------------------------------------------------------------------------------
  1,494,016  NYC HDC (Stevenson Commons)                               6.500       05/15/2018          1,571,436
----------------------------------------------------------------------------------------------------------------
    426,220  NYC HDC (Strycker's Bay Apartments)                       7.034       11/15/2018            434,770
----------------------------------------------------------------------------------------------------------------
  1,490,145  NYC HDC (Tivoli Towers)                                   6.500       01/15/2018          1,566,649
----------------------------------------------------------------------------------------------------------------
    202,421  NYC HDC (Town House West)                                 6.500       01/15/2018            212,791
----------------------------------------------------------------------------------------------------------------
    311,803  NYC HDC (Tri-Faith House)                                 7.000       01/15/2019            328,069
----------------------------------------------------------------------------------------------------------------
  1,312,556  NYC HDC (University River View)                           6.500       08/15/2017          1,380,822
----------------------------------------------------------------------------------------------------------------
    397,344  NYC HDC (Washington Square Southeast)                     7.000       01/15/2019            417,811
----------------------------------------------------------------------------------------------------------------
    357,458  NYC HDC (West Side Manor)                                 6.500       11/15/2018            375,982
----------------------------------------------------------------------------------------------------------------
  3,568,943  NYC HDC (West Village)                                    6.500       11/15/2013          3,754,492
----------------------------------------------------------------------------------------------------------------
    225,726  NYC HDC (Westview Apartments)                             6.500       10/15/2017            237,466
----------------------------------------------------------------------------------------------------------------
    530,739  NYC HDC (Woodstock Terrace)                               7.034       02/15/2019            558,438
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC Health & Hospital Corp.                               5.375       02/15/2026          1,013,060
----------------------------------------------------------------------------------------------------------------
  5,875,000  NYC Health & Hospital Corp. RITES a                      14.856 f     02/15/2020          7,037,310
----------------------------------------------------------------------------------------------------------------
  1,275,000  NYC IDA (A Very Special Place)                            5.750       01/01/2029          1,033,247
----------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (A-Lite Vertical Products)                        6.750       11/01/2009            459,411
----------------------------------------------------------------------------------------------------------------
  1,330,000  NYC IDA (A-Lite Vertical Products)                        7.500       11/01/2019          1,316,793
----------------------------------------------------------------------------------------------------------------
  3,600,000  NYC IDA (Acme Architectural Products)                     6.375       11/01/2019          3,262,104
----------------------------------------------------------------------------------------------------------------
    965,000  NYC IDA (Ahava Dairy Manufacturing Corp.)                 8.000       11/01/2010            952,513
----------------------------------------------------------------------------------------------------------------
  5,985,000  NYC IDA (Ahava Dairy Manufacturing Corp.)                 8.500       11/01/2026          5,861,230
----------------------------------------------------------------------------------------------------------------
 23,035,000  NYC IDA (Airis JFK I/JFK International Airport)           5.500       07/01/2028         22,540,669
----------------------------------------------------------------------------------------------------------------
 20,745,000  NYC IDA (Airis JFK I/JFK International Airport)           6.000       07/01/2027         20,846,028

23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$  1,035,000  NYC IDA (ALA Realty)                                      7.500%      12/01/2010    $     1,070,459
-----------------------------------------------------------------------------------------------------------------
   1,450,000  NYC IDA (ALA Realty)                                      8.375       12/01/2015          1,528,126
-----------------------------------------------------------------------------------------------------------------
     355,000  NYC IDA (Allied Metal)                                    6.375       12/01/2014            352,362
-----------------------------------------------------------------------------------------------------------------
     940,000  NYC IDA (Allied Metal)                                    7.125       12/01/2027            935,535
-----------------------------------------------------------------------------------------------------------------
   3,385,000  NYC IDA (Amboy Properties)                                6.750       06/01/2020          3,259,112
-----------------------------------------------------------------------------------------------------------------
   2,595,000  NYC IDA (American Airlines)                               5.400       07/01/2019          1,640,741
-----------------------------------------------------------------------------------------------------------------
  29,935,000  NYC IDA (American Airlines)                               5.400       07/01/2020         18,925,805
-----------------------------------------------------------------------------------------------------------------
  38,410,000  NYC IDA (American Airlines)                               6.900       08/01/2024         26,502,132
-----------------------------------------------------------------------------------------------------------------
 331,800,000  NYC IDA (American Airlines)                               8.500       08/01/2028        260,164,380
-----------------------------------------------------------------------------------------------------------------
     915,000  NYC IDA (Atlantic Paste & Glue Company)                   6.000       11/01/2007            915,842
-----------------------------------------------------------------------------------------------------------------
   4,620,000  NYC IDA (Atlantic Paste & Glue Company)                   6.625       11/01/2019          4,647,166
-----------------------------------------------------------------------------------------------------------------
   1,160,000  NYC IDA (Atlantic Veal & Lamb)                            8.375       12/01/2016          1,216,875
-----------------------------------------------------------------------------------------------------------------
     670,000  NYC IDA (Baco Enterprises)                                7.500       11/01/2011            675,916
-----------------------------------------------------------------------------------------------------------------
   1,685,000  NYC IDA (Baco Enterprises)                                8.500       11/01/2021          1,701,749
-----------------------------------------------------------------------------------------------------------------
     290,000  NYC IDA (Bark Frameworks)                                 6.000       11/01/2007            279,911
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYC IDA (Bark Frameworks)                                 6.750       11/01/2019          1,397,205
-----------------------------------------------------------------------------------------------------------------
  11,115,000  NYC IDA (Berkeley Carroll School)                         6.100       11/01/2028         10,203,570
-----------------------------------------------------------------------------------------------------------------
   5,500,000  NYC IDA (Beth Abraham Health Services)                    6.500       02/15/2022          5,530,855
-----------------------------------------------------------------------------------------------------------------
   1,035,000  NYC IDA (Beth Abraham Health Services)                    6.500       11/15/2027          1,037,391
-----------------------------------------------------------------------------------------------------------------
   4,220,000  NYC IDA (Beth Abraham Health Services)                    6.500       11/15/2034          4,230,508
-----------------------------------------------------------------------------------------------------------------
  28,680,000  NYC IDA (British Airways)                                 5.250       12/01/2032         20,802,178
-----------------------------------------------------------------------------------------------------------------
  10,715,000  NYC IDA (British Airways)                                 7.625       12/01/2032         10,582,134
-----------------------------------------------------------------------------------------------------------------
   3,075,000  NYC IDA (Brooklyn Heights Montessori School)              8.500       01/01/2027          3,254,334
-----------------------------------------------------------------------------------------------------------------
     610,000  NYC IDA (Brooklyn Heights Montessori School)              8.900       09/01/2011            618,583
-----------------------------------------------------------------------------------------------------------------
   1,690,000  NYC IDA (Brooklyn Heights Montessori School)              9.200       09/01/2021          1,747,815
-----------------------------------------------------------------------------------------------------------------
  72,225,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)        5.650       10/01/2028         68,295,960
-----------------------------------------------------------------------------------------------------------------
 137,735,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)        5.750       10/01/2036        128,711,980
-----------------------------------------------------------------------------------------------------------------
   7,485,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)        6.200       10/01/2022          7,545,404
-----------------------------------------------------------------------------------------------------------------
  16,205,000  NYC IDA (Calhoun School)                                  6.625       12/01/2034         16,211,158
-----------------------------------------------------------------------------------------------------------------
     305,000  NYC IDA (Cellini Furniture Crafters) a                    6.625       11/01/2009            282,518
-----------------------------------------------------------------------------------------------------------------
     885,000  NYC IDA (Cellini Furniture Crafters) a                    7.125       11/01/2019            813,404
-----------------------------------------------------------------------------------------------------------------
   2,235,000  NYC IDA (Chardan Corp.)                                   7.750       11/01/2020          2,215,153
-----------------------------------------------------------------------------------------------------------------
     870,000  NYC IDA (CNC Associates NY)                               6.500       11/01/2007            851,843
-----------------------------------------------------------------------------------------------------------------
   4,685,000  NYC IDA (CNC Associates NY)                               7.500       11/01/2019          4,539,015
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYC IDA (College of Aeronautics)                          5.450       05/01/2018          2,551,125
-----------------------------------------------------------------------------------------------------------------
   9,600,000  NYC IDA (College of Aeronautics)                          5.500       05/01/2028          9,622,080
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYC IDA (College of New Rochelle)                         5.750       09/01/2017          2,662,175
-----------------------------------------------------------------------------------------------------------------
   2,900,000  NYC IDA (College of New Rochelle)                         5.800       09/01/2026          3,041,723
-----------------------------------------------------------------------------------------------------------------
   2,715,000  NYC IDA (Community Hospital of Brooklyn)                  6.875       11/01/2010          2,621,984
-----------------------------------------------------------------------------------------------------------------
   3,975,000  NYC IDA (Comprehensive Care Management)                   6.375       11/01/2028          3,938,112
-----------------------------------------------------------------------------------------------------------------
   1,575,000  NYC IDA (Comprehensive Care Management)                   6.375       11/01/2028          1,560,290
-----------------------------------------------------------------------------------------------------------------
   1,770,000  NYC IDA (Comprehensive Care Management)                   7.875       12/01/2016          1,903,263
-----------------------------------------------------------------------------------------------------------------
   1,380,000  NYC IDA (Comprehensive Care Management)                   8.000       12/01/2011          1,423,567
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Continental Airlines)                            7.250       11/01/2008            987,770
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYC IDA (Continental Airlines)                            8.375       11/01/2016          1,964,900

24 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 8,495,000  NYC IDA (Crowne Plaza-LaGuardia) b,d                      6.000%      11/01/2028    $     4,449,256
-----------------------------------------------------------------------------------------------------------------
    715,000  NYC IDA (Dioni)                                           6.000       11/01/2007            711,489
-----------------------------------------------------------------------------------------------------------------
  3,600,000  NYC IDA (Dioni)                                           6.625       11/01/2019          3,552,876
-----------------------------------------------------------------------------------------------------------------
  1,100,000  NYC IDA (Display Creations)                               7.000       06/01/2008          1,117,149
-----------------------------------------------------------------------------------------------------------------
     70,000  NYC IDA (Eden II School)                                  7.750       06/01/2004             70,520
-----------------------------------------------------------------------------------------------------------------
  2,505,000  NYC IDA (Eden II School)                                  8.750       06/01/2019          2,565,721
-----------------------------------------------------------------------------------------------------------------
    760,000  NYC IDA (Excel Paint Applicators) a                       8.250       11/01/2010            757,013
-----------------------------------------------------------------------------------------------------------------
  4,825,000  NYC IDA (Excel Paint Applicators) a                       8.625       11/01/2026          4,810,380
-----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC IDA
             (Field Hotel Associates/JFK International Airport) b,d    6.000       11/01/2028          2,618,750
-----------------------------------------------------------------------------------------------------------------
  7,315,000  NYC IDA (Friends Seminary School)                         7.125       09/15/2031          7,783,892
-----------------------------------------------------------------------------------------------------------------
  3,280,000  NYC IDA (Gabrielli Truck Sales)                           8.125       12/01/2017          3,509,075
-----------------------------------------------------------------------------------------------------------------
  2,265,000  NYC IDA (Gateway School of NY)                            6.500       11/01/2019          2,353,335
-----------------------------------------------------------------------------------------------------------------
  2,175,000  NYC IDA (Good Shepherd Services)                          5.875       06/01/2014          2,200,643
-----------------------------------------------------------------------------------------------------------------
  1,155,000  NYC IDA (Graphic Artists)                                 8.250       12/30/2023          1,178,239
-----------------------------------------------------------------------------------------------------------------
    470,000  NYC IDA (Herbert G. Birch Childhood Project)              7.375       02/01/2009            473,567
-----------------------------------------------------------------------------------------------------------------
  2,195,000  NYC IDA (Herbert G. Birch Childhood Project)              8.375       02/01/2022          2,304,092
-----------------------------------------------------------------------------------------------------------------
    455,000  NYC IDA (Hi Tech Res Rec)                                 9.250       08/01/2008            455,396
-----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Institute of International Education)            5.250       09/01/2021          1,049,770
-----------------------------------------------------------------------------------------------------------------
  3,000,000  NYC IDA (Institute of International Education)            5.250       09/01/2031          3,102,060
-----------------------------------------------------------------------------------------------------------------
  1,605,000  NYC IDA (Julia Gray)                                      7.500       11/01/2020          1,635,479
-----------------------------------------------------------------------------------------------------------------
    910,000  NYC IDA (Just Bagels Manufacturing)                       8.500       11/01/2016            933,633
-----------------------------------------------------------------------------------------------------------------
  1,065,000  NYC IDA (Just Bagels Manufacturing)                       8.750       11/01/2026          1,092,371
-----------------------------------------------------------------------------------------------------------------
  1,675,000  NYC IDA (Koenig Iron Works)                               8.375       12/01/2025          1,769,571
-----------------------------------------------------------------------------------------------------------------
  1,610,000  NYC IDA (L&M Optical Disc)                                7.125       11/01/2010          1,640,155
-----------------------------------------------------------------------------------------------------------------
  3,025,000  NYC IDA (Little Red Schoolhouse)                          6.750       11/01/2018          3,061,240
-----------------------------------------------------------------------------------------------------------------
    545,000  NYC IDA (Lucky Polyethylene Manufacturing Company)        7.000       11/01/2009            514,851
-----------------------------------------------------------------------------------------------------------------
  2,995,000  NYC IDA (Lucky Polyethylene Manufacturing Company)        7.800       11/01/2024          2,694,991
-----------------------------------------------------------------------------------------------------------------
  2,000,000  NYC IDA (Lycee Francais De New York)                      5.375       06/01/2023          2,070,060
-----------------------------------------------------------------------------------------------------------------
 23,000,000  NYC IDA (Magen David Yeshivah)                            5.700       06/15/2027         24,061,450
-----------------------------------------------------------------------------------------------------------------
    680,000  NYC IDA (Marymount School of NY)                          5.125       09/01/2021            703,535
-----------------------------------------------------------------------------------------------------------------
  3,875,000  NYC IDA (Marymount School of NY)                          5.250       09/01/2031          3,997,760
-----------------------------------------------------------------------------------------------------------------
 19,335,000  NYC IDA (MediSys Health Network)                          6.250       03/15/2024         17,622,692
-----------------------------------------------------------------------------------------------------------------
  2,125,000  NYC IDA (Mesorah Publications)                            6.450       02/01/2011          2,144,614
-----------------------------------------------------------------------------------------------------------------
  4,790,000  NYC IDA (Mesorah Publications)                            6.950       02/01/2021          4,716,713
-----------------------------------------------------------------------------------------------------------------
  2,275,000  NYC IDA (Morrisons Pastry)                                6.500       11/01/2019          2,142,049
-----------------------------------------------------------------------------------------------------------------
 17,050,000  NYC IDA (Northwest Airlines)                              6.000       06/01/2027         13,077,350
-----------------------------------------------------------------------------------------------------------------
  4,400,000  NYC IDA (NY Hostel Company)                               7.600       01/01/2017          4,532,000
-----------------------------------------------------------------------------------------------------------------
    470,000  NYC IDA (NY Vanities & Manufacturing)                     7.000       11/01/2009            452,196
-----------------------------------------------------------------------------------------------------------------
  1,405,000  NYC IDA (NY Vanities & Manufacturing)                     7.500       11/01/2019          1,361,220
-----------------------------------------------------------------------------------------------------------------
  1,550,000  NYC IDA (NYC Outward Bound Center)                        7.250       11/01/2010          1,559,130
-----------------------------------------------------------------------------------------------------------------
    545,000  NYC IDA (Paradise Products)                               7.125       11/01/2007            558,412
-----------------------------------------------------------------------------------------------------------------
  4,475,000  NYC IDA (Paradise Products)                               8.250       11/01/2022          4,730,388
-----------------------------------------------------------------------------------------------------------------
    875,000  NYC IDA (Petrocelli Electric)                             7.250       11/01/2007            904,628
-----------------------------------------------------------------------------------------------------------------
    265,000  NYC IDA (Petrocelli Electric)                             7.250       11/01/2008            273,957

25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 3,780,000  NYC IDA (Petrocelli Electric)                             8.000%      11/01/2017    $     3,952,746
-----------------------------------------------------------------------------------------------------------------
    940,000  NYC IDA (Petrocelli Electric)                             8.000       11/01/2018            990,224
-----------------------------------------------------------------------------------------------------------------
     70,000  NYC IDA (Polytechnic University)                          6.000       11/01/2020             58,150
-----------------------------------------------------------------------------------------------------------------
 16,700,000  NYC IDA (Polytechnic University)                          6.125       11/01/2030         13,376,032
-----------------------------------------------------------------------------------------------------------------
    180,000  NYC IDA (Pop Display)                                     6.750       12/30/2014            180,122
-----------------------------------------------------------------------------------------------------------------
  2,645,000  NYC IDA (Pop Display)                                     7.900       12/30/2014          2,671,979
-----------------------------------------------------------------------------------------------------------------
  1,910,000  NYC IDA (Precision Gear)                                  6.375       11/01/2024          1,838,432
-----------------------------------------------------------------------------------------------------------------
  2,240,000  NYC IDA (Precision Gear)                                  6.375       11/01/2024          2,156,067
-----------------------------------------------------------------------------------------------------------------
    930,000  NYC IDA (Precision Gear)                                  7.625       11/01/2024            982,192
-----------------------------------------------------------------------------------------------------------------
    815,000  NYC IDA (PRFF)                                            7.000       10/01/2016            817,111
-----------------------------------------------------------------------------------------------------------------
    710,000  NYC IDA (Promotional Slideguide)                          7.500       12/01/2010            812,574
-----------------------------------------------------------------------------------------------------------------
  1,065,000  NYC IDA (Promotional Slideguide)                          7.875       12/01/2015          1,226,177
-----------------------------------------------------------------------------------------------------------------
  4,100,000  NYC IDA (PSCH)                                            6.375       07/01/2033          4,330,338
-----------------------------------------------------------------------------------------------------------------
    495,000  NYC IDA (Psycho Therapy)                                  9.625       04/01/2010            495,757
-----------------------------------------------------------------------------------------------------------------
  3,025,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)              6.250       11/01/2014          2,825,169
-----------------------------------------------------------------------------------------------------------------
  8,595,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)              6.750       11/01/2028          7,799,361
-----------------------------------------------------------------------------------------------------------------
  1,455,000  NYC IDA (Sahadi Fine Foods)                               6.250       11/01/2009          1,401,500
-----------------------------------------------------------------------------------------------------------------
  4,085,000  NYC IDA (Sahadi Fine Foods)                               6.750       11/01/2019          3,858,487
-----------------------------------------------------------------------------------------------------------------
  4,380,000  NYC IDA (Showman Fabricators)                             7.500       11/01/2028          4,344,172
-----------------------------------------------------------------------------------------------------------------
  3,545,000  NYC IDA (South Bronx Overall Economic Devel.)             8.625       12/01/2025          3,642,877
-----------------------------------------------------------------------------------------------------------------
  4,255,000  NYC IDA (Special Needs Facilities Pooled Program)         6.650       07/01/2023          4,041,612
-----------------------------------------------------------------------------------------------------------------
  1,105,000  NYC IDA (Special Needs Facilities Pooled Program)         7.125       08/01/2006          1,130,824
-----------------------------------------------------------------------------------------------------------------
  7,010,000  NYC IDA (Special Needs Facilities Pooled Program)         7.875       08/01/2025          7,307,014
-----------------------------------------------------------------------------------------------------------------
  5,115,000  NYC IDA (St. Bernard's School)                            7.000       12/01/2021          5,461,234
-----------------------------------------------------------------------------------------------------------------
     10,000  NYC IDA (Staten Island University Hospital)               6.375       07/01/2031             10,409
-----------------------------------------------------------------------------------------------------------------
  4,540,000  NYC IDA (Staten Island University Hospital)               6.375       07/01/2031          4,725,595
-----------------------------------------------------------------------------------------------------------------
    585,000  NYC IDA (Streamline Plastics)                             7.750       12/01/2015            592,915
-----------------------------------------------------------------------------------------------------------------
  1,275,000  NYC IDA (Streamline Plastics)                             8.125       12/01/2025          1,307,729
-----------------------------------------------------------------------------------------------------------------
     30,000  NYC IDA (Summit School)                                   7.250       12/01/2004             30,032
-----------------------------------------------------------------------------------------------------------------
  1,485,000  NYC IDA (Summit School)                                   8.250       12/01/2024          1,522,303
-----------------------------------------------------------------------------------------------------------------
  1,120,000  NYC IDA (Surprise Plastics)                               7.500       11/01/2013          1,126,003
-----------------------------------------------------------------------------------------------------------------
  2,480,000  NYC IDA (Surprise Plastics)                               8.500       11/01/2023          2,426,382
-----------------------------------------------------------------------------------------------------------------
  3,855,000  NYC IDA (Terminal One Group Association)                  6.000       01/01/2015          3,938,422
-----------------------------------------------------------------------------------------------------------------
 25,460,000  NYC IDA (Terminal One Group Association)                  6.000       01/01/2019         26,022,666
-----------------------------------------------------------------------------------------------------------------
    210,000  NYC IDA (Terminal One Group Association)                  6.100       01/01/2009            214,498
-----------------------------------------------------------------------------------------------------------------
  9,505,000  NYC IDA (Terminal One Group Association)                  6.125       01/01/2024          9,743,576
-----------------------------------------------------------------------------------------------------------------
    380,000  NYC IDA (The Bank Street College)                         5.250       12/01/2021            406,505
-----------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (The Bank Street College)                         5.250       12/01/2030          1,041,140
-----------------------------------------------------------------------------------------------------------------
 10,000,000  NYC IDA (The Child School)                                7.550       06/01/2033         10,227,600
-----------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (Therapy & Learning Center)                       7.500       10/01/2011            474,333
-----------------------------------------------------------------------------------------------------------------
  3,735,000  NYC IDA (Therapy & Learning Center)                       8.250       10/01/2031          3,862,364
-----------------------------------------------------------------------------------------------------------------
    395,000  NYC IDA (THR Products Corp.)                              7.250       11/01/2010            403,552
-----------------------------------------------------------------------------------------------------------------
  1,085,000  NYC IDA (THR Products Corp.)                              8.250       11/01/2020          1,133,489
-----------------------------------------------------------------------------------------------------------------
  4,325,000  NYC IDA (Touro College)                                   6.350       06/01/2029          4,174,274
-----------------------------------------------------------------------------------------------------------------
  4,485,000  NYC IDA (Ulano)                                           6.900       11/01/2019          4,251,421

26 | ROCHESTER FUND MUNICIPALS
  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
  NEW YORK Continued
$ 1,000,000  NYC IDA (United Nations School)                           6.350%      12/01/2015    $     1,063,500
----------------------------------------------------------------------------------------------------------------
  1,355,000  NYC IDA (Urban Health Plan)                               6.250       09/15/2009          1,314,038
----------------------------------------------------------------------------------------------------------------
  9,830,000  NYC IDA (Urban Health Plan)                               7.050       09/15/2026          9,151,828
----------------------------------------------------------------------------------------------------------------
  3,640,000  NYC IDA (Urban Resource Institute)                        7.375       11/01/2033          3,639,454
----------------------------------------------------------------------------------------------------------------
    110,000  NYC IDA (Utleys)                                          6.625       11/01/2006            108,341
----------------------------------------------------------------------------------------------------------------
  1,335,000  NYC IDA (Utleys)                                          7.375       11/01/2023          1,291,679
----------------------------------------------------------------------------------------------------------------
    680,000  NYC IDA (Van Blarcom Closures)                            7.125       11/01/2007            677,647
----------------------------------------------------------------------------------------------------------------
  2,965,000  NYC IDA (Van Blarcom Closures)                            8.000       11/01/2017          3,060,443
----------------------------------------------------------------------------------------------------------------
    400,000  NYC IDA (Visy Paper)                                      7.550       01/01/2005            405,700
----------------------------------------------------------------------------------------------------------------
 17,300,000  NYC IDA (Visy Paper)                                      7.800       01/01/2016         18,087,842
----------------------------------------------------------------------------------------------------------------
 48,250,000  NYC IDA (Visy Paper)                                      7.950       01/01/2028         49,935,373
----------------------------------------------------------------------------------------------------------------
  1,930,000  NYC IDA (Vocational Instruction)                          7.750       02/01/2033          2,006,235
----------------------------------------------------------------------------------------------------------------
    630,000  NYC IDA (W & W Jewelers)                                  7.250       02/01/2011            622,541
----------------------------------------------------------------------------------------------------------------
  1,555,000  NYC IDA (W & W Jewelers)                                  8.250       02/01/2021          1,571,436
----------------------------------------------------------------------------------------------------------------
  4,390,000  NYC IDA (Westchester Square Medical Center)               8.000       11/01/2010          4,501,594
----------------------------------------------------------------------------------------------------------------
  6,160,000  NYC IDA (Westchester Square Medical Center)               8.375       11/01/2015          6,395,682
----------------------------------------------------------------------------------------------------------------
  1,660,000  NYC IDA (World Casing Corp.)                              6.700       11/01/2019          1,488,472
----------------------------------------------------------------------------------------------------------------
  9,000,000  NYC IDA Special Facilities (JFK International Airport)    8.000       08/01/2012          7,030,530
----------------------------------------------------------------------------------------------------------------
    530,000  NYC Municipal Water Finance Authority                     0.000 z     06/15/2019            253,022
----------------------------------------------------------------------------------------------------------------
  6,030,000  NYC Municipal Water Finance Authority                     0.000 z     06/15/2020          2,708,375
----------------------------------------------------------------------------------------------------------------
    450,000  NYC Municipal Water Finance Authority                     5.000       06/15/2024            461,385
----------------------------------------------------------------------------------------------------------------
    795,000  NYC Municipal Water Finance Authority                     5.125       06/15/2031            815,773
----------------------------------------------------------------------------------------------------------------
  4,750,000  NYC Municipal Water Finance Authority                     5.125       06/15/2032          4,907,320
----------------------------------------------------------------------------------------------------------------
 39,500,000  NYC Municipal Water Finance Authority                     5.125       06/15/2034         40,578,745
----------------------------------------------------------------------------------------------------------------
    550,000  NYC Municipal Water Finance Authority                     5.250       06/15/2034            576,367
----------------------------------------------------------------------------------------------------------------
  2,160,000  NYC Municipal Water Finance Authority                     5.375       06/15/2026          2,302,582
----------------------------------------------------------------------------------------------------------------
     75,000  NYC Municipal Water Finance Authority                     5.500       06/15/2023             78,627
----------------------------------------------------------------------------------------------------------------
 10,850,000  NYC Municipal Water Finance Authority                     5.500       06/15/2033         11,764,655
----------------------------------------------------------------------------------------------------------------
     40,000  NYC Municipal Water Finance Authority                     5.750       06/15/2020             41,398
----------------------------------------------------------------------------------------------------------------
  4,000,000  NYC Municipal Water Finance Authority CAB                 0.000 z     06/15/2021          1,822,320
----------------------------------------------------------------------------------------------------------------
 10,000,000  NYC Municipal Water Finance Authority LEVRRS             10.033 f     06/15/2019         10,639,600
----------------------------------------------------------------------------------------------------------------
  2,930,000  NYC Municipal Water Finance Authority RITES a            14.717 f     06/15/2032          3,145,003
----------------------------------------------------------------------------------------------------------------
  2,500,000  NYC Municipal Water Finance Authority RITES a            14.786 f     06/15/2029          2,702,350
----------------------------------------------------------------------------------------------------------------
  7,850,000  NYC Municipal Water Finance Authority RITES a            14.786 f     06/15/2034          8,515,209
----------------------------------------------------------------------------------------------------------------
 14,425,000  NYC Municipal Water Finance Authority RITES a            14.810 f     06/15/2026         15,665,550
----------------------------------------------------------------------------------------------------------------
  2,805,000  NYC Municipal Water Finance Authority RITES a            14.867 f     06/15/2027          3,005,558
----------------------------------------------------------------------------------------------------------------
 11,210,000  NYC Municipal Water Finance Authority RITES a            15.217 f     06/15/2032         12,353,420
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC Municipal Water Finance Authority RITES a            15.286 f     06/15/2030          5,414,100
----------------------------------------------------------------------------------------------------------------
  3,555,000  NYC Municipal Water Finance Authority RITES a            15.320 f     06/15/2021          4,486,268
----------------------------------------------------------------------------------------------------------------
 18,240,000  NYC Municipal Water Finance Authority RITES a            15.356 f     06/15/2030         19,750,637
----------------------------------------------------------------------------------------------------------------
  4,030,000  NYC Municipal Water Finance Authority RITES a            15.367 f     06/15/2030          4,363,765
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYC Municipal Water Finance Authority RITES a            15.367 f     06/15/2030          5,414,100
----------------------------------------------------------------------------------------------------------------
 17,300,000  NYC Municipal Water Finance Authority RITES a            16.786 f     06/15/2033         23,134,252
----------------------------------------------------------------------------------------------------------------
  3,140,000  NYC Municipal Water Finance Authority RITES a            16.820 f     06/15/2027          4,226,880
----------------------------------------------------------------------------------------------------------------
  2,150,000  NYC TFA RITES a                                          14.787 f     08/15/2027          2,290,610

27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 19,386,273  NYS Certificate of Lease a                                5.875%      01/02/2023   $     19,966,892
-----------------------------------------------------------------------------------------------------------------
   1,690,000  NYS DA (4201 Schools Program)                             6.250       07/01/2020          1,965,064
-----------------------------------------------------------------------------------------------------------------
     350,000  NYS DA (Augustana Lutheran Home)                          5.400       02/01/2031            371,091
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYS DA (Augustana Lutheran Home)                          5.500       02/01/2041          1,592,955
-----------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (Bethel Springvale Home)                           6.000       02/01/2035             38,157
-----------------------------------------------------------------------------------------------------------------
  14,360,000  NYS DA (Buena Vida Nursing Home)                          5.250       07/01/2028         14,871,216
-----------------------------------------------------------------------------------------------------------------
  20,025,000  NYS DA (Catholic Health Services)                         6.000       07/01/2030         21,232,508
-----------------------------------------------------------------------------------------------------------------
   8,435,000  NYS DA (Center for Nursing)                               5.550       08/01/2037          8,937,389
-----------------------------------------------------------------------------------------------------------------
   2,855,000  NYS DA (Chapel Oaks)                                      5.450       07/01/2026          2,949,358
-----------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (City University)                                  5.000       07/01/2023             25,786
-----------------------------------------------------------------------------------------------------------------
  16,385,000  NYS DA (City University)                                  5.250       07/01/2031         18,832,755
-----------------------------------------------------------------------------------------------------------------
   1,895,000  NYS DA (City University)                                  5.250       07/01/2031          1,968,128
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Concord Nursing Home)                             6.500       07/01/2029          2,730,600
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Court Facilities)                                 5.375       05/15/2023          2,637,250
-----------------------------------------------------------------------------------------------------------------
   1,250,000  NYS DA (D'Youville College)                               5.250       07/01/2025          1,313,438
-----------------------------------------------------------------------------------------------------------------
     525,000  NYS DA (Dept. of Health)                                  5.500       07/01/2021            554,227
-----------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Ellis Hospital)                                   5.600       08/01/2025             21,444
-----------------------------------------------------------------------------------------------------------------
  16,970,000  NYS DA (FHA Insured Mtg.), Series B                       0.000 z     08/15/2040          1,923,719
-----------------------------------------------------------------------------------------------------------------
   6,480,000  NYS DA
              (Frances Schervier Home & Hospital Obligated Group)       5.500       07/01/2027          6,891,156
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Grace Manor Health Care Facility)                 6.150       07/01/2018          1,113,130
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Highland Hospital)                                5.450       08/01/2037          2,142,680
-----------------------------------------------------------------------------------------------------------------
 140,510,000  NYS DA (Insured Hospital)                                 0.000 z     08/15/2036         24,576,604
-----------------------------------------------------------------------------------------------------------------
  38,650,000  NYS DA (Interfaith Medical Center)                        5.400       02/15/2028         40,172,810
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Jones Memorial Hospital)                          5.375       08/01/2034          1,062,990
-----------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (KMH Homes)                                        6.950       08/01/2031             31,166
-----------------------------------------------------------------------------------------------------------------
   3,450,000  NYS DA (L.I.  University)                                 5.125       09/01/2023          3,596,246
-----------------------------------------------------------------------------------------------------------------
   1,400,000  NYS DA (L.I.  University)                                 5.250       09/01/2028          1,465,324
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (L.I. University)                                  5.250       09/01/2028             51,819
-----------------------------------------------------------------------------------------------------------------
   1,585,000  NYS DA (L.I.  University)                                 5.500       09/01/2020          1,716,428
-----------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Lakeside Memorial Hospital)                       6.000       02/01/2021             27,032
-----------------------------------------------------------------------------------------------------------------
   9,415,000  NYS DA (Lutheran Social Services of Upstate NY) RITES a   8.873 f     02/01/2038         10,314,415
-----------------------------------------------------------------------------------------------------------------
   3,115,000  NYS DA (Menorah Home & Hospital) RITES a                 15.233 f     08/01/2038          3,438,150
-----------------------------------------------------------------------------------------------------------------
   5,825,000  NYS DA (Menorah Home) RITES a                            15.420 f     08/01/2038          6,437,091
-----------------------------------------------------------------------------------------------------------------
   4,625,000  NYS DA (Mental Health) RITES a                           14.867 f     02/15/2023          5,173,803
-----------------------------------------------------------------------------------------------------------------
   3,460,000  NYS DA (Millard Fillmore Hospital)                        5.375       02/01/2032          3,671,095
-----------------------------------------------------------------------------------------------------------------
   3,180,000  NYS DA (Miriam Osborn Memorial Home Association)          6.375       07/01/2029          3,489,509
-----------------------------------------------------------------------------------------------------------------
   2,430,000  NYS DA (Miriam Osborn Memorial Home Association)          6.875       07/01/2019          2,778,899
-----------------------------------------------------------------------------------------------------------------
   6,860,000  NYS DA (Miriam Osborn Memorial Home Association)          6.875       07/01/2025          7,692,324
-----------------------------------------------------------------------------------------------------------------
   2,375,000  NYS DA (Montefiore Medical) RITES a                      16.820 f     08/01/2038          3,126,830
-----------------------------------------------------------------------------------------------------------------
   6,800,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.000       07/01/2014          6,645,028
-----------------------------------------------------------------------------------------------------------------
   3,000,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.500       07/01/2017          3,017,640
-----------------------------------------------------------------------------------------------------------------
  26,920,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.500       07/01/2025         26,999,145

28 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 $42,630,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.600%      07/01/2026    $    43,274,992
-----------------------------------------------------------------------------------------------------------------
   8,820,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.625       07/01/2019          8,910,670
-----------------------------------------------------------------------------------------------------------------
  15,000,000  NYS DA (MSH/NYU Hospital Center/
              HJDOI Obligated Group)                                    6.750       07/01/2020         15,264,300
-----------------------------------------------------------------------------------------------------------------
   7,280,000  NYS DA (Mt. Sinai/NYU Health)                             6.000       07/01/2026          7,356,222
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Mt. Sinai/NYU Health)                             6.250       07/01/2022          2,534,750
-----------------------------------------------------------------------------------------------------------------
   2,850,000  NYS DA (Municipal Health Facilities) RITES  a            14.867 f     01/15/2023          3,206,763
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (North Shore Long Island Jewish Group)             5.500       05/01/2033          2,079,620
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Norwegian Christian Home & Health Center)         5.200       08/01/2036          1,039,980
-----------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Norwegian Christian Home & Health Center)         6.100       08/01/2041          2,214,100
-----------------------------------------------------------------------------------------------------------------
   4,215,000  NYS DA (Nursing Homes)                                    5.200       02/01/2032          4,350,765
-----------------------------------------------------------------------------------------------------------------
   2,200,000  NYS DA (NY & Presbyterian Hospital)                       6.500       08/01/2034          2,302,366
-----------------------------------------------------------------------------------------------------------------
   6,860,000  NYS DA (NY Hospital Medical Center)                       5.600       02/15/2039          7,518,560
-----------------------------------------------------------------------------------------------------------------
   6,502,625  NYS DA
              Our Lady of Mercy Medical Center) Computer Lease a        6.200       08/15/2006          6,389,804
-----------------------------------------------------------------------------------------------------------------
  11,210,000  NYS DA (Rochester General Hospital) RITES a               9.524 f     08/01/2033         11,729,584
-----------------------------------------------------------------------------------------------------------------
     600,000  NYS DA (Sarah Neumann Home)                               5.450       08/01/2027            642,984
-----------------------------------------------------------------------------------------------------------------
   9,000,000  NYS DA (St. Agnes Hospital)                               5.400       02/15/2025          9,385,560
-----------------------------------------------------------------------------------------------------------------
   2,400,000  NYS DA (St. Barnabas Hospital)                            5.450       08/01/2035          2,574,936
-----------------------------------------------------------------------------------------------------------------
     280,000  NYS DA (St. Catherine of Siena Medical Center)            6.000       07/01/2030            297,783
-----------------------------------------------------------------------------------------------------------------
   1,750,000  NYS DA (St. Clare's Hospital)                             5.300       02/15/2019          1,848,368
-----------------------------------------------------------------------------------------------------------------
   2,970,000  NYS DA (St. Clare's Hospital)                             5.400       02/15/2025          3,097,235
-----------------------------------------------------------------------------------------------------------------
   2,580,000  NYS DA (St. James Mercy Hospital)                         5.400       02/01/2038          2,689,856
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYS DA (St. Thomas Aquinas College)                       5.250       07/01/2028          1,544,670
-----------------------------------------------------------------------------------------------------------------
   3,885,000  NYS DA (St. Vincent Depaul Residence)                     5.300       07/01/2018          4,072,995
-----------------------------------------------------------------------------------------------------------------
     130,000  NYS DA (St. Vincent's Hospital & Medical Center)          7.400       08/01/2030            134,869
-----------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (State University Dormitory Facilities)            5.100       07/01/2031          1,139,380
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (State University Educational Facilities)          0.000 z     05/15/2007             45,930
-----------------------------------------------------------------------------------------------------------------
      95,000  NYS DA (State University Educational Facilities)          6.000       05/15/2017             97,361
-----------------------------------------------------------------------------------------------------------------
   3,315,000  NYS DA (Suffolk County Judicial Facilities)               9.500       04/15/2014          4,090,511
-----------------------------------------------------------------------------------------------------------------
      55,000  NYS DA (Upstate Community Colleges)                       5.700       07/01/2021             57,149
-----------------------------------------------------------------------------------------------------------------
   1,700,000  NYS DA (Vassar Brothers)                                  5.375       07/01/2025          1,812,285
-----------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Willow Towers)                                    5.400       02/01/2034          2,646,375
-----------------------------------------------------------------------------------------------------------------
  26,040,000  NYS DA (Wyckoff Heights Medical Center)                   5.300       08/15/2021         27,339,656
-----------------------------------------------------------------------------------------------------------------
   4,095,000  NYS EFC (Clean Water & Drinking Revolving Funds) w        5.400       07/15/2021          4,199,341
-----------------------------------------------------------------------------------------------------------------
   1,625,000  NYS EFC (Consolidated Water Company)                      7.150       11/01/2014          1,641,169
-----------------------------------------------------------------------------------------------------------------
   7,500,000  NYS EFC (NYS Water Services)                              5.950       01/15/2020          7,962,450
-----------------------------------------------------------------------------------------------------------------
   2,340,000  NYS EFC (NYS Water Services)                              6.000       01/15/2031          2,456,368
-----------------------------------------------------------------------------------------------------------------
      30,000  NYS EFC (NYS Water Services)                              7.500       03/15/2011             30,155
-----------------------------------------------------------------------------------------------------------------
  11,845,000  NYS EFC (Occidental Petroleum)                            5.700       09/01/2028         11,874,849
-----------------------------------------------------------------------------------------------------------------
  15,300,000  NYS EFC (Occidental Petroleum)                            6.100       11/01/2030         15,491,403
-----------------------------------------------------------------------------------------------------------------
   4,700,000  NYS ERDA (Brooklyn Union Gas) RIBS                        9.972 f     07/08/2026          4,948,865
-----------------------------------------------------------------------------------------------------------------
   7,000,000  NYS ERDA (Brooklyn Union Gas) RIBS                       11.245 f     04/01/2020          9,020,270
-----------------------------------------------------------------------------------------------------------------
  16,300,000  NYS ERDA (Brooklyn Union Gas) RIBS                       12.354 f     07/01/2026         20,074,428

29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   210,000  NYS ERDA (Central Hudson Gas & Electric)                  5.450%      08/01/2027    $       226,943
----------------------------------------------------------------------------------------------------------------
    555,000  NYS ERDA (Con Ed)                                         7.125       12/01/2029            593,123
----------------------------------------------------------------------------------------------------------------
  9,350,000  NYS ERDA (Con Ed) RITES a                                 8.773 f     08/15/2020          9,945,595
----------------------------------------------------------------------------------------------------------------
     40,000  NYS ERDA (Corning Natural Gas)                            8.250       12/01/2018             41,104
----------------------------------------------------------------------------------------------------------------
 23,000,000  NYS ERDA (LILCO)                                          5.300       11/01/2023         23,625,600
----------------------------------------------------------------------------------------------------------------
    300,000  NYS ERDA (LILCO)                                          5.300       10/01/2024            306,087
----------------------------------------------------------------------------------------------------------------
  3,485,000  NYS ERDA (NIMO) RITES a                                  15.467 f     11/01/2025          3,953,245
----------------------------------------------------------------------------------------------------------------
    425,000  NYS ERDA (NYSEG)                                          5.700       12/01/2028            434,758
----------------------------------------------------------------------------------------------------------------
     30,000  NYS ERDA (NYSEG)                                          5.950       12/01/2027             30,632
----------------------------------------------------------------------------------------------------------------
     45,000  NYS ERDA (NYSEG)                                          5.950       12/01/2027             45,167
----------------------------------------------------------------------------------------------------------------
     50,000  NYS ERDA (NYSEG)                                          6.050       04/01/2034             51,546
----------------------------------------------------------------------------------------------------------------
  3,625,000  NYS ERDA (RG&E) Residual Certificates a                  19.120 f     09/01/2033          4,805,300
----------------------------------------------------------------------------------------------------------------
  3,310,000  NYS HFA (Children's Rescue)                               7.625       05/01/2018          3,311,622
----------------------------------------------------------------------------------------------------------------
  2,200,000  NYS HFA (Dominican Village)                               6.600       08/15/2027          2,254,362
----------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (General Hsg.)                                    6.600       11/01/2008             20,236
----------------------------------------------------------------------------------------------------------------
  5,085,000  NYS HFA (HELP-Bronx Hsg.)                                 8.050       11/01/2005          5,212,125
----------------------------------------------------------------------------------------------------------------
    655,000  NYS HFA (HELP-Suffolk Hsg.)                               8.100       11/01/2005            671,375
----------------------------------------------------------------------------------------------------------------
    200,000  NYS HFA (Hospital & Nursing Home)                         7.000       11/01/2017            251,390
----------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Meadow Manor)                                    7.750       11/01/2019              5,016
----------------------------------------------------------------------------------------------------------------
     50,000  NYS HFA (Multifamily Hsg.)                                0.000 z     11/01/2016             24,544
----------------------------------------------------------------------------------------------------------------
 12,695,000  NYS HFA (Multifamily Hsg.)                                0.000 z     11/01/2017          5,866,233
----------------------------------------------------------------------------------------------------------------
    745,000  NYS HFA (Multifamily Hsg.)                                5.250       11/15/2028            762,195
----------------------------------------------------------------------------------------------------------------
  1,340,000  NYS HFA (Multifamily Hsg.)                                5.300       08/15/2024          1,380,267
----------------------------------------------------------------------------------------------------------------
  1,700,000  NYS HFA (Multifamily Hsg.)                                5.300       11/15/2039          1,738,675
----------------------------------------------------------------------------------------------------------------
  1,070,000  NYS HFA (Multifamily Hsg.)                                5.350       08/15/2020          1,127,277
----------------------------------------------------------------------------------------------------------------
  2,860,000  NYS HFA (Multifamily Hsg.)                                5.350       08/15/2031          2,939,537
----------------------------------------------------------------------------------------------------------------
  2,080,000  NYS HFA (Multifamily Hsg.)                                5.375       02/15/2035          2,146,123
----------------------------------------------------------------------------------------------------------------
  3,250,000  NYS HFA (Multifamily Hsg.)                                5.450       08/15/2032          3,380,390
----------------------------------------------------------------------------------------------------------------
  2,075,000  NYS HFA (Multifamily Hsg.)                                5.500       08/15/2030          2,113,574
----------------------------------------------------------------------------------------------------------------
  1,215,000  NYS HFA (Multifamily Hsg.)                                5.550       08/15/2019          1,281,193
----------------------------------------------------------------------------------------------------------------
  1,385,000  NYS HFA (Multifamily Hsg.)                                5.600       08/15/2019          1,462,726
----------------------------------------------------------------------------------------------------------------
  1,240,000  NYS HFA (Multifamily Hsg.)                                5.600       02/15/2026          1,281,949
----------------------------------------------------------------------------------------------------------------
  1,665,000  NYS HFA (Multifamily Hsg.)                                5.600       08/15/2033          1,747,850
----------------------------------------------------------------------------------------------------------------
  1,210,000  NYS HFA (Multifamily Hsg.)                                5.650       08/15/2030          1,266,180
----------------------------------------------------------------------------------------------------------------
  3,200,000  NYS HFA (Multifamily Hsg.)                                5.650       08/15/2030          3,332,544
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)                                5.650       08/15/2031          1,045,930
----------------------------------------------------------------------------------------------------------------
  1,710,000  NYS HFA (Multifamily Hsg.)                                5.650       02/15/2034          1,768,362
----------------------------------------------------------------------------------------------------------------
  2,120,000  NYS HFA (Multifamily Hsg.)                                5.700       08/15/2033          2,223,096
----------------------------------------------------------------------------------------------------------------
     95,000  NYS HFA (Multifamily Hsg.)                                5.950       08/15/2024             97,233
----------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Multifamily Hsg.)                                6.000       08/15/2027             10,480
----------------------------------------------------------------------------------------------------------------
  1,285,000  NYS HFA (Multifamily Hsg.)                                6.100       11/15/2036          1,384,048
----------------------------------------------------------------------------------------------------------------
  4,700,000  NYS HFA (Multifamily Hsg.)                                6.125       08/15/2038          4,933,449
----------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Multifamily Hsg.)                                6.200       08/15/2012             45,244
----------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Multifamily Hsg.)                                6.200       08/15/2016             26,330
----------------------------------------------------------------------------------------------------------------
    755,000  NYS HFA (Multifamily Hsg.)                                6.250       02/15/2031            780,149

30 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 5,000,000  NYS HFA (Multifamily Hsg.)                                6.300%      08/15/2026    $     5,194,900
----------------------------------------------------------------------------------------------------------------
  1,255,000  NYS HFA (Multifamily Hsg.)                                6.400       11/15/2027          1,323,084
----------------------------------------------------------------------------------------------------------------
  2,860,000  NYS HFA (Multifamily Hsg.)                                6.500       08/15/2024          2,887,599
----------------------------------------------------------------------------------------------------------------
  3,240,000  NYS HFA (Multifamily Hsg.)                                6.700       08/15/2025          3,296,506
----------------------------------------------------------------------------------------------------------------
  5,505,000  NYS HFA (Multifamily Hsg.)                                6.750       11/15/2036          5,655,837
----------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Multifamily Hsg.)                                6.950       08/15/2012             45,531
----------------------------------------------------------------------------------------------------------------
  5,400,000  NYS HFA (Multifamily Hsg.)                                7.050       08/15/2024          5,459,292
----------------------------------------------------------------------------------------------------------------
  1,471,000  NYS HFA (Multifamily Hsg.)                                7.450       11/01/2028          1,473,486
----------------------------------------------------------------------------------------------------------------
    900,000  NYS HFA (Multifamily Hsg.)                                7.550       11/01/2029            917,991
----------------------------------------------------------------------------------------------------------------
  2,880,000  NYS HFA (NH&HC) RITES a                                  15.467 f     11/01/2016          3,621,024
----------------------------------------------------------------------------------------------------------------
     40,000  NYS HFA (Nonprofit Hsg.)                                  6.400       11/01/2010             40,459
----------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                                  6.400       11/01/2013             25,562
----------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                                  6.600       11/01/2010             20,236
----------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                                  6.600       11/01/2013             20,231
----------------------------------------------------------------------------------------------------------------
  2,015,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2009          2,057,093
----------------------------------------------------------------------------------------------------------------
  2,180,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2010          2,225,540
----------------------------------------------------------------------------------------------------------------
  2,365,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2011          2,414,405
----------------------------------------------------------------------------------------------------------------
  2,565,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2012          2,618,583
----------------------------------------------------------------------------------------------------------------
  2,770,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2013          2,827,865
----------------------------------------------------------------------------------------------------------------
  1,330,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2014          1,357,784
----------------------------------------------------------------------------------------------------------------
  1,440,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2015          1,470,082
----------------------------------------------------------------------------------------------------------------
  1,560,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2016          1,592,588
----------------------------------------------------------------------------------------------------------------
  1,705,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2017          1,740,617
----------------------------------------------------------------------------------------------------------------
  1,800,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2018          1,837,602
----------------------------------------------------------------------------------------------------------------
  1,155,000  NYS HFA (Nonprofit Hsg.)                                  8.400       11/01/2019          1,179,128
----------------------------------------------------------------------------------------------------------------
  5,000,000  NYS HFA (Phillips Village)                                7.750       08/15/2017          5,288,950
----------------------------------------------------------------------------------------------------------------
     70,000  NYS HFA (Service Contract)                                5.375       03/15/2023             71,595
----------------------------------------------------------------------------------------------------------------
  5,600,000  NYS HFA (Service Contract)                                5.500       09/15/2022          6,040,104
----------------------------------------------------------------------------------------------------------------
  5,525,000  NYS HFA (Service Contract)                                5.500       03/15/2025          5,864,180
----------------------------------------------------------------------------------------------------------------
    255,000  NYS HFA (Service Contract)                                6.500       03/15/2025            272,297
----------------------------------------------------------------------------------------------------------------
    600,000  NYS HFA (Shorehill Hsg.)                                  7.500       05/01/2008            600,804
----------------------------------------------------------------------------------------------------------------
    400,000  NYS LGSC (SCSB) a                                         7.250       12/15/2011            405,612
----------------------------------------------------------------------------------------------------------------
    810,000  NYS LGSC (SCSB) a                                         7.375       12/15/2016            842,716
----------------------------------------------------------------------------------------------------------------
    980,000  NYS LGSC (SCSB) a                                         7.750       12/15/2021          1,016,427
----------------------------------------------------------------------------------------------------------------
    215,000  NYS Medcare (Beth Israel Medical Center)                  7.125       11/01/2006            215,974
----------------------------------------------------------------------------------------------------------------
  2,025,000  NYS Medcare (Beth Israel Medical Center)                  7.200       11/01/2014          2,034,295
----------------------------------------------------------------------------------------------------------------
  1,045,000  NYS Medcare (Central Suffolk Hospital)                    6.125       11/01/2016            809,614
----------------------------------------------------------------------------------------------------------------
     35,000  NYS Medcare (Hospital & Nursing Home)                     5.750       08/15/2019             39,766
----------------------------------------------------------------------------------------------------------------
     65,000  NYS Medcare (Hospital & Nursing Home)                     6.375       08/15/2029             67,153
----------------------------------------------------------------------------------------------------------------
  1,000,000  NYS Medcare (Hospital & Nursing Home)                     6.375       08/15/2033          1,023,860
----------------------------------------------------------------------------------------------------------------
  1,890,000  NYS Medcare (Hospital & Nursing Home)                     6.500       02/15/2034          1,938,781
----------------------------------------------------------------------------------------------------------------
  2,155,000  NYS Medcare (Hospital & Nursing Home)                     7.400       11/01/2016          2,251,975
----------------------------------------------------------------------------------------------------------------
  2,030,000  NYS Medcare (Hospital & Nursing Home)                     9.375       11/01/2016          2,139,823
----------------------------------------------------------------------------------------------------------------
    440,000  NYS Medcare (Hospital & Nursing Home)                    10.000       11/01/2006            465,674
----------------------------------------------------------------------------------------------------------------
  1,650,000  NYS Medcare (M.G. Nursing Home)                           6.375       02/15/2035          1,789,425

31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   250,000  NYS Medcare (Mental Health)                               5.500%      08/15/2024      $     256,100
----------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Montefiore Medical Center)                   5.750       02/15/2025             26,515
----------------------------------------------------------------------------------------------------------------
    210,000  NYS Medcare (Our Lady of Victory Hospital)                6.625       11/01/2016            210,865
----------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Secured Hospital)                            6.250       02/15/2024             25,640
----------------------------------------------------------------------------------------------------------------
 44,445,000  NYS Medcare (St. Luke's Hospital)                         5.700       02/15/2029         45,471,235
----------------------------------------------------------------------------------------------------------------
 12,500,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.466 f     02/15/2029         13,077,250
----------------------------------------------------------------------------------------------------------------
  8,400,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.524 f     02/15/2029          8,787,912
----------------------------------------------------------------------------------------------------------------
  5,750,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.524 f     02/15/2029          6,015,535
----------------------------------------------------------------------------------------------------------------
 10,000,000  NYS Medcare (St. Luke's Hospital) RITES a                 9.558 f     02/15/2029         10,461,800
----------------------------------------------------------------------------------------------------------------
  5,925,000  NYS Medcare RITES a                                       8.773 f     02/15/2019          6,221,843
----------------------------------------------------------------------------------------------------------------
 10,000,000  NYS Medcare RITES a                                       9.023 f     02/15/2025         10,486,400
----------------------------------------------------------------------------------------------------------------
 50,000,000  NYS Thruway Authority Permanently Linked
             Convertible INFLOS & VDRNS                                5.000       01/01/2024         50,405,500
----------------------------------------------------------------------------------------------------------------
  7,140,000  NYS Thruway Authority RITES a                            14.856 f     01/01/2025          7,725,623
----------------------------------------------------------------------------------------------------------------
      5,000  NYS UDC (Correctional Facilities)                         0.000 z     01/01/2013              3,606
----------------------------------------------------------------------------------------------------------------
  9,000,000  NYS UDC (State Personal Income Tax)                       5.125       03/15/2029          9,319,950
----------------------------------------------------------------------------------------------------------------
  5,480,000  Oneida County IDA (Bonide Products)                       6.250       11/01/2018          5,344,973
----------------------------------------------------------------------------------------------------------------
    755,000  Oneida County IDA (Mobile Climate Control)                8.000       11/01/2008            771,384
----------------------------------------------------------------------------------------------------------------
  2,825,000  Oneida County IDA (Mobile Climate Control)                8.750       11/01/2018          2,908,592
----------------------------------------------------------------------------------------------------------------
    450,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)                      5.300       03/15/2019            465,723
----------------------------------------------------------------------------------------------------------------
    740,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)                      5.350       03/15/2029            750,308
----------------------------------------------------------------------------------------------------------------
  1,190,000  Oneida County IDA (Presbyterian Home)                     5.250       03/01/2019          1,240,051
----------------------------------------------------------------------------------------------------------------
  1,015,000  Oneida County IDA (Presbyterian Home)                     6.100       06/01/2020          1,110,623
----------------------------------------------------------------------------------------------------------------
  4,000,000  Onondaga County IDA (Air Cargo)                           6.125       01/01/2032          4,073,320
----------------------------------------------------------------------------------------------------------------
  2,000,000  Onondaga County IDA (Air Cargo)                           7.250       01/01/2032          2,051,740
----------------------------------------------------------------------------------------------------------------
    515,000  Onondaga County IDA (Coltec Industries)                   7.250       06/01/2008            525,017
----------------------------------------------------------------------------------------------------------------
    770,000  Onondaga County IDA (Coltec Industries)                   9.875       10/01/2010            807,730
----------------------------------------------------------------------------------------------------------------
  1,530,000  Onondaga County IDA (Community General Hospital)          5.500       11/01/2018          1,159,587
----------------------------------------------------------------------------------------------------------------
  8,005,000  Onondaga County IDA (Community General Hospital)          6.625       01/01/2018          6,859,725
----------------------------------------------------------------------------------------------------------------
  4,200,000  Onondaga County IDA (Le Moyne College)                    5.625       12/01/2021          4,447,212
----------------------------------------------------------------------------------------------------------------
 11,500,000  Onondaga County IDA (Solvay Paperboard)                   6.800       11/01/2014         11,878,350
----------------------------------------------------------------------------------------------------------------
 67,200,000  Onondaga County IDA (Solvay Paperboard)                   7.000       11/01/2030         69,790,560
----------------------------------------------------------------------------------------------------------------
    750,000  Onondaga County IDA (Syracuse Home)                       5.200       12/01/2018            777,855
----------------------------------------------------------------------------------------------------------------
 66,449,598  Onondaga County Res Rec b                                 0.000 v     05/01/2022         28,964,715
----------------------------------------------------------------------------------------------------------------
 41,580,000  Onondaga County Res Rec                                   5.000       05/01/2015         37,441,127
----------------------------------------------------------------------------------------------------------------
    612,000  Ontario County IDA (Ontario Design)                       6.500       11/01/2005            614,099
----------------------------------------------------------------------------------------------------------------
    430,000  Orange County IDA (Adult Homes at Erie Station)           7.000       08/01/2021            426,109
----------------------------------------------------------------------------------------------------------------
  2,500,000  Orange County IDA (Arden Hill Life Care Center)           7.000       08/01/2021          2,477,375
----------------------------------------------------------------------------------------------------------------
  2,300,000  Orange County IDA (Arden Hill Life Care Center)           7.000       08/01/2031          2,250,389
----------------------------------------------------------------------------------------------------------------
  2,090,000  Orange County IDA (Arden Hill Life Care Center)           7.000       08/01/2031          2,044,919
----------------------------------------------------------------------------------------------------------------
  2,705,000  Orange County IDA (Glen Arden)                            5.625       01/01/2018          2,381,293
----------------------------------------------------------------------------------------------------------------
  5,590,000  Orange County IDA (Glen Arden)                            5.700       01/01/2028          4,578,601
----------------------------------------------------------------------------------------------------------------
  3,000,000  Orange County IDA (Kingston Manufacturing) a              8.000       11/01/2017          1,620,000
----------------------------------------------------------------------------------------------------------------
    425,000  Orange County IDA (Mental Retardation Projec t)           7.800       07/01/2011            425,425

32 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,715,000  Orange County IDA
             (St. Luke's Cornwall Hospital Obligated Group)            5.375%      12/01/2021    $     1,811,898
----------------------------------------------------------------------------------------------------------------
  6,330,000  Orange County IDA
             (St. Luke's Cornwall Hospital Obligated Group)            5.375       12/01/2026          6,570,287
----------------------------------------------------------------------------------------------------------------
  2,235,000  Orange County IDA
             (St. Luke's Cornwall Hospital Obligated Group)            5.375       12/01/2026          2,319,841
----------------------------------------------------------------------------------------------------------------
  7,835,000  Orange County IDA (Tuxedo Place) a                        7.000       08/01/2032          5,843,970
----------------------------------------------------------------------------------------------------------------
  2,500,000  Orange County IDA (Tuxedo Place) a                        7.000       08/01/2033          1,864,700
----------------------------------------------------------------------------------------------------------------
  2,755,000  Oswego County IDA (Bishop's Common)                       5.375       02/01/2049          2,937,023
----------------------------------------------------------------------------------------------------------------
  3,260,000  Oswego County IDA (Seneca Hill Manor)                     5.650       08/01/2037          3,550,564
----------------------------------------------------------------------------------------------------------------
  5,700,000  Otsego County IDA (Hartwick College)                      5.900       07/01/2022          5,740,470
----------------------------------------------------------------------------------------------------------------
  2,970,000  Otsego County IDA (Mary Imogene Bassett Hospital)         5.350       11/01/2020          3,143,062
----------------------------------------------------------------------------------------------------------------
 11,175,000  Peekskill IDA (Drum Hill)                                 6.375       10/01/2028          9,779,354
----------------------------------------------------------------------------------------------------------------
    692,716  Peekskill IDA (Karta)                                     9.000       07/01/2010            700,121
----------------------------------------------------------------------------------------------------------------
  4,230,000  Port Authority NY/NJ (Continental Airlines)               9.000       12/01/2006          4,290,066
----------------------------------------------------------------------------------------------------------------
  1,360,000  Port Authority NY/NJ (Continental Airlines)               9.000       12/01/2010          1,379,312
----------------------------------------------------------------------------------------------------------------
 50,460,000  Port Authority NY/NJ (Continental Airlines)               9.125       12/01/2015         51,176,532
----------------------------------------------------------------------------------------------------------------
     10,000  Port Authority NY/NJ (JFK International Air Terminal)     5.750       12/01/2025             10,957
----------------------------------------------------------------------------------------------------------------
    285,000  Port Authority NY/NJ (KIAC)                               6.750       10/01/2011            297,777
----------------------------------------------------------------------------------------------------------------
 15,320,000  Port Authority NY/NJ (KIAC)                               6.750       10/01/2019         15,666,538
----------------------------------------------------------------------------------------------------------------
  2,755,000  Poughkeepsie IDA
             (Eastman & Bixby Redevelopment Corp.)                     6.000       08/01/2032          2,947,464
----------------------------------------------------------------------------------------------------------------
  1,990,000  Putnam County IDA (Brewster Plastics)                     8.500       12/01/2016          2,064,705
----------------------------------------------------------------------------------------------------------------
  6,365,000  Rensselaer County Tobacco Asset Securitization Corp.      5.625       06/01/2035          5,806,408
----------------------------------------------------------------------------------------------------------------
  7,300,000  Rensselaer County Tobacco Asset Securitization Corp.      5.750       06/01/2043          6,750,237
----------------------------------------------------------------------------------------------------------------
      5,000  Rensselaer Hsg. Authority (Renwyck)                       7.650       01/01/2011              5,108
----------------------------------------------------------------------------------------------------------------
 20,000,000  Rensselaer Municipal Leasing Corp.
             (Rensselaer County Nursing Home)                          6.900       06/01/2024         20,439,000
----------------------------------------------------------------------------------------------------------------
  1,785,000  Riverhead IDA (Michael Reilly Design) b,d                 8.625       02/01/2012          1,558,162
----------------------------------------------------------------------------------------------------------------
    510,000  Riverhead IDA (Michael Reilly Design) b,d                 8.625       02/01/2012            445,133
----------------------------------------------------------------------------------------------------------------
  4,535,000  Riverhead IDA (Michael Reilly Design) b,d                 8.875       02/01/2032          3,967,037
----------------------------------------------------------------------------------------------------------------
 15,070,000  Rochester Hsg. Authority (Crossroads Apartments)          7.700       01/01/2017         14,887,804
----------------------------------------------------------------------------------------------------------------
  6,790,000  Rochester Museum & Science Center                         6.125       12/01/2015          6,747,087
----------------------------------------------------------------------------------------------------------------
  1,880,000  Rockland County IDA (Dominican College)                   5.900       05/01/2010          1,897,108
----------------------------------------------------------------------------------------------------------------
  5,000,000  Rockland County IDA (Dominican College)                   6.250       05/01/2028          4,983,950
----------------------------------------------------------------------------------------------------------------
    740,000  Rockland County Tobacco Asset Securitization Corp.        5.500       08/15/2025            681,429
----------------------------------------------------------------------------------------------------------------
  9,225,000  Rockland County Tobacco Asset Securitization Corp.        5.625       08/15/2035          8,413,477
----------------------------------------------------------------------------------------------------------------
 10,100,000  Rockland County Tobacco Asset Securitization Corp.        5.750       08/15/2043          9,338,258
----------------------------------------------------------------------------------------------------------------
  1,245,000  Saratoga County IDA (ARC)                                 8.400       03/01/2013          1,270,560
----------------------------------------------------------------------------------------------------------------
  3,000,000  Saratoga County IDA (Saratoga Hospital)                   5.125       12/01/2033          3,089,220
----------------------------------------------------------------------------------------------------------------
  1,635,000  Schenectady IDA (Schaffer Heights Hsg.)                   6.000       11/01/2030          1,752,867
----------------------------------------------------------------------------------------------------------------
  3,335,000  Schenectady Metroplex Devel. Authority, Series A          5.375       12/15/2021          3,501,650
----------------------------------------------------------------------------------------------------------------
    337,000  Schroon Lake Fire District a                              7.250       03/01/2009            337,179
----------------------------------------------------------------------------------------------------------------
    175,000  Scotia Hsg. Authority (Holyrood House)                    7.000       06/01/2009            178,066
----------------------------------------------------------------------------------------------------------------
    775,000  SONYMA, Series 24                                         6.125       10/01/2030            794,794
----------------------------------------------------------------------------------------------------------------
  2,475,000  SONYMA, Series 29                                         5.450       04/01/2031          2,553,086

33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

  PRINCIPAL                                                                                         MARKET VALUE
     AMOUNT                                                            COUPON         MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    15,000  SONYMA, Series 30-C2                                       5.800%      10/01/2025     $      15,268
----------------------------------------------------------------------------------------------------------------
  7,000,000  SONYMA, Series 38 RITES a                                 10.012 f     04/01/2025         7,063,910
----------------------------------------------------------------------------------------------------------------
    100,000  SONYMA, Series 54                                          6.100       10/01/2015           105,175
----------------------------------------------------------------------------------------------------------------
    140,000  SONYMA, Series 60                                          6.000       10/01/2022           147,312
----------------------------------------------------------------------------------------------------------------
     15,000  SONYMA, Series 63                                          6.125       04/01/2027            15,806
----------------------------------------------------------------------------------------------------------------
  8,290,000  SONYMA, Series 65                                          5.850       10/01/2028         8,682,780
----------------------------------------------------------------------------------------------------------------
     20,000  SONYMA, Series 66                                          5.700       10/01/2027            20,949
----------------------------------------------------------------------------------------------------------------
 19,315,000  SONYMA, Series 67                                          5.800       10/01/2028        20,441,644
----------------------------------------------------------------------------------------------------------------
  3,295,000  SONYMA, Series 69                                          5.400       10/01/2019         3,431,907
----------------------------------------------------------------------------------------------------------------
  6,265,000  SONYMA, Series 69                                          5.500       10/01/2028         6,460,656
----------------------------------------------------------------------------------------------------------------
  4,630,000  SONYMA, Series 69 RITES a                                  9.239 f     10/01/2028         4,919,190
----------------------------------------------------------------------------------------------------------------
 13,000,000  SONYMA, Series 71                                          5.400       04/01/2029        13,381,160
----------------------------------------------------------------------------------------------------------------
 10,150,000  SONYMA, Series 71 RITES a                                  9.039 f     04/01/2029        10,740,832
----------------------------------------------------------------------------------------------------------------
  5,500,000  SONYMA, Series 73 RITES a                                 15.964 f     10/01/2028         6,049,120
----------------------------------------------------------------------------------------------------------------
  1,675,000  SONYMA, Series 73-A                                        5.300       10/01/2028         1,716,808
----------------------------------------------------------------------------------------------------------------
 10,175,000  SONYMA, Series 79                                          5.300       04/01/2029        10,444,943
----------------------------------------------------------------------------------------------------------------
    135,000  SONYMA, Series 82                                          5.650       04/01/2030           143,751
----------------------------------------------------------------------------------------------------------------
  5,945,000  SONYMA, Series 97                                          5.500       04/01/2031         6,159,971
----------------------------------------------------------------------------------------------------------------
    300,000  St. Lawrence County IDA (Clarkson University)              5.125       07/01/2021           309,561
----------------------------------------------------------------------------------------------------------------
  1,315,000  St. Lawrence County IDA (Clarkson University)              5.250       07/01/2031         1,347,454
----------------------------------------------------------------------------------------------------------------
  2,370,000  St. Lawrence County IDA (Clarkson University)              5.500       07/01/2029         2,477,551
----------------------------------------------------------------------------------------------------------------
  2,805,000  St. Lawrence County IDA (Hepburn Medical Center)           5.375       12/01/2019         2,998,685
----------------------------------------------------------------------------------------------------------------
  3,595,000  St. Lawrence County IDA (Hepburn Medical Center)           5.500       12/01/2024         3,794,954
----------------------------------------------------------------------------------------------------------------
    615,000  Suffolk County IDA (ALIA--ACDS)                            7.125       06/01/2017           648,868
----------------------------------------------------------------------------------------------------------------
    400,000  Suffolk County IDA (ALIA--ACLD)                            6.375       06/01/2014           403,896
----------------------------------------------------------------------------------------------------------------
  1,310,000  Suffolk County IDA (ALIA--ACLD)                            6.500       03/01/2018         1,343,274
----------------------------------------------------------------------------------------------------------------
    745,000  Suffolk County IDA (ALIA--ACLD)                            7.500       09/01/2015           797,619
----------------------------------------------------------------------------------------------------------------
    325,000  Suffolk County IDA (ALIA--ADD)                             6.950       12/01/2014           342,391
----------------------------------------------------------------------------------------------------------------
    560,000  Suffolk County IDA (ALIA--ADD)                             7.125       06/01/2017           590,839
----------------------------------------------------------------------------------------------------------------
    505,000  Suffolk County IDA (ALIA--ADD)                             7.500       09/01/2015           540,668
----------------------------------------------------------------------------------------------------------------
  1,490,000  Suffolk County IDA (ALIA--DDI) a                           6.375       06/01/2014         1,510,383
----------------------------------------------------------------------------------------------------------------
    285,000  Suffolk County IDA (ALIA--DDI) a                           6.950       12/01/2014           300,250
----------------------------------------------------------------------------------------------------------------
    100,000  Suffolk County IDA (ALIA--DDI) a                           7.500       09/01/2015            94,440
----------------------------------------------------------------------------------------------------------------
    880,000  Suffolk County IDA (ALIA--FREE)                            6.375       06/01/2014           892,038
----------------------------------------------------------------------------------------------------------------
  2,020,000  Suffolk County IDA (ALIA--FREE)                            6.950       12/01/2014         2,128,090
----------------------------------------------------------------------------------------------------------------
  4,865,000  Suffolk County IDA (ALIA--FREE)                            7.125       06/01/2017         5,132,916
----------------------------------------------------------------------------------------------------------------
    710,000  Suffolk County IDA (ALIA--IGHL)                            6.375       06/01/2014           716,915
----------------------------------------------------------------------------------------------------------------
    690,000  Suffolk County IDA (ALIA--IGHL)                            6.950       12/01/2014           726,922
----------------------------------------------------------------------------------------------------------------
  1,295,000  Suffolk County IDA (ALIA--IGHL)                            7.125       06/01/2017         1,366,316
----------------------------------------------------------------------------------------------------------------
  1,945,000  Suffolk County IDA (ALIA--IGHL)                            7.250       12/01/2033         1,951,107
----------------------------------------------------------------------------------------------------------------
    305,000  Suffolk County IDA (ALIA--IGHL)                            7.500       09/01/2015           326,542
----------------------------------------------------------------------------------------------------------------
    420,000  Suffolk County IDA (ALIA--L.I. Head Injury Association)    6.375       06/01/2014           425,468
----------------------------------------------------------------------------------------------------------------
    820,000  Suffolk County IDA (ALIA--L.I. Head Injury Association)    6.950       12/01/2014           863,878
----------------------------------------------------------------------------------------------------------------
    300,000  Suffolk County IDA (ALIA--L.I. Head Injury Association)    7.500       09/01/2015           321,189
----------------------------------------------------------------------------------------------------------------
    695,000  Suffolk County IDA (ALIA--MCH)                             6.375       06/01/2014           701,769

34 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                          MARKET VALUE
      AMOUNT                                                            COUPON         MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
 $ 1,830,000  Suffolk County IDA (ALIA--MCH)                             6.950%      12/01/2014    $     1,927,923
------------------------------------------------------------------------------------------------------------------
   1,580,000  Suffolk County IDA (ALIA--MCH)                             7.125       06/01/2017          1,667,011
------------------------------------------------------------------------------------------------------------------
     805,000  Suffolk County IDA (ALIA--NYS ARC)                         7.500       09/01/2015            861,857
------------------------------------------------------------------------------------------------------------------
     505,000  Suffolk County IDA (ALIA--Pederson-Krag Center)            8.375       06/01/2016            527,488
------------------------------------------------------------------------------------------------------------------
     600,000  Suffolk County IDA (ALIA--SMCFS)                           7.500       09/01/2015            642,378
------------------------------------------------------------------------------------------------------------------
     770,000  Suffolk County IDA (ALIA--Suffolk Hostels)                 7.500       09/01/2015            824,385
------------------------------------------------------------------------------------------------------------------
     295,000  Suffolk County IDA (ALIA--UCPAGS)                          6.375       06/01/2014            297,873
------------------------------------------------------------------------------------------------------------------
   1,195,000  Suffolk County IDA (ALIA--UCPAGS)                          6.950       12/01/2014          1,258,944
------------------------------------------------------------------------------------------------------------------
     935,000  Suffolk County IDA (ALIA--UCPAGS)                          7.000       06/01/2016            980,170
------------------------------------------------------------------------------------------------------------------
     500,000  Suffolk County IDA (ALIA--UCPAGS)                          7.500       09/01/2015            535,315
------------------------------------------------------------------------------------------------------------------
     425,000  Suffolk County IDA (ALIA--WORCA)                           6.950       12/01/2014            447,742
------------------------------------------------------------------------------------------------------------------
     995,000  Suffolk County IDA (ALIA--WORCA)                           7.125       06/01/2017          1,049,795
------------------------------------------------------------------------------------------------------------------
     590,000  Suffolk County IDA (ALIA--WORCA)                           7.500       09/01/2015            631,672
------------------------------------------------------------------------------------------------------------------
   7,293,119  Suffolk County IDA (Camelot Village) b,d                   7.900       11/01/2031          3,615,782
------------------------------------------------------------------------------------------------------------------
     310,000  Suffolk County IDA (CCSSVD)                                7.000       04/01/2010            325,974
------------------------------------------------------------------------------------------------------------------
   2,595,000  Suffolk County IDA (CCSSVD)                                8.000       04/01/2030          2,755,760
------------------------------------------------------------------------------------------------------------------
     960,000  Suffolk County IDA (DDI) a                                 6.250       03/01/2009            928,166
------------------------------------------------------------------------------------------------------------------
   5,025,000  Suffolk County IDA (DDI) a                                 7.250       03/01/2024          4,893,747
------------------------------------------------------------------------------------------------------------------
   9,275,000  Suffolk County IDA (DDI) a                                 8.750       03/01/2023          9,552,879
------------------------------------------------------------------------------------------------------------------
   2,605,000  Suffolk County IDA (Dowling College)                       6.625       06/01/2024          2,576,111
------------------------------------------------------------------------------------------------------------------
   3,240,000  Suffolk County IDA (Dowling College)                       6.700       12/01/2020          3,246,448
------------------------------------------------------------------------------------------------------------------
     255,000  Suffolk County IDA (Federation of Organizations)           7.625       04/01/2010            259,514
------------------------------------------------------------------------------------------------------------------
   2,195,000  Suffolk County IDA (Federation of Organizations)           8.125       04/01/2030          2,285,171
------------------------------------------------------------------------------------------------------------------
   3,860,000  Suffolk County IDA (Huntington First Aid Squad)            6.650       11/01/2017          3,901,148
------------------------------------------------------------------------------------------------------------------
   3,250,000  Suffolk County IDA (Jefferson's Ferry)                     6.125       11/01/2029          3,251,268
------------------------------------------------------------------------------------------------------------------
   6,500,000  Suffolk County IDA (Jefferson's Ferry)                     7.200       11/01/2019          6,787,170
------------------------------------------------------------------------------------------------------------------
  10,000,000  Suffolk County IDA (Jefferson's Ferry)                     7.250       11/01/2028         10,434,800
------------------------------------------------------------------------------------------------------------------
   5,500,000  Suffolk County IDA (Keyspan-Port Jefferson Center)         5.250       06/01/2027          5,532,615
------------------------------------------------------------------------------------------------------------------
   3,500,000  Suffolk County IDA (Nissequogue Cogeneration Partners)     5.300       01/01/2013          3,390,555
------------------------------------------------------------------------------------------------------------------
   7,485,000  Suffolk County IDA (Nissequogue Cogeneration Partners)     5.500       01/01/2023          7,088,445
------------------------------------------------------------------------------------------------------------------
     705,000  Suffolk County IDA (OBPWC)                                 7.500       11/01/2022            713,361
------------------------------------------------------------------------------------------------------------------
   1,600,000  Suffolk County IDA (Peconic Landing Retirement Home)       8.000       10/01/2030          1,635,056
------------------------------------------------------------------------------------------------------------------
     295,000  Suffolk County IDA (Pederson-Krag Center)                  7.625       04/01/2010            305,405
------------------------------------------------------------------------------------------------------------------
   2,545,000  Suffolk County IDA (Pederson-Krag Center)                  8.125       04/01/2030          2,649,549
------------------------------------------------------------------------------------------------------------------
     185,000  Suffolk County IDA (Rainbow Chimes)                        7.000       05/01/2007            182,303
------------------------------------------------------------------------------------------------------------------
   2,210,000  Suffolk County IDA (Rainbow Chimes)                        8.000       11/01/2024          2,110,727
------------------------------------------------------------------------------------------------------------------
   1,670,000  Suffolk County IDA (Rimland Facilities) a                  3.000 v     12/01/2009          1,666,660
------------------------------------------------------------------------------------------------------------------
   5,635,000  Suffolk County IDA (United Cerebral Palsy)                 7.875       09/01/2041          5,654,497
------------------------------------------------------------------------------------------------------------------
   1,620,000  Suffolk County IDA (Windmill Village)                      5.700       12/01/2026          1,707,853
------------------------------------------------------------------------------------------------------------------
   1,305,000  Suffolk County IDA (Windmill Village)                      5.750       12/01/2031          1,379,946
------------------------------------------------------------------------------------------------------------------
     990,000  Suffolk County IDA (Wireless Boulevard Realty)             7.875       12/01/2012          1,055,142
------------------------------------------------------------------------------------------------------------------
   4,005,000  Suffolk County IDA (Wireless Boulevard Realty)             8.625       12/01/2026          4,292,118
------------------------------------------------------------------------------------------------------------------
   3,035,000  Sullivan County IDA (Center Discovery Civic Facility)      7.250       02/01/2012          3,023,862
------------------------------------------------------------------------------------------------------------------
   9,965,000  Sullivan County IDA (Center Discovery Civic Facility)      7.750       02/01/2027          9,900,825
------------------------------------------------------------------------------------------------------------------
   8,725,000  Sullivan County IDA (SCCC Dorm Corp. Civic Facility)       7.250       06/01/2027          8,782,847

35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                          MARKET VALUE
      AMOUNT                                                            COUPON         MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     442,500  Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                          7.375%      11/01/2008     $      400,887
------------------------------------------------------------------------------------------------------------------
    6,995,000  Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                          8.500       11/01/2031          6,327,957
------------------------------------------------------------------------------------------------------------------
    6,590,000  Syracuse Hsg. Authority (LRRHCF)                          5.800       08/01/2037          7,392,267
------------------------------------------------------------------------------------------------------------------
      510,000  Syracuse Hsg. Authority (LRRHCF)                          7.500       08/01/2010            511,428
------------------------------------------------------------------------------------------------------------------
    2,435,000  Syracuse Hsg. Authority (Pavilion on James)               7.500       11/01/2042          2,380,894
------------------------------------------------------------------------------------------------------------------
      270,000  Syracuse IDA (Anoplate Corp.)                             7.250       11/01/2007            271,131
------------------------------------------------------------------------------------------------------------------
    2,195,000  Syracuse IDA (Anoplate Corp.)                             8.000       11/01/2022          2,224,633
------------------------------------------------------------------------------------------------------------------
    1,000,000  Syracuse IDA (Crouse Irving Health Hospital) a            5.375       01/01/2023            728,800
------------------------------------------------------------------------------------------------------------------
   22,295,000  Syracuse IDA (James Square)                               0.000 z     08/01/2025          5,547,442
------------------------------------------------------------------------------------------------------------------
      725,000  Syracuse IDA (Jewish Home of Central NY)                  7.375       03/01/2021            743,067
------------------------------------------------------------------------------------------------------------------
    2,050,000  Syracuse IDA (Jewish Home of Central NY)                  7.375       03/01/2031          2,087,228
------------------------------------------------------------------------------------------------------------------
    8,085,000  Syracuse IDA (Spectrum Medsystems Corp.) a,b,d            8.500       11/01/2010          1,940,400
------------------------------------------------------------------------------------------------------------------
    7,500,000  Tobacco Settlement Financing Corp. (TASC)                 5.500       06/01/2019          8,037,525
------------------------------------------------------------------------------------------------------------------
   13,775,000  Tobacco Settlement Financing Corp. (TASC)                 5.500       06/01/2021         14,675,334
------------------------------------------------------------------------------------------------------------------
   12,675,000  Tobacco Settlement Financing Corp. (TASC)                 5.500       06/01/2022         13,473,652
------------------------------------------------------------------------------------------------------------------
    3,750,000  Tompkins County IDA (Ithacare Center)                     6.200       02/01/2037          4,203,450
------------------------------------------------------------------------------------------------------------------
      125,000  Tompkins Healthcare Corp. (Reconstruction Home)          10.800       02/01/2007            140,275
------------------------------------------------------------------------------------------------------------------
       70,000  Tompkins Healthcare Corp. (Reconstruction Home)          10.800       02/01/2028             80,009
------------------------------------------------------------------------------------------------------------------
      655,000  Tonawanda SCHC                                            6.500       12/01/2010            669,390
------------------------------------------------------------------------------------------------------------------
   10,000,000  Triborough Bridge & Tunnel Authority                      5.000       01/01/2032         10,194,800
------------------------------------------------------------------------------------------------------------------
   10,050,000  Triborough Bridge & Tunnel Authority                      5.125       01/01/2031         10,369,289
------------------------------------------------------------------------------------------------------------------
    8,265,000  Triborough Bridge & Tunnel Authority RITES a              14.786 f    01/01/2027          9,019,595
------------------------------------------------------------------------------------------------------------------
    4,190,000  Triborough Bridge & Tunnel Authority RITES a              14.820 f    01/01/2032          4,583,776
------------------------------------------------------------------------------------------------------------------
    1,035,000  TSASC, Inc. (TFABs)                                       5.500       07/15/2024          1,024,050
------------------------------------------------------------------------------------------------------------------
      200,000  TSASC, Inc. (TFABs)                                       5.600       07/15/2014            207,442
------------------------------------------------------------------------------------------------------------------
   12,940,000  TSASC, Inc. (TFABs)                                       5.750       07/15/2032         12,975,067
------------------------------------------------------------------------------------------------------------------
      195,000  TSASC, Inc. (TFABs)                                       6.250       07/15/2027            200,353
------------------------------------------------------------------------------------------------------------------
   71,660,000  TSASC, Inc. (TFABs)                                       6.250       07/15/2034         73,627,067
------------------------------------------------------------------------------------------------------------------
  128,225,000  TSASC, Inc. (TFABs)                                       6.375       07/15/2039        132,607,731
------------------------------------------------------------------------------------------------------------------
       45,000  Tupper Lake HDC                                           8.125       10/01/2010             45,522
------------------------------------------------------------------------------------------------------------------
      995,000  UCP/HCA of Chemung County                                 6.600       08/01/2022          1,126,221
------------------------------------------------------------------------------------------------------------------
      725,000  Ulster County IDA (Benedictine Hospital)                  6.400       06/01/2014            700,046
------------------------------------------------------------------------------------------------------------------
    1,945,000  Ulster County IDA (Benedictine Hospital)                  6.450       06/01/2024          1,782,301
------------------------------------------------------------------------------------------------------------------
    1,880,000  Ulster County IDA (Brooklyn Bottling)                     8.600       06/30/2022          1,906,546
------------------------------------------------------------------------------------------------------------------
    4,000,000  Ulster County IDA (Kingston Hospital)                     5.650       11/15/2024          4,119,240
------------------------------------------------------------------------------------------------------------------
    1,465,000  Ulster County IDA (Mid-Hudson Family Health Services)     5.350       07/01/2023          1,525,695
------------------------------------------------------------------------------------------------------------------
    2,000,000  Ulster County Tobacco Asset Securitization Corp. b        0.000 v     06/01/2025          1,915,460
------------------------------------------------------------------------------------------------------------------
    2,635,000  Ulster County Tobacco Asset Securitization Corp. b        0.000 v     06/01/2040          1,719,759
------------------------------------------------------------------------------------------------------------------
    2,650,000  Ulster County Tobacco Asset Securitization Corp.          6.000       06/01/2040          2,567,294
------------------------------------------------------------------------------------------------------------------
    2,470,000  Union Hsg. Authority (Methodist Homes)                    7.625       11/01/2016          2,537,752
------------------------------------------------------------------------------------------------------------------
    1,875,000  Union Hsg. Authority (Methodist Homes)                    8.500       04/01/2012          1,939,144
------------------------------------------------------------------------------------------------------------------
      795,000  United Nations Devel. Corp., Series B                     5.500       07/01/2017            795,644
------------------------------------------------------------------------------------------------------------------
   20,280,000  United Nations Devel. Corp., Series B                     5.600       07/01/2026         20,295,413
------------------------------------------------------------------------------------------------------------------
   17,160,000  United Nations Devel. Corp., Series C                     5.600       07/01/2026         17,168,752

36 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     25,000  Upper Mohawk Valley Regional Water
              Finance Authority                                         5.125%      10/01/2026       $     25,670
-----------------------------------------------------------------------------------------------------------------
     500,000  Utica GO                                                  6.100       01/15/2013            567,595
-----------------------------------------------------------------------------------------------------------------
   3,550,000  Utica IDA (Utica College Civic Facility)                  6.850       12/01/2031          3,584,009
-----------------------------------------------------------------------------------------------------------------
   8,440,000  Warren & Washington Counties IDA
              (Adirondack Res Rec)                                      8.000       12/15/2012          7,751,718
-----------------------------------------------------------------------------------------------------------------
   8,645,000  Warren & Washington Counties IDA
              (Adirondack Res Rec)                                      8.200       12/15/2010          8,019,707
-----------------------------------------------------------------------------------------------------------------
   8,965,000  Warren & Washington Counties IDA
              (Adirondack Res Rec)                                      8.200       12/15/2010          8,316,562
-----------------------------------------------------------------------------------------------------------------
   2,925,000  Wayne County IDA (ARC)                                    8.375       03/01/2018          2,968,202
-----------------------------------------------------------------------------------------------------------------
   7,195,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          7,044,696
-----------------------------------------------------------------------------------------------------------------
   3,145,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          3,162,958
-----------------------------------------------------------------------------------------------------------------
   6,330,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          6,366,144
-----------------------------------------------------------------------------------------------------------------
   3,590,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          3,610,750
-----------------------------------------------------------------------------------------------------------------
   8,470,000  Westchester County IDA (Ardsley Hsg.)                     7.900       11/01/2044          8,518,957
-----------------------------------------------------------------------------------------------------------------
   8,115,000  Westchester County IDA (Ardsley Hsg.) w                   7.900       11/01/2044          8,161,337
-----------------------------------------------------------------------------------------------------------------
   6,290,000  Westchester County IDA (Ardsley Hsg.) w                   7.900       11/01/2044          6,325,916
-----------------------------------------------------------------------------------------------------------------
   6,865,000  Westchester County IDA (Ardsley Hsg.) w                   7.900       11/01/2044          6,904,199
-----------------------------------------------------------------------------------------------------------------
   1,870,000  Westchester County IDA (Beth Abraham Hospital)            8.375       12/01/2025          1,968,605
-----------------------------------------------------------------------------------------------------------------
   4,720,000  Westchester County IDA (Childrens Village)                6.000       06/01/2022          4,745,110
-----------------------------------------------------------------------------------------------------------------
   1,101,600  Westchester County IDA (Clearview School)                 9.375       01/01/2021          1,142,414
-----------------------------------------------------------------------------------------------------------------
   2,000,000  Westchester County IDA (Hebrew Hospital Senior Hsg.)      7.375       07/01/2030          2,098,420
-----------------------------------------------------------------------------------------------------------------
   1,560,000  Westchester County IDA (JDAM)                             6.750       04/01/2016          1,639,030
-----------------------------------------------------------------------------------------------------------------
   3,250,000  Westchester County IDA (Lawrence Hospital)                5.000       01/01/2028          3,129,133
-----------------------------------------------------------------------------------------------------------------
     800,000  Westchester County IDA (Lawrence Hospital)                5.125       01/01/2018            811,544
-----------------------------------------------------------------------------------------------------------------
   1,275,000  Westchester County IDA
              (Living Independently for the Elderly)                    5.375       08/20/2021          1,361,891
-----------------------------------------------------------------------------------------------------------------
   3,035,000  Westchester County IDA
              (Living Independently for the Elderly)                    5.400       08/20/2032          3,188,085
-----------------------------------------------------------------------------------------------------------------
   1,675,000  Westchester County IDA (Rippowam-Cisqua School)           5.750       06/01/2029          1,714,463
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Westchester County IDA (Schnurmacher Center)              6.500       11/01/2013          1,004,570
-----------------------------------------------------------------------------------------------------------------
   1,710,000  Westchester County IDA (Schnurmacher Center)              6.500       11/01/2033          1,719,251
-----------------------------------------------------------------------------------------------------------------
      85,000  Westchester County IDA (Westchester Airport)              5.950       08/01/2024             86,186
-----------------------------------------------------------------------------------------------------------------
   2,500,000  Westchester County IDA (Winward School)                   5.250       10/01/2031          2,590,725
-----------------------------------------------------------------------------------------------------------------
  76,375,000  Westchester County Tobacco Asset Securitization Corp. b   0.000 v     07/15/2039         56,490,769
-----------------------------------------------------------------------------------------------------------------
   1,565,000  Yates County IDA (Keuka College)                          8.750       08/01/2015          1,943,370
-----------------------------------------------------------------------------------------------------------------
   3,825,000  Yates County IDA (SSMH)                                   5.650       02/01/2039          4,223,680
-----------------------------------------------------------------------------------------------------------------
  15,175,000  Yonkers IDA (Community Devel. Properties)                 6.625       02/01/2026         16,205,686
-----------------------------------------------------------------------------------------------------------------
   4,685,000  Yonkers IDA (Hudson Scenic Studio)                        6.625       11/01/2019          4,687,717
-----------------------------------------------------------------------------------------------------------------
   1,590,000  Yonkers IDA (Philipsburgh Hall Associates)                7.500       11/01/2030          1,580,667
-----------------------------------------------------------------------------------------------------------------
   2,500,000  Yonkers IDA (St. John's Riverside Hospital)               7.125       07/01/2031          2,512,300
-----------------------------------------------------------------------------------------------------------------
   3,270,000  Yonkers IDA (St. Joseph's Hospital)                       8.500       12/30/2013          3,362,345
-----------------------------------------------------------------------------------------------------------------
   2,200,000  Yonkers IDA (St. Joseph's Hospital), Series  98-A         6.150       03/01/2015          1,944,536
-----------------------------------------------------------------------------------------------------------------
   2,100,000  Yonkers IDA (St. Joseph's Hospital), Series  98-B         6.150       03/01/2015          1,856,148
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Yonkers IDA (St. Joseph's Hospital), Series  98-C         6.200       03/01/2020            840,690

37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

   PRINCIPAL                                                                                         MARKET VALUE
      AMOUNT                                                           COUPON         MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,375,000  Yonkers IDA (Westchester School)                          8.750%      12/30/2023    $     3,546,653
-----------------------------------------------------------------------------------------------------------------
     800,000  Yonkers Parking Authority                                 6.000       06/15/2018            838,360
-----------------------------------------------------------------------------------------------------------------
   1,215,000  Yonkers Parking Authority                                 6.000       06/15/2024          1,249,093
-----------------------------------------------------------------------------------------------------------------
     150,000  Yonkers Parking Authority                                 7.750       12/01/2004            152,339
                                                                                                  ---------------
                                                                                                    5,315,095,230
-----------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--9.6%
     500,000  American Samoa Power Authority                            7.000       09/01/2004            516,235
-----------------------------------------------------------------------------------------------------------------
   2,460,000  Guam EDA (Royal Socio Apartments) b,d                     9.500       11/01/2018          2,235,476
-----------------------------------------------------------------------------------------------------------------
     290,000  Guam Power Authority, Series A                            5.250       10/01/2023            272,499
-----------------------------------------------------------------------------------------------------------------
  20,000,000  Guam Power Authority, Series A                            5.250       10/01/2034         18,194,800
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Northern Mariana Islands, Series A                        6.000       06/01/2020          1,068,110
-----------------------------------------------------------------------------------------------------------------
   8,155,000  Northern Mariana Islands, Series A                        6.250       03/15/2028          8,348,763
-----------------------------------------------------------------------------------------------------------------
  19,685,000  Northern Mariana Islands, Series A                        6.600       03/15/2028         21,167,281
-----------------------------------------------------------------------------------------------------------------
  10,000,000  Northern Mariana Islands, Series A                        7.375       06/01/2030         10,338,700
-----------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico Children's Trust Fund (TASC)                  5.625       05/15/2043          1,876,480
-----------------------------------------------------------------------------------------------------------------
      35,000  Puerto Rico Electric Power Authority                      5.375       07/01/2030             36,804
-----------------------------------------------------------------------------------------------------------------
     750,000  Puerto Rico HBFA                                          6.250       04/01/2029            777,735
-----------------------------------------------------------------------------------------------------------------
     125,000  Puerto Rico HFC                                           5.100       12/01/2018            130,219
-----------------------------------------------------------------------------------------------------------------
   2,140,000  Puerto Rico HFC                                           5.500       12/01/2023          2,248,798
-----------------------------------------------------------------------------------------------------------------
      10,000  Puerto Rico HFC                                           7.300       10/01/2006             10,032
-----------------------------------------------------------------------------------------------------------------
     140,000  Puerto Rico HFC                                           7.500       10/01/2015            140,241
-----------------------------------------------------------------------------------------------------------------
   3,495,000  Puerto Rico HFC                                           7.500       04/01/2022          3,639,169
-----------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico Highway & Transportation Authority            5.000       07/01/2028          7,126,140
-----------------------------------------------------------------------------------------------------------------
  37,190,000  Puerto Rico Highway & Transportation Authority,
              Series G                                                  5.000       07/01/2033         37,908,511
-----------------------------------------------------------------------------------------------------------------
  54,000,000  Puerto Rico Highway & Transportation Authority,
              Series G                                                  5.000       07/01/2042         54,541,080
-----------------------------------------------------------------------------------------------------------------
     575,000  Puerto Rico Infrastructure                                7.500       07/01/2009            590,094
-----------------------------------------------------------------------------------------------------------------
   1,080,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.375       02/01/2019          1,116,893
-----------------------------------------------------------------------------------------------------------------
   1,575,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.375       12/01/2021          1,620,045
-----------------------------------------------------------------------------------------------------------------
   5,750,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.375       02/01/2029          5,790,078
-----------------------------------------------------------------------------------------------------------------
   6,315,000  Puerto Rico ITEMECF (Ana G. Mendez University)            5.500       12/01/2031          6,374,740
-----------------------------------------------------------------------------------------------------------------
  42,800,000  Puerto Rico ITEMECF (Congeneration Facilities)            6.625       06/01/2026         44,621,140
-----------------------------------------------------------------------------------------------------------------
   3,520,000  Puerto Rico ITEMECF (Mennonite General Hospital)          5.625       07/01/2017          3,019,139
-----------------------------------------------------------------------------------------------------------------
     985,000  Puerto Rico ITEMECF (Mennonite General Hospital)          5.625       07/01/2027            777,864
-----------------------------------------------------------------------------------------------------------------
   8,735,000  Puerto Rico ITEMECF (Mennonite General Hospital)          6.500       07/01/2018          8,006,763
-----------------------------------------------------------------------------------------------------------------
  12,340,000  Puerto Rico ITEMECF (Mennonite General Hospital)          6.500       07/01/2026         10,887,335
-----------------------------------------------------------------------------------------------------------------
     750,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)             6.400       05/01/2009            767,213
-----------------------------------------------------------------------------------------------------------------
   2,450,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)             6.600       05/01/2014          2,478,175
-----------------------------------------------------------------------------------------------------------------
   5,250,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)             6.700       05/01/2024          5,253,833
-----------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico ITEMECF
              (San Lucas & Cristo Redentor Hospitals)                   5.750       06/01/2029          5,354,090
-----------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico ITEMECF (University of the Sacred Heart)      5.250       09/01/2021            519,945
-----------------------------------------------------------------------------------------------------------------
   8,000,000  Puerto Rico ITEMECF (University of the Sacred Heart)      5.250       09/01/2031          8,189,440
-----------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Port Authority (American Airlines), Series A  6.250       06/01/2026            654,770
-----------------------------------------------------------------------------------------------------------------
  12,470,000  Puerto Rico Port Authority (American Airlines), Series A  6.300       06/01/2023          8,166,728

38 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                            MARKET VALUE
      AMOUNT                                                                COUPON         MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    445,000  Puerto Rico Public Buildings Authority                         5.375%      07/01/2033   $      465,693
--------------------------------------------------------------------------------------------------------------------
   3,418,990  Puerto Rico Public Buildings Authority Computer Lease a        6.528       05/01/2004        3,410,784
--------------------------------------------------------------------------------------------------------------------
 182,410,000  Puerto Rico Public Finance Corp., Series E                     5.500       08/01/2029      192,686,979
--------------------------------------------------------------------------------------------------------------------
     262,428  Puerto Rico San Sebastian Garage Lease a,d                    10.000       09/16/2005          267,461
--------------------------------------------------------------------------------------------------------------------
   2,040,000  University of V.I., Series A                                   6.250       12/01/2029        2,206,668
--------------------------------------------------------------------------------------------------------------------
   1,250,000  V.I. Government Refinery Facilities (Hovensa Coker)            6.500       07/01/2021        1,308,188
--------------------------------------------------------------------------------------------------------------------
      45,000  V.I. Hsg. Finance Authority, Series A                          6.450       03/01/2016           46,472
--------------------------------------------------------------------------------------------------------------------
   4,000,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan)      5.000       10/01/2031        4,011,240
--------------------------------------------------------------------------------------------------------------------
  27,733,000  V.I. Public Finance Authority (Hovensa Coker)                  6.500       07/01/2021       28,980,430
--------------------------------------------------------------------------------------------------------------------
   8,000,000  V.I. Public Finance Authority (Hovensa Refinery)               6.125       07/01/2022        8,184,240
--------------------------------------------------------------------------------------------------------------------
   4,510,000  V.I. Public Finance Authority Computer Lease a                 6.250       01/01/2005        4,628,839
--------------------------------------------------------------------------------------------------------------------
   1,000,000  V.I. Public Finance Authority, Series A                        5.500       10/01/2018        1,030,660
--------------------------------------------------------------------------------------------------------------------
  16,220,000  V.I. Public Finance Authority, Series A                        5.500       10/01/2022       16,469,626
--------------------------------------------------------------------------------------------------------------------
   7,500,000  V.I. Public Finance Authority, Series A                        5.625       10/01/2025        7,646,775
--------------------------------------------------------------------------------------------------------------------
      50,000  V.I. Public Finance Authority, Series A                        5.625       10/01/2025           51,795
--------------------------------------------------------------------------------------------------------------------
   3,830,000  V.I. Public Finance Authority, Series E                        6.000       10/01/2022        3,898,595
--------------------------------------------------------------------------------------------------------------------
   1,575,000  V.I. Water & Power Authority                                   5.300       07/01/2018        1,586,781
--------------------------------------------------------------------------------------------------------------------
   3,515,000  V.I. Water & Power Authority                                   5.300       07/01/2021        3,478,268
--------------------------------------------------------------------------------------------------------------------
   2,500,000  V.I. Water & Power Authority                                   5.500       07/01/2017        2,526,450
                                                                                                      --------------
                                                                                                         567,651,302

--------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $5,832,625,665)--99.5%                                              5,882,746,532
--------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES--0.5                                                                     28,948,361
                                                                                                      --------------
 NET ASSETS--100.0%                                                                                   $5,911,694,893
                                                                                                      ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

A. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial
Statements.
B. Non-income producing security.
D. Issue is in default. See Note 1 of Notes to Financial Statements.
F. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.
V. Represents the current interest rate for a variable or increasing rate security.
W. When-issued security to be delivered and settled after December 31, 2003. See
Note 1 of Notes to Financial Statements.
Z. Represents a zero coupon bond.

39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  DECEMBER 31, 2003
--------------------------------------------------------------------------------
TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Association for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Association of Retarded Citizens
ASMF      Amsterdam Sludge Management Facility
BID       Business Improvement District
CCSSVD    Central Council of the Society of St.Vincent dePaul
CFGA      Child and Family Guidance Association
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSD       Central School District
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DIAMONDS  Direct Investment of Accrued Municipals
EDA       Economic Development Authority
EFC       Environmental Facilities Corporation
EHC       Elderly Housing Corporation
ERDA      Energy Research and Development Authority
FHA       Federal Housing Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
HBFA      Housing Bank and Finance Agency
HDC       Housing Development Corporation
HELP      Homeless Economic Loan Program
HFA       Housing Finance Agency
HFC       Housing Finance Corporation
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
HJDOI     Hospital for Joint Diseases Orthopaedic Institute
IDA       Industrial Development Agency
IFA       Interim Finance Authority
IGHL      Independent Group Home for Living
INFLOS    Inverse Floating Rate Securities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
JCC       Jewish Community Center
JDAM      Julia Dyckman Andrus Memorial
LEVRRS    Leveraged Reverse Rate Security
LGSC      Local Government Services Corporation
L.I.      Long Island
LILCO     Long Island Lighting Corporation
LRRHCF    Loretto Rest Residential Health Care Facility
LVH       Little Village House
MCH       Maryhaven Center of Hope
MSH       Mount Sinai Hospital
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NH&HC     Nursing Home and Health Care
NIMO      Niagara Mohawk Power Corporation
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYSEG     New York State Electric and Gas
NYU       New York University
OBPWC     Ocean Bay Park Water Corporation
PRFF      Puerto Rican Family Foundation
RG&E      Rochester Gas and Electric
RIBS      Residual Interest Bonds
RIT       Rochester Institute of Technology
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
SCCC      Sullivan County Community College
SCHC      Senior Citizen Housing Corporation
SCSB      Schuyler Community Services Board
SLCD      School for Language and Communication Development
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SSMH      Soldiers and Sailors Memorial Hospital
SUNY      State University of New York
TASC      Tobacco Settlement Asset-Backed Bonds
TFA       Transitional Finance Authority
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Association of Greater Suffolk
UCP/HCA   United Cerebral Palsy and Handicapped Children's Association
UDC       Urban Development Corporation
VDRNS     Variable Demand Rate Notes
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
WWH       Wyandach/Wheatley Heights
YMCA      Young Men's Christian Association

40 | ROCHESTER FUND MUNICIPALS

----------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  DECEMBER 31, 2003
----------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:
 INDUSTRY                                     MARKET VALUE          PERCENT
----------------------------------------------------------------------------
 Hospital/Health Care                       $  727,476,022             12.4%
 Tobacco Settlements                           600,333,533             10.2
 Electric Utilities                            558,981,797              9.5
 Highways/Railways                             495,961,618              8.4
 Airlines                                      467,264,490              7.9
 Multifamily Housing                           334,881,048              5.7
 Adult Living Facilities                       320,772,750              5.5
 General Obligation                            306,818,818              5.2
 Higher Education                              252,965,273              4.3
 Not-for-Profit Organization                   248,988,948              4.2
 Sales Tax Revenue                             243,153,132              4.1
 Water Utilities                               209,000,085              3.6
 Paper, Containers & Packaging                 169,331,269              2.9
 Resource Recovery                             134,218,431              2.3
 Municipal Leases                              128,858,773              2.2
 Education                                     113,295,736              1.9
 Single Family Housing                         106,544,081              1.8
 Manufacturing, Non-Durable Goods              103,955,787              1.8
 Manufacturing, Durable Goods                   94,716,254              1.6
 Marine/Aviation Facilities                     83,656,190              1.4
 Special Assessment                             76,860,246              1.3
 Gas Utilities                                  34,084,667              0.6
 Pollution Control                              30,988,739              0.5
 Parking Fee Revenue                            27,890,586              0.5
 Hotels, Restaurants & Leisure                  11,748,259              0.2
                                            --------------------------------
 Total                                      $5,882,746,532            100.0%
                                            ================================

----------------------------------------------------------------------------
 SUMMARY OF RATINGS  DECEMBER 31, 2003
----------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:
 RATINGS                                                            PERCENT
----------------------------------------------------------------------------
 AAA                                                                   10.0%
 AA                                                                    14.8
 A                                                                     20.9
 BBB                                                                   30.0
 BB                                                                     4.0
 B                                                                      0.3
 CCC                                                                    6.5
 CC                                                                     0.0
 C                                                                      0.0
 D                                                                      0.0
 Not Rated                                                             13.5
                                                                      ------
 Total                                                                100.0%
                                                                      ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------
 Investments, at value (cost $5,832,625,665)--see accompanying statement          $5,882,746,532
-------------------------------------------------------------------------------------------------
 Cash                                                                                  1,705,743
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                            107,458,783
 Shares of beneficial interest sold                                                    8,419,127
 Investments sold                                                                     29,790,095
 Other                                                                                    49,435
                                                                                  ---------------
 Total assets                                                                      6,030,169,715

-------------------------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.750% at December 31, 2003)                    54,400,000
 Investments purchased (including $52,515,000 purchased on a when-issued
 or forward commitment basis)                                                         53,074,364
 Shares of beneficial interest redeemed                                                6,969,141
 Distribution and service plan fees                                                    2,586,204
 Trustees' compensation                                                                  939,635
 Transfer and shareholder servicing agent fees                                           226,632
 Shareholder reports                                                                     133,758
 Other                                                                                   145,088
                                                                                -----------------
 Total liabilities                                                                   118,474,822

-------------------------------------------------------------------------------------------------
 Net Assets                                                                       $5,911,694,893
                                                                                  ===============

-------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
 Paid-in capital                                                                  $6,021,275,251
-------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                    13,550,832
-------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                       (173,252,057)
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                           50,120,867
-------------------------------------------------------------------------------------------------
 NET ASSETS                                                                       $5,911,694,893
                                                                                  ===============

42 | ROCHESTER FUND MUNICIPALS

---------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,228,426,701 and 240,038,842 shares of beneficial interest outstanding)      $17.62
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                       $18.50
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,231,370,642 and 69,956,316 shares of beneficial interest outstanding)       $17.60
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $442,811,686
 and 25,166,911 shares of beneficial interest outstanding)                      $17.59
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $9,085,864 and 515,846 shares of beneficial interest outstanding)    $17.61

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
 Interest                                                                           $418,077,126

-------------------------------------------------------------------------------------------------
 EXPENSES
-------------------------------------------------------------------------------------------------
 Management fees                                                                      26,976,540
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               5,974,356
 Class B                                                                              12,595,749
 Class C                                                                               4,363,839
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               1,801,877
 Class B                                                                                 732,655
 Class C                                                                                 244,764
 Class Y                                                                                  10,134
-------------------------------------------------------------------------------------------------
 Accounting service fees                                                               1,745,069
-------------------------------------------------------------------------------------------------
 Interest expense                                                                        656,728
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             436,582
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  297,563
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                     160,594
-------------------------------------------------------------------------------------------------
 Other                                                                                   174,306
                                                                                    -------------
 Total expenses                                                                       56,170,756
 Less reduction to custodian expenses                                                    (14,215)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A          (4,132)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B            (499)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C            (193)
                                                                                    -------------
 Net expenses                                                                         56,151,717

-------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                               361,925,409

-------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                    (67,477,223)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                 134,767,140

-------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $429,215,326
                                                                                    =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED DECEMBER 31,                                         2003                 2002
-------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------
 Net investment income                                 $  361,925,409       $  358,453,248
-------------------------------------------------------------------------------------------
 Net realized gain (loss)                                 (67,477,223)           4,858,580
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     134,767,140          (67,362,355)
                                                       ------------------------------------
 Net increase in net assets resulting from operations     429,215,326          295,949,473

-------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (264,497,024)        (262,145,612)
 Class B                                                  (70,438,857)         (66,778,356)
 Class C                                                  (24,428,144)         (24,126,061)
 Class Y                                                     (743,767)            (758,014)

-------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 (121,893,999)         266,560,700
 Class B                                                 (123,811,036)         197,188,318
 Class C                                                  (32,773,952)          47,416,054
 Class Y                                                   (3,100,020)                  --

-------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------
 Total increase (decrease)                               (212,471,473)         453,306,502
-------------------------------------------------------------------------------------------
 Beginning of period                                    6,124,166,366        5,670,859,864
                                                       ------------------------------------
 End of period [including accumulated net investment
 income of $13,550,832 and $11,733,215, respectively]  $5,911,694,893       $6,124,166,366
                                                       ====================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

45 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED DECEMBER 31,                    2003        2002         2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $17.38      $17.52       $17.67        $16.78        $18.81
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                1.11        1.08         1.06          1.04          1.04
 Net realized and unrealized gain (loss)               .23        (.15)        (.17)          .89         (2.03)
                                                    ----------------------------------------------------------------
 Total from investment operations                     1.34         .93          .89          1.93          (.99)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (1.10)      (1.07)       (1.04)        (1.04)        (1.04)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $17.62      $17.38       $17.52        $17.67        $16.78
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                   8.12%       5.46%        5.14%        11.93%        (5.51)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)            $4,228      $4,299       $4,073        $3,536        $3,288
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                   $4,100      $4,292       $3,893        $3,341        $3,559
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                6.49%       6.18%        5.97%         6.07%         5.78%
 Total expenses                                       0.71%       0.72%        0.72%         0.78%         0.77%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                    N/A 3,4    0.71% 4,5    0.70% 4,5     0.74% 4,5     0.73% 4,5
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                18%         29%          11%           26%           30%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46 | ROCHESTER FUND MUNICIPALS

CLASS B   YEAR ENDED DECEMBER 31,                  2003      2002          2001         2000         1999
--------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $17.36    $17.51        $17.66       $16.77       $18.79
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .96       .93           .91          .89          .89
 Net realized and unrealized gain (loss)            .23      (.16)         (.17)         .90        (2.03)
                                                 -------------------------------------------------------------
 Total from investment operations                  1.19       .77           .74         1.79        (1.14)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to sha reholders:
 Dividends from net investment income              (.95)     (.92)         (.89)        (.90)        (.88)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $17.60    $17.36        $17.51       $17.66       $16.77
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                7.19%     4.50%         4.25%       10.98%       (6.27)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)         $1,231    $1,342        $1,157         $803         $673
--------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                $1,259    $1,275        $  997         $711         $635
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             5.62%     5.32%         5.10%        5.19%        4.91%
 Total expenses                                    1.58%     1.58%         1.58%        1.65%        1.64%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                 N/A 3,4  1.57% 4,5     1.56% 4,5    1.60% 4,5    1.59% 4,5
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             18%       29%           11%          26%          30%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

47 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  CONTINUED

CLASS C  YEAR ENDED DECEMBER 31,                           2003      2002         2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $17.36    $17.50       $17.66      $16.76      $18.79
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .96       .93          .91         .89         .89
 Net realized and unrealized gain (loss)                    .22      (.15)        (.18)        .91       (2.04)
                                                         -----------------------------------------------------------
 Total from investment operations                          1.18       .78          .73        1.80       (1.15)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.95)     (.92)        (.89)       (.90)       (.88)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $17.59    $17.36       $17.50      $17.66      $16.76
                                                         ===========================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                        7.14%     4.57%        4.19%      11.06%      (6.32)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                   $443      $471         $429        $259        $220
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                          $436      $460         $356        $225        $221
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.62%     5.32%        5.09%       5.20%       4.92%
 Total expenses                                            1.58%     1.58%        1.57%       1.63%       1.63%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         N/A 3,4  1.57% 4,5    1.55% 4,5   1.59% 4,5   1.58% 4,5
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     18%       29%          11%         26%         30%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48 | ROCHESTER FUND MUNICIPALS

CLASS Y  YEAR ENDED DECEMBER 31,                       2003         2002          2001        2000 1
----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $17.38       $17.52        $17.67        $16.88
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 1.14         1.10          1.08           .70
 Net realized and unrealized gain (loss)                .21         (.15)         (.17)          .78
                                                     -----------------------------------------------------
 Total from investment operations                      1.35          .95           .91          1.48
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (1.12)       (1.09)        (1.06)         (.69)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $17.61       $17.38        $17.52        $17.67
                                                     =====================================================

----------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                    8.16%        5.57%         5.25%         8.97%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                $ 9          $12           $12           $11
----------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $11          $12           $12           $10
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 6.79%        6.30%         6.08%         6.07%
 Total expenses                                        0.61%        0.62%         0.62%         0.68%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                    N/A 4       0.61% 4,5     0.60% 4,5     0.64% 4,5
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 18%          29%           11%           26%

1. For the period from April 28, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

49 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Rochester Fund Municipals (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The
 Fund's investment advisor is OppenheimerFunds, Inc.
    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
 Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for
 Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated

50 | ROCHESTER FUND MUNICIPALS

 assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of
 December 31, 2003, the Fund had entered into when issued purchase commitments or forward commitments of $52,515,000.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $604,901,843 as of December 31, 2003.
 Including the effect of leverage, inverse floaters represent 17.88% of the
 Fund's total assets as of December 31, 2003.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $26,399,526, representing 0.45% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State.
 Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

51 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
       UNDISTRIBUTED   UNDISTRIBUTED       ACCUMULATED    OTHER INVESTMENTS
       NET INVESTMENT      LONG-TERM              LOSS   FOR FEDERAL INCOME
       INCOME                   GAIN  CARRYFORWARD 1,2         TAX PURPOSES
      ---------------------------------------------------------------------
       $21,084,420              $--       $172,328,930          $49,197,742

 1. As of December 31, 2003, the Fund had $172,328,930 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:
                              EXPIRING
                              ----------------------
                              2004      $  3,560,645
                              2005         5,760,047
                              2006         4,332,921
                              2007        41,458,446
                              2008        48,591,026
                              2011        68,625,845
                                        ------------
                              Total     $172,328,930
                                        ============

 2. During the fiscal year December 31, 2003, the Fund did not utilize any capital loss carryforwards. During the fiscal year December 31, 2002, the Fund utilized $4,773,145 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year $10,726,285 of unused capital loss carryforward expired.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                          REDUCTION TO
                                       ACCUMULATED NET
                 REDUCTION TO         REALIZED LOSS ON
                 PAID-IN CAPITAL           INVESTMENTS
                 --------------------------------------
                 $10,726,285               $10,726,285

 The tax character of distributions paid during the years ended December 31,
 2003 and December 31, 2002 was as follows:
                                           YEAR ENDED                YEAR ENDED
                                    DECEMBER 31, 2003         DECEMBER 31, 2002
        -----------------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends        $360,107,792              $353,808,043

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

52 | ROCHESTER FUND MUNICIPALS

                 Federal tax cost of securities     $5,833,548,790
                                                    ==============

                 Gross unrealized appreciation      $  228,819,697
                 Gross unrealized depreciation        (179,621,955)
                                                    ---------------
                   Net unrealized appreciation      $   49,197,742
                                                    ===============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 December 31, 2003, the Fund's projected benefit obligations were increased by
 $160,200 and payments of $14,819 were made to retired trustees, resulting in an accumulated liability of $734,459 as of December 31, 2003.
    In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the year ended December 31, 2003, payments of $67,500 were made to retired trustees. As of December 31, 2003, the
 Fund had recognized an accumulated liability of $178,875.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other
 Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

53 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2003     YEAR ENDED DECEMBER 31, 2002
                                  SHARES          AMOUNT         SHARES            AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                         31,968,251   $ 545,936,442     46,250,617     $ 812,053,894
 Dividends and/or
 distributions reinvested      9,003,352     153,817,637      8,272,468       144,484,462
 Redeemed                    (48,331,277)   (821,648,078)   (39,608,309)     (689,977,656)
                             -------------------------------------------------------------
 Net increase (decrease)      (7,359,674)  $(121,893,999)    14,914,776     $ 266,560,700
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                          8,236,496   $ 140,702,835     18,018,394     $ 316,028,022
 Dividends and/or
 distributions reinvested      2,559,786      43,684,161      2,312,130        40,363,248
 Redeemed                    (18,121,088)   (308,198,032)    (9,146,731)     (159,202,952)
                             -------------------------------------------------------------
 Net increase (decrease)      (7,324,806)  $(123,811,036)    11,183,793     $ 197,188,318
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                          4,623,365   $  79,157,974      8,867,195     $ 155,513,477
 Dividends and/or
 distributions reinvested        957,977      16,341,183        915,923        15,983,379
 Redeemed                     (7,557,987)   (128,273,109)    (7,127,719)     (124,080,802)
                             -------------------------------------------------------------
 Net increase (decrease)      (1,976,645)  $ (32,773,952)     2,655,399     $  47,416,054
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                 --   $          --             --     $          --
 Dividends and/or
 distributions reinvested             --              --             --                --
 Redeemed                       (179,098)     (3,100,020)            --                --
                             -------------------------------------------------------------
 Net decrease                   (179,098)  $  (3,100,020)            --     $          --
                             =============================================================
--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were
 $1,043,747,044 and $1,387,785,590, respectively.

54 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets,
 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion.
--------------------------------------------------------------------------------
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended, the Fund paid $1,745,069 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $2,676,006 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
 acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the
 Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS SHARES. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the
 Distributor an annual asset-based sales

55 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 charge of 0.75% per year on Class B shares and on Class C shares. The
 Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the
 Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
 Distributor's aggregate uncompensated expenses under the plan at December 31,
 2003 for Class B and Class C shares was $43,709,458 and $9,655,198, respectively. Fees incurred by the Fund under the plans are detailed in the
 Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
 Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A        CLASS B        CLASS C
                            CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END SALES       DEFERRED       DEFERRED       DEFERRED
                      SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                        RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 December 31, 2003       $1,256,842      $117,684     $3,574,383        $79,710

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 December 31, 2003 was $654,706,789, which represents 11.07% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November
 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

56 | ROCHESTER FUND MUNICIPALS

    The Fund had borrowings outstanding of $54,400,000 at December 31, 2003 at an interest rate of 1.750%. For the year ended December 31, 2003, the average monthly loan balance was $34,669,868 at an average daily interest rate of
 1.625%. The Fund had gross borrowings and gross loan repayments of $767,700,000 and $783,700,000, respectively, during the year ended December 31, 2003. The maximum amount of borrowings outstanding at any month-end was $81,500,000. The
 Fund paid commitment fees of $28,758 and interest of $629,115 during the year ended December 31, 2003.

                                     A-1

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-12
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_|   Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $1,000,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|

      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;

   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Rochester Fund Municipals

Internet Website
     www.oppenheimerfunds.com
     ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALLOPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0365.001.0204.rev0205

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.